UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4118

Fidelity Securities Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Blue Chip Growth Fund

October 31, 2016

BCF-QTLY-1216
1.809076.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 25.5%
Automobiles - 2.1%
BYD Co. Ltd. (H Shares)	1,096,500	$7,211
Tesla Motors, Inc. (a)(b)	1,984,633	392,421
		399,632
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR	542,800	27,211
Service Corp. International	146,600	3,753
Weight Watchers International, Inc. (a)	129,353	1,330
		32,294
Hotels, Restaurants & Leisure - 4.3%
Buffalo Wild Wings, Inc. (a)	428,809	62,456
Chipotle Mexican Grill, Inc. (a)(b)	852,870	307,681
Dave & Buster's Entertainment, Inc. (a)	1,775,813	73,430
Del Taco Restaurants, Inc. (a)	412,500	5,532
Domino's Pizza, Inc.	175,771	29,747
Las Vegas Sands Corp.	534,200	30,919
MGM Mirage, Inc. (a)	1,350,942	35,354
Panera Bread Co. Class A (a)(b)	117,700	22,452
Shake Shack, Inc. Class A (a)(b)	507,300	16,178
Starbucks Corp.	3,902,047	207,082
Wingstop, Inc.	152,000	4,068
Yum China Holdings, Inc. (a)	386,100	9,359
		804,258
Household Durables - 1.0%
GoPro, Inc. Class A (a)(b)	708,400	9,053
Newell Brands, Inc.	1,810,702	86,950
Nien Made Enterprise Co. Ltd.	437,000	5,073
Sony Corp.	1,664,300	52,456
Sony Corp. sponsored ADR	990,975	31,047
		184,579
Internet & Direct Marketing Retail - 8.6%
Amazon.com, Inc. (a)	1,478,887	1,168,055
Ctrip.com International Ltd. ADR (a)	565,533	24,968
Expedia, Inc.	673,399	87,023
Groupon, Inc. Class A (a)	1,783,414	7,116
Netflix, Inc. (a)	990,048	123,627
Priceline Group, Inc. (a)	127,205	187,529
The Honest Co., Inc. (a)(c)	150,143	5,056
		1,603,374
Leisure Products - 0.5%
Mattel, Inc.	2,771,588	87,388
NJOY, Inc. (a)(c)	8,088,439	0
Spin Master Corp. (a)	410,200	10,276
		97,664
Media - 0.9%
Altice NV Class A (a)	3,168,585	58,436
Charter Communications, Inc. Class A (a)	274,494	68,593
Naspers Ltd. Class N	178,100	29,850
The Walt Disney Co.	20,300	1,882
WME Entertainment Parent, LLC Class A unit (c)(d)	9,262,474	19,025
		177,786
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	970,465	73,319
JC Penney Corp., Inc. (a)(b)	666,768	5,728
Kohl's Corp.	466,300	20,401
Macy's, Inc.	996,600	36,366
Ollie's Bargain Outlet Holdings, Inc. (a)	149,900	4,100
Target Corp.	346,546	23,818
		163,732
Specialty Retail - 3.7%
AutoZone, Inc. (a)	24,177	17,943
Dick's Sporting Goods, Inc.	587,300	32,683
Home Depot, Inc.	2,872,624	350,489
Inditex SA	484,826	16,948
L Brands, Inc.	1,627,036	117,456
O'Reilly Automotive, Inc. (a)	31,357	8,292
Restoration Hardware Holdings, Inc. (a)(b)	1,568,974	45,453
Ross Stores, Inc.	125,349	7,839
The Children's Place Retail Stores, Inc.	117,900	8,955
TJX Companies, Inc.	933,767	68,865
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	40,984	9,973
		684,896
Textiles, Apparel & Luxury Goods - 3.3%
adidas AG	1,423,542	233,879
Aritzia LP (a)	144,900	1,977
G-III Apparel Group Ltd. (a)	1,129,439	29,501
lululemon athletica, Inc. (a)	1,412,372	80,858
NIKE, Inc. Class B	1,621,244	81,354
PVH Corp.	606,281	64,860
Ralph Lauren Corp.	363,100	35,620
Regina Miracle International Holdings Ltd. (b)	6,143,551	6,290
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,934,595	40,685
Tory Burch LLC unit (a)(c)(d)	293,611	16,727
Under Armour, Inc. Class C (non-vtg.)	1,165,553	30,141
		621,892

TOTAL CONSUMER DISCRETIONARY		4,770,107

CONSUMER STAPLES - 7.1%
Beverages - 2.1%
Anheuser-Busch InBev SA NV ADR	361,074	41,700
Constellation Brands, Inc. Class A (sub. vtg.)	411,427	68,758
Diageo PLC	336,661	8,961
Molson Coors Brewing Co. Class B	1,050,555	109,058
Monster Beverage Corp. (a)	1,122,995	162,093
		390,570
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	1,271,597	188,031
United Natural Foods, Inc. (a)	198,700	8,294
		196,325
Food Products - 1.1%
Associated British Foods PLC	486,845	14,671
Bunge Ltd.	202,000	12,526
Edita Food Industries SAE GDR (e)	259,200	1,376
Mead Johnson Nutrition Co. Class A	541,100	40,458
Mondelez International, Inc.	1,791,433	80,507
Nestle SA (Reg. S)	23,845	1,729
The Hain Celestial Group, Inc. (a)	1,270,271	46,200
The Kraft Heinz Co.	86,800	7,721
		205,188
Household Products - 0.2%
Spectrum Brands Holdings, Inc. (b)	303,700	41,072
Personal Products - 1.8%
Coty, Inc. Class A	1,805,100	41,499
Estee Lauder Companies, Inc. Class A	951,372	82,893
Herbalife Ltd. (a)	1,267,440	76,908
Nu Skin Enterprises, Inc. Class A	2,344,824	144,558
		345,858
Tobacco - 0.8%
British American Tobacco PLC sponsored ADR	16,900	1,942
Imperial Tobacco Group PLC	203,133	9,835
Reynolds American, Inc.	2,334,561	128,588
		140,365

TOTAL CONSUMER STAPLES		1,319,378

ENERGY - 2.8%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.	570,200	31,589
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	1,465,132	87,087
Apache Corp.	264,100	15,709
Arch Coal, Inc. (a)	282,900	20,759
Carrizo Oil & Gas, Inc. (a)	290,600	9,831
Cimarex Energy Co.	390,650	50,445
Continental Resources, Inc. (a)	1,256,841	61,472
Devon Energy Corp.	877,100	33,233
EOG Resources, Inc.	609,958	55,152
Extraction Oil & Gas, Inc.	194,339	4,151
Pioneer Natural Resources Co.	374,526	67,048
SM Energy Co.	1,071,100	36,021
Suncor Energy, Inc.	274,100	8,225
Targa Resources Corp.	200,500	8,802
Whiting Petroleum Corp. (a)(b)	3,067,200	25,274
Williams Partners LP	544,300	19,497
		502,706

TOTAL ENERGY		534,295

FINANCIALS - 2.5%
Banks - 1.7%
Bank of America Corp.	5,737,121	94,662
Citigroup, Inc.	1,338,721	65,798
HDFC Bank Ltd. sponsored ADR	647,917	45,860
JPMorgan Chase & Co.	1,489,036	103,131
Wells Fargo & Co.	199,100	9,161
		318,612
Capital Markets - 0.7%
BlackRock, Inc. Class A	151,664	51,754
CBOE Holdings, Inc.	58,500	3,698
Charles Schwab Corp.	714,641	22,654
Fairfax India Holdings Corp. (a)	907,400	10,208
Goldman Sachs Group, Inc.	72,400	12,905
MSCI, Inc.	155,600	12,478
Northern Trust Corp.	222,300	16,099
		129,796
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	14,557

TOTAL FINANCIALS		462,965

HEALTH CARE - 12.6%
Biotechnology - 8.4%
AC Immune SA	157,800	2,149
AC Immune SA	603,000	7,392
ACADIA Pharmaceuticals, Inc. (a)	280,800	6,545
Acceleron Pharma, Inc. (a)	143,443	4,021
Advanced Accelerator Applications SA sponsored ADR	315,400	11,481
Agios Pharmaceuticals, Inc. (a)(b)	229,778	10,993
Aimmune Therapeutics, Inc. (a)(b)	397,357	6,469
Alexion Pharmaceuticals, Inc. (a)	1,316,969	171,864
Alkermes PLC (a)	1,021,247	51,481
Alnylam Pharmaceuticals, Inc. (a)	676,140	24,071
Amgen, Inc.	1,740,386	245,673
ARIAD Pharmaceuticals, Inc. (a)	434,900	3,792
Ascendis Pharma A/S sponsored ADR (a)	329,051	6,407
BeiGene Ltd. ADR	34,400	1,143
Biogen, Inc. (a)	767,390	215,007
BioMarin Pharmaceutical, Inc. (a)	440,287	35,452
bluebird bio, Inc. (a)	243,667	11,635
Catabasis Pharmaceuticals, Inc. (a)	517,993	1,787
Celgene Corp. (a)	1,963,872	200,668
Cellectis SA sponsored ADR (a)	66,409	1,174
Chiasma, Inc. (a)(b)	297,051	668
Chiasma, Inc. (e)	221,566	499
Chiasma, Inc. warrants	55,391	29
Chimerix, Inc. (a)	84,385	342
Coherus BioSciences, Inc. (a)(b)	556,989	15,234
Corvus Pharmaceuticals, Inc.	482,182	6,437
CytomX Therapeutics, Inc. (a)	164,076	1,849
CytomX Therapeutics, Inc. (e)	378,621	4,267
DBV Technologies SA sponsored ADR (a)	106,654	3,661
Editas Medicine, Inc.	339,400	4,799
Editas Medicine, Inc. (e)	276,353	3,908
Exelixis, Inc. (a)	2,789,291	29,539
FibroGen, Inc. (a)	366,641	6,068
GenSight Biologics SA	632,363	5,553
Global Blood Therapeutics, Inc. (a)(b)	516,609	9,015
Heron Therapeutics, Inc. (a)	111,781	1,660
Intellia Therapeutics, Inc. (a)	191,600	2,640
Intellia Therapeutics, Inc.	409,999	5,593
Intercept Pharmaceuticals, Inc. (a)	153,021	18,935
Intrexon Corp. (a)(b)	470,517	12,280
Ionis Pharmaceuticals, Inc. (a)	125,129	3,251
Ironwood Pharmaceuticals, Inc. Class A (a)	1,056,367	13,490
Merrimack Pharmaceuticals, Inc. (a)(b)	1,562,425	8,156
Momenta Pharmaceuticals, Inc. (a)	96,069	1,071
Neurocrine Biosciences, Inc. (a)	624,447	27,332
Portola Pharmaceuticals, Inc. (a)	299,425	5,444
Prothena Corp. PLC (a)	102,959	4,923
Radius Health, Inc. (a)(b)	84,085	3,609
Regeneron Pharmaceuticals, Inc. (a)	593,908	204,910
Sage Therapeutics, Inc. (a)	220,367	9,595
Seattle Genetics, Inc. (a)(b)	400,493	20,705
Seres Therapeutics, Inc. (a)(b)	48,733	526
Shire PLC sponsored ADR	67,300	11,349
Spark Therapeutics, Inc. (a)	155,019	7,287
TESARO, Inc. (a)	67,700	8,184
Trevena, Inc. (a)	1,029,195	5,022
Ultragenyx Pharmaceutical, Inc. (a)	58,420	3,446
Vertex Pharmaceuticals, Inc. (a)	1,070,402	81,201
Xencor, Inc. (a)	109,850	2,339
		1,574,020
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	4,834,138	106,351
Danaher Corp.	455,959	35,816
DexCom, Inc. (a)	124,729	9,759
Insulet Corp. (a)	178,800	6,637
Intuitive Surgical, Inc. (a)	162,641	109,308
Invuity, Inc. (a)	604,811	6,139
Medtronic PLC	739,725	60,672
Nevro Corp. (a)(b)	490,321	45,070
		379,752
Health Care Providers & Services - 0.4%
Adeptus Health, Inc. Class A (a)(b)	650,268	19,586
AmSurg Corp. (a)	318,456	19,028
Apollo Hospitals Enterprise Ltd.	840,757	16,889
Dr Lal Pathlabs Ltd.	7,779	137
UnitedHealth Group, Inc.	95,862	13,548
Wellcare Health Plans, Inc. (a)	35,000	3,973
		73,161
Health Care Technology - 0.1%
athenahealth, Inc. (a)	76,073	7,860
Evolent Health, Inc. (a)	240,272	5,058
		12,918
Life Sciences Tools & Services - 0.0%
Medpace Holdings, Inc.	151,200	4,388
Pharmaceuticals - 1.7%
Achaogen, Inc. (a)	324,457	1,489
Allergan PLC (a)	309,000	64,562
Bristol-Myers Squibb Co.	335,185	17,064
Castle Creek Pharmaceuticals, LLC Class A-2 unit(c)(d)	29,758	9,820
Catalent, Inc. (a)	84,400	1,925
Cempra, Inc. (a)(b)	131,800	2,389
Collegium Pharmaceutical, Inc. (a)	336,200	5,033
Dermira, Inc. (a)	323,548	10,143
Eli Lilly & Co.	466,300	34,432
Endo International PLC (a)	2,907,846	54,522
GW Pharmaceuticals PLC ADR (a)	169,996	19,956
Jazz Pharmaceuticals PLC (a)	244,744	26,792
Nektar Therapeutics (a)	111,100	1,378
Patheon NV	266,100	6,756
Teva Pharmaceutical Industries Ltd. sponsored ADR	794,499	33,957
The Medicines Company (a)	524,924	17,296
Valeant Pharmaceuticals International, Inc. (Canada) (a)	699,600	12,481
		319,995

TOTAL HEALTH CARE		2,364,234

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	92,097	22,691
Northrop Grumman Corp.	115,369	26,420
Raytheon Co.	135,615	18,526
Space Exploration Technologies Corp. Class A (a)(c)	160,303	16,670
TransDigm Group, Inc.	7,000	1,907
		86,214
Airlines - 1.8%
American Airlines Group, Inc.	910,400	36,962
Delta Air Lines, Inc.	2,307,649	96,390
InterGlobe Aviation Ltd. (a)	257,728	3,596
JetBlue Airways Corp. (a)	839,900	14,681
Southwest Airlines Co.	3,507,973	140,494
Spirit Airlines, Inc. (a)	273,242	13,096
United Continental Holdings, Inc. (a)	464,734	26,132
Wizz Air Holdings PLC (a)	266,810	4,935
		336,286
Building Products - 0.1%
Builders FirstSource, Inc. (a)	545,200	5,272
Fortune Brands Home & Security, Inc.	68,500	3,742
Masco Corp.	531,400	16,410
		25,424
Commercial Services & Supplies - 0.0%
Team, Inc. (a)	60,000	1,845
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	611,500	47,043
Electrical Equipment - 0.1%
Acuity Brands, Inc.	15,800	3,532
Fortive Corp.	167,579	8,555
Melrose Industries PLC	1,027,539	2,122
Regal Beloit Corp.	160,000	9,456
		23,665
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	526,898	57,790
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	1,199,100	36,009
		93,799
Machinery - 0.7%
Allison Transmission Holdings, Inc.	735,000	21,528
Caterpillar, Inc.	400,700	33,442
Eicher Motors Ltd.	14,288	5,145
Flowserve Corp.	372,700	15,784
Rational AG	16,338	8,474
Wabtec Corp.	294,400	22,760
Xylem, Inc.	323,700	15,644
		122,777
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	1,421,147	46,898

TOTAL INDUSTRIALS		783,951

INFORMATION TECHNOLOGY - 41.2%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)(b)	165,200	14,001
F5 Networks, Inc. (a)	15,600	2,156
Finisar Corp. (a)	612,100	16,759
Lumentum Holdings, Inc. (a)	413,200	13,884
Oclaro, Inc. (a)	1,097,000	8,019
		54,819
Electronic Equipment & Components - 0.2%
Dell Technologies, Inc. (a)	159,300	7,820
Fabrinet (a)	27,900	1,059
Jabil Circuit, Inc.	955,800	20,397
Largan Precision Co. Ltd.	34,000	4,028
		33,304
Internet Software & Services - 15.0%
58.com, Inc. ADR (a)	394,700	16,518
Alibaba Group Holding Ltd. sponsored ADR (a)	1,628,016	165,553
Alphabet, Inc.:
Class A	1,448,536	1,173,169
Class C (a)	415,584	326,042
Apptio, Inc.	29,300	578
Bitauto Holdings Ltd. ADR (a)	143,100	3,653
Dropbox, Inc. (a)(c)	1,003,814	12,006
eBay, Inc. (a)	5,538,000	157,888
Facebook, Inc. Class A (a)	6,170,484	808,272
Gogo, Inc. (a)(b)	1,783,588	18,032
MercadoLibre, Inc.	43,600	7,325
New Relic, Inc. (a)	172,881	6,302
Nutanix, Inc.:
Class A (a)	84,200	2,063
Class B	482,746	10,645
Shopify, Inc. Class A (a)	250,800	10,396
SINA Corp. (a)	66,800	4,819
Tencent Holdings Ltd.	2,902,100	76,912
The Trade Desk, Inc.	23,400	589
Weibo Corp. sponsored ADR (a)(b)	43,580	2,005
		2,802,767
IT Services - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	1,226,764	62,994
EOH Holdings Ltd.	179,100	2,124
Global Payments, Inc.	52,700	3,822
MasterCard, Inc. Class A	2,443,283	261,480
Vakrangee Ltd. (a)	726,776	2,747
Visa, Inc. Class A	4,751,885	392,078
		725,245
Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc. (a)	1,933,400	13,978
Applied Materials, Inc.	3,097,500	90,075
Broadcom Ltd.	2,298,159	391,331
Cavium, Inc. (a)	1,176,866	66,434
Cirrus Logic, Inc. (a)	1,313,727	70,915
Dialog Semiconductor PLC (a)	170,300	6,683
Inphi Corp. (a)	43,250	1,605
Lam Research Corp.	437,600	42,386
Mellanox Technologies Ltd. (a)	369,300	16,028
Micron Technology, Inc. (a)	847,600	14,545
Monolithic Power Systems, Inc.	119,235	9,397
NVIDIA Corp.	3,773,548	268,526
NXP Semiconductors NV (a)	496,301	49,630
Qualcomm, Inc.	2,286,200	157,108
Semtech Corp. (a)	310,700	7,519
WONIK IPS Co. Ltd. (a)	352,536	7,182
		1,213,342
Software - 7.8%
Activision Blizzard, Inc.	6,059,887	261,605
Adobe Systems, Inc. (a)	1,033,102	111,069
Appirio, Inc. (a)(c)	87,529	502
Autodesk, Inc. (a)	56,000	4,048
Electronic Arts, Inc. (a)	2,151,571	168,941
HubSpot, Inc. (a)	51,829	2,718
Microsoft Corp.	4,526,501	271,228
Mobileye NV (a)	816,676	30,364
Nintendo Co. Ltd.	66,500	16,031
Paycom Software, Inc. (a)	439,065	22,713
RealPage, Inc. (a)	79,900	2,173
Salesforce.com, Inc. (a)	6,324,841	475,375
Tableau Software, Inc. (a)	189,324	9,097
Workday, Inc. Class A (a)	783,454	67,910
Zendesk, Inc. (a)	599,681	15,766
		1,459,540
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	11,812,626	1,341,209
Samsung Electronics Co. Ltd.	20,008	28,671
Western Digital Corp.	813,300	47,529
		1,417,409

TOTAL INFORMATION TECHNOLOGY		7,706,426

MATERIALS - 1.0%
Chemicals - 1.0%
CF Industries Holdings, Inc.	3,148,857	75,604
FMC Corp.	204,200	9,575
Potash Corp. of Saskatchewan, Inc.	860,500	13,992
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	443,400	12,974
The Dow Chemical Co.	448,100	24,112
The Scotts Miracle-Gro Co. Class A	350,600	30,884
Westlake Chemical Corp.	171,900	8,903
		176,044
Metals & Mining - 0.0%
Glencore Xstrata PLC (a)	664,607	2,034
Teck Resources Ltd. Class B	106,100	2,290
		4,324

TOTAL MATERIALS		180,368

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Parsvnath Developers Ltd. (a)	19,532,917	3,953
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Bharti Infratel Ltd.	4,734,253	24,532
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	666,600	33,150

TOTAL TELECOMMUNICATION SERVICES		57,682

UTILITIES - 0.0%
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	172,500	3,662
TOTAL COMMON STOCKS
(Cost $12,531,322)		18,187,021

Convertible Preferred Stocks - 2.5%
CONSUMER DISCRETIONARY - 0.2%
Internet & Direct Marketing Retail - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (c)	3,163,704	12,214
The Honest Co., Inc.:
Series C (a)(c)	350,333	12,724
Series D (a)(c)	77,448	3,225
		28,163
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(c)	780,377	12,892
Food Products - 0.1%
BLUE BOTTLE Coffee, Inc. Series C (a)(c)	632,822	9,005
Tobacco - 0.0%
PAX Labs, Inc. Series C (a)(c)	2,555,833	8,051

TOTAL CONSUMER STAPLES		29,948

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)	3,552,125	11,118
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Immunocore Ltd. Series A (a)(c)	11,275	2,435
Pronutria Biosciences, Inc. Series C (a)(c)	545,634	9,379
		11,814
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (c)	2,728,716	17,781

TOTAL HEALTH CARE		29,595

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	97,277	10,116
Professional Services - 0.0%
YourPeople, Inc. Series C, 0.00% (c)	692,196	6,839

TOTAL INDUSTRIALS		16,955

INFORMATION TECHNOLOGY - 1.8%
Internet Software & Services - 1.4%
Jet.Com, Inc. Series B1 (c)	2,928,086	962
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	5,156,948	251,516
Series E, 8.00% (a)(c)	102,648	5,006
		257,484
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	646,522	16,810
Software - 0.3%
Appirio, Inc. Series E (a)(c)	612,702	4,211
Bracket Computing, Inc. Series C (a)(c)	1,207,761	4,106
Cloudera, Inc. Series F (a)(c)	186,078	5,609
Cloudflare, Inc. Series D 8.00% (a)(c)	696,025	4,468
Dataminr, Inc. Series D (a)(c)	277,250	1,823
Delphix Corp. Series D (a)(c)	675,445	3,573
Malwarebytes Corp. Series B (c)	1,056,193	10,318
Snapchat, Inc. Series F (a)(c)	899,719	27,639
Taboola.Com Ltd. Series E (a)(c)	634,902	7,517
		69,264

TOTAL INFORMATION TECHNOLOGY		343,558

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $291,462)		459,337

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.41% (f)	30,124,633	30,134
Fidelity Securities Lending Cash Central Fund 0.48% (f)(g)	578,725,585	578,841
TOTAL MONEY MARKET FUNDS
(Cost $608,945)		608,975
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $13,431,729)		19,255,333
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(544,988)
NET ASSETS - 100%		$18,710,345

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $539,144,000 or 2.9% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,050,000 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Appirio, Inc.	2/12/15	$625
Appirio, Inc. Series E	2/12/15	$4,375
AppNexus, Inc. Series E	8/1/14	$12,951
Blue Apron, Inc. Series D	5/18/15	$10,400
BLUE BOTTLE Coffee, Inc. Series C	5/29/15	$21,086
Bracket Computing, Inc. Series C	9/9/15	$9,500
Castle Creek Pharmaceuticals, LLC unit	9/29/16	$9,820
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudera, Inc. Series F	2/5/14	$2,709
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$4,349
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Dropbox, Inc.	5/2/12	$9,084
Immunocore Ltd. Series A	7/27/15	$2,122
Jet.Com, Inc. Series B1	9/19/16	$962
Malwarebytes Corp. Series B	12/21/15	$10,958
Mulberry Health, Inc. Series A8	1/20/16	$18,432
NJOY, Inc.	6/7/13 - 2/14/14	$16,957
Oportun Finance Corp. Series H	2/6/15	$10,114
PAX Labs, Inc. Series C	5/22/15	$9,840
Pronutria Biosciences, Inc. Series C	1/30/15	$5,500
Snapchat, Inc. Series F	3/25/15 - 2/12/16	$27,639
Space Exploration Technologies Corp. Class A	10/16/15	$14,267
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Taboola.Com Ltd. Series E	12/22/14	$6,619
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
Tory Burch LLC unit	5/14/15	$20,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$80,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$3,420
WME Entertainment Parent, LLC Class A unit	4/13/16 - 8/16/16	$19,025
YourPeople, Inc. Series C, 0.00%	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5
Fidelity Securities Lending Cash Central Fund	1,253
Total	$1,258

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$7,823	$--	$554	$--	$--
Total	$7,823	$--	$554	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$4,798,270	$4,442,964	$286,335	$68,971
Consumer Staples	1,349,326	1,308,688	10,690	29,948
Energy	534,295	534,295	--	--
Financials	474,083	462,965	--	11,118
Health Care	2,393,829	2,341,400	13,014	39,415
Industrials	800,906	767,281	--	33,625
Information Technology	8,049,984	7,590,330	103,588	356,066
Materials	180,368	180,368	--	--
Real Estate	3,953	3,953	--	--
Telecommunication Services	57,682	57,682	--	--
Utilities	3,662	3,662	--	--
Money Market Funds	608,975	608,975	--	--
Total Investments in Securities:	$19,255,333	$18,302,563	$413,627	$539,143

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$378,329
Net Realized Gain (Loss) on Investment Securities	11,058
Net Unrealized Gain (Loss) on Investment Securities	(2,153)
Cost of Purchases	962
Proceeds of Sales	(32,130)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$356,066
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2016	$(1,094)
Other Investments in Securities
Beginning Balance	$181,112
Net Realized Gain (Loss) on Investment Securities	942
Net Unrealized Gain (Loss) on Investment Securities	(6,409)
Cost of Purchases	31,523
Proceeds of Sales	(24,091)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$183,077
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2016	$5,775

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 10/31/16 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	539,143	Discounted cash flow	Growth rate	2.0% - 3.0% / 2.2%	Increase
			Discount rate	15.0% - 22.1% / 21.2%	Decrease
			Weighted average cost of capital (WACC)	11.5%	Decrease
			Discount for lack of marketability	20.0% - 25.0% / 24.4%	Decrease
		Market approach	Transaction price	$2.05 - $330.00 / $49.24	Increase
			Discount rate	3.0% - 63.0% / 20.6%	Decrease
			Premium rate	1.0% - 130.0% / 25.3%	Increase
			Discount for lack of marketability	5.0% - 25.0% / 14.9%	Decrease
			Proxy premium	21.3%	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	0.6 - 8.1 / 3.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	9.4%	Increase
			Price/Earnings multiple (P/E)	10.4%	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.4%	Increase
		Recovery value	Recovery value	0.0% - 0.3% / 0.3%	Increase
			Discount rate	50.0%	Decrease
			Liquidity preference	$6.75 - $62.18 / $46.09	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $13,544,940,000. Net unrealized appreciation aggregated $5,710,393,000, of which $6,566,656,000 related to appreciated investment securities and $856,263,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Blue Chip Value Fund

October 31, 2016

BCV-QTLY-1216
1.809087.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Media - 7.8%
CBS Corp. Class B	121,400	$6,873,668
Discovery Communications, Inc. Class A (a)(b)	114,100	2,979,151
Starz Series A (a)	241,200	7,588,152
Twenty-First Century Fox, Inc. Class A	261,400	6,866,978
Viacom, Inc. Class B (non-vtg.)	163,600	6,144,816
		30,452,765
Specialty Retail - 0.5%
GNC Holdings, Inc.	138,200	1,856,026
Textiles, Apparel & Luxury Goods - 1.5%
PVH Corp.	52,900	5,659,242

TOTAL CONSUMER DISCRETIONARY		37,968,033

CONSUMER STAPLES - 3.0%
Beverages - 2.0%
C&C Group PLC	2,070,980	7,956,964
Food & Staples Retailing - 1.0%
CVS Health Corp.	45,000	3,784,500
Safeway, Inc.:
rights (a)	48,800	0
rights (a)	48,800	8,784
		3,793,284

TOTAL CONSUMER STAPLES		11,750,248

ENERGY - 8.9%
Energy Equipment & Services - 1.0%
BW Offshore Ltd. (a)	94,602,036	3,892,923
Oil, Gas & Consumable Fuels - 7.9%
GasLog Partners LP	215,300	4,413,650
Golar LNG Partners LP	216,300	4,447,128
Teekay Corp.	809,100	5,283,423
Teekay LNG Partners LP	433,300	6,412,840
Teekay Offshore Partners LP	1,662,700	9,942,946
		30,499,987

TOTAL ENERGY		34,392,910

FINANCIALS - 30.2%
Banks - 10.7%
JPMorgan Chase & Co.	251,416	17,413,072
U.S. Bancorp	203,997	9,130,906
Wells Fargo & Co.	325,498	14,976,163
		41,520,141
Capital Markets - 1.9%
Goldman Sachs Group, Inc.	42,400	7,557,376
Consumer Finance - 3.9%
Capital One Financial Corp.	93,333	6,910,375
Discover Financial Services	143,300	8,072,089
		14,982,464
Diversified Financial Services - 5.2%
Berkshire Hathaway, Inc. Class B (a)	139,000	20,057,699
Insurance - 8.5%
Allstate Corp.	110,700	7,516,530
Chubb Ltd.	68,400	8,686,800
Prudential PLC	456,576	7,450,801
The Travelers Companies, Inc.	84,100	9,097,938
		32,752,069

TOTAL FINANCIALS		116,869,749

HEALTH CARE - 14.4%
Biotechnology - 3.5%
Amgen, Inc.	62,200	8,780,152
Dyax Corp. rights 12/31/19 (a)	236,600	582,036
Shire PLC sponsored ADR	24,668	4,160,012
		13,522,200
Health Care Providers & Services - 3.6%
Cigna Corp.	65,900	7,830,897
McKesson Corp.	47,700	6,066,009
		13,896,906
Pharmaceuticals - 7.3%
Allergan PLC (a)	18,800	3,928,072
Johnson & Johnson	85,400	9,905,546
Teva Pharmaceutical Industries Ltd. sponsored ADR	337,600	14,429,024
		28,262,642

TOTAL HEALTH CARE		55,681,748

INDUSTRIALS - 4.7%
Aerospace & Defense - 1.2%
United Technologies Corp.	47,200	4,823,840
Machinery - 2.5%
Deere & Co.	110,800	9,783,640
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	91,700	3,769,787

TOTAL INDUSTRIALS		18,377,267

INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 2.4%
Cisco Systems, Inc.	300,685	9,225,016
Electronic Equipment & Components - 1.4%
Dell Technologies, Inc. (a)	106,124	5,209,627
Internet Software & Services - 7.5%
Alphabet, Inc. Class A	21,100	17,088,890
eBay, Inc. (a)	229,600	6,545,896
VeriSign, Inc. (a)(b)	66,200	5,562,124
		29,196,910
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	153,400	7,877,090
The Western Union Co.	376,700	7,560,369
		15,437,459
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	103,300	11,728,682
Samsung Electronics Co. Ltd.	6,527	9,353,186
		21,081,868

TOTAL INFORMATION TECHNOLOGY		80,150,880

MATERIALS - 2.3%
Chemicals - 2.3%
CF Industries Holdings, Inc. (b)	92,868	2,229,761
LyondellBasell Industries NV Class A	55,400	4,407,070
Valspar Corp.	24,800	2,470,080
		9,106,911
REAL ESTATE - 1.7%
Real Estate Management & Development - 1.7%
CBRE Group, Inc. (a)	253,400	6,527,584
UTILITIES - 1.9%
Electric Utilities - 1.9%
Exelon Corp.	214,900	7,321,643
TOTAL COMMON STOCKS
(Cost $376,211,969)		378,146,973

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.41% (c)	10,611,316	10,614,500
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	2,369,476	2,369,950
TOTAL MONEY MARKET FUNDS
(Cost $12,984,450)		12,984,450
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $389,196,419)		391,131,423
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(3,708,101)
NET ASSETS - 100%		$387,423,322

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,596
Fidelity Securities Lending Cash Central Fund	8,914
Total	$15,510

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$37,968,033	$37,968,033	$--	$--
Consumer Staples	11,750,248	11,741,464	--	8,784
Energy	34,392,910	34,392,910	--	--
Financials	116,869,749	109,418,948	7,450,801	--
Health Care	55,681,748	55,099,712	--	582,036
Industrials	18,377,267	18,377,267	--	--
Information Technology	80,150,880	80,150,880	--	--
Materials	9,106,911	9,106,911	--	--
Real Estate	6,527,584	6,527,584	--	--
Utilities	7,321,643	7,321,643	--	--
Money Market Funds	12,984,450	12,984,450	--	--
Total Investments in Securities:	$391,131,423	$383,089,802	$7,450,801	$590,820

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $392,619,599. Net unrealized depreciation aggregated $1,488,176, of which $35,344,299 related to appreciated investment securities and $36,832,475 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Dividend Growth Fund

October 31, 2016

DGF-QTLY-1216
1.809095.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.2%
Diversified Consumer Services - 0.8%
H&R Block, Inc.	1,609,650	$36,974
Service Corp. International	283,100	7,247
ServiceMaster Global Holdings, Inc. (a)	406,300	14,541
		58,762
Hotels, Restaurants & Leisure - 2.2%
Cedar Fair LP (depositary unit)	247,697	14,082
Las Vegas Sands Corp.	495,500	28,680
McDonald's Corp.	567,700	63,906
Wyndham Worldwide Corp.	770,191	50,709
		157,377
Internet & Direct Marketing Retail - 0.1%
Liberty Interactive Corp. QVC Group Series A (a)	529,400	9,789
Media - 1.8%
Charter Communications, Inc. Class A (a)	61,800	15,443
Comcast Corp. Class A	1,890,896	116,895
		132,338
Multiline Retail - 0.8%
Dillard's, Inc. Class A	162,100	9,937
Target Corp.	657,400	45,183
		55,120
Specialty Retail - 3.1%
AutoZone, Inc. (a)	109,700	81,415
Foot Locker, Inc.	1,077,879	71,970
L Brands, Inc.	619,400	44,714
Ross Stores, Inc.	453,800	28,381
		226,480
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp.	466,100	25,267

TOTAL CONSUMER DISCRETIONARY		665,133

CONSUMER STAPLES - 14.3%
Beverages - 6.4%
Anheuser-Busch InBev SA NV	114,700	13,164
Coca-Cola European Partners PLC	440,600	16,937
Constellation Brands, Inc. Class A (sub. vtg.)	391,800	65,478
Dr. Pepper Snapple Group, Inc.	609,208	53,482
Molson Coors Brewing Co. Class B	652,200	67,705
PepsiCo, Inc.	1,233,600	132,242
The Coca-Cola Co.	2,743,338	116,318
		465,326
Food & Staples Retailing - 3.2%
CVS Health Corp.	1,251,800	105,276
Kroger Co.	840,418	26,036
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	557,501	22,467
Rite Aid Corp. (a)	1,146,600	7,694
Walgreens Boots Alliance, Inc.	809,136	66,940
		228,413
Food Products - 0.5%
Greencore Group PLC	5,546,477	22,403
Hilton Food Group PLC	1,951,505	14,463
		36,866
Household Products - 1.7%
Procter & Gamble Co.	1,387,509	120,436
Personal Products - 0.8%
Coty, Inc. Class A	2,411,263	55,435
Tobacco - 1.7%
British American Tobacco PLC (United Kingdom)	626,703	35,918
Reynolds American, Inc.	1,638,300	90,238
		126,156

TOTAL CONSUMER STAPLES		1,032,632

ENERGY - 8.8%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	441,600	24,465
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp.	1,640,800	171,874
ConocoPhillips Co.	1,846,600	80,235
Exxon Mobil Corp.	2,187,897	182,296
Imperial Oil Ltd.	1,899,100	61,590
Kinder Morgan, Inc.	1,191,500	24,342
Northern Oil & Gas, Inc. (a)(b)	1,037,290	2,178
PrairieSky Royalty Ltd. (b)	957,700	20,828
Suncor Energy, Inc.	2,209,100	66,291
		609,634

TOTAL ENERGY		634,099

FINANCIALS - 15.2%
Banks - 11.3%
Bank of America Corp.	8,479,217	139,907
Citigroup, Inc.	2,158,161	106,074
JPMorgan Chase & Co.	2,531,435	175,327
PacWest Bancorp	1,236,200	53,639
Stock Yards Bancorp, Inc.	110,100	3,754
SunTrust Banks, Inc.	1,238,400	56,013
U.S. Bancorp	2,318,369	103,770
Wells Fargo & Co.	3,818,893	175,707
		814,191
Capital Markets - 2.1%
Diamond Hill Investment Group, Inc.	77,538	14,113
MSCI, Inc.	536,900	43,054
S&P Global, Inc.	768,527	93,645
		150,812
Consumer Finance - 0.0%
Imperial Holdings, Inc. warrants 4/11/19 (a)	48,012	0
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	494,600	71,371
Insurance - 0.8%
Chubb Ltd.	476,300	60,490

TOTAL FINANCIALS		1,096,864

HEALTH CARE - 11.1%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	22,000	2,871
Amgen, Inc.	621,710	87,761
Gilead Sciences, Inc.	260,000	19,144
Samsung Biologics Co. Ltd. (a)	5,777	687
United Therapeutics Corp. (a)	8,800	1,057
		111,520
Health Care Equipment & Supplies - 2.8%
Danaher Corp.	1,275,892	100,221
Medtronic PLC	1,228,603	100,770
		200,991
Health Care Providers & Services - 0.4%
HealthSouth Corp. warrants 1/17/17 (a)	12,959	19
McKesson Corp.	230,858	29,358
		29,377
Health Care Technology - 0.3%
CompuGroup Medical AG	552,022	24,439
Pharmaceuticals - 6.1%
Allergan PLC (a)	313,600	65,524
Astellas Pharma, Inc.	782,800	11,618
Bristol-Myers Squibb Co.	198,400	10,101
GlaxoSmithKline PLC	856,500	16,920
Johnson & Johnson	1,999,343	231,904
Sanofi SA sponsored ADR	470,400	18,294
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,921,600	82,129
		436,490

TOTAL HEALTH CARE		802,817

INDUSTRIALS - 8.1%
Aerospace & Defense - 1.9%
BWX Technologies, Inc.	493,200	19,343
General Dynamics Corp.	348,500	52,533
United Technologies Corp.	662,500	67,708
		139,584
Commercial Services & Supplies - 0.2%
Deluxe Corp.	238,500	14,596
Electrical Equipment - 1.3%
AMETEK, Inc.	1,371,000	60,461
Fortive Corp.	637,946	32,567
		93,028
Industrial Conglomerates - 4.0%
General Electric Co.	5,161,000	150,185
Honeywell International, Inc.	419,600	46,022
Roper Technologies, Inc.	527,644	91,446
		287,653
Machinery - 0.6%
Caterpillar, Inc.	352,500	29,420
Wabtec Corp.	240,100	18,562
		47,982
Professional Services - 0.1%
Recruit Holdings Co. Ltd.	132,300	5,324

TOTAL INDUSTRIALS		588,167

INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 1.9%
Cisco Systems, Inc.	4,458,986	136,802
Electronic Equipment & Components - 0.3%
Dell Technologies, Inc. (a)	448,459	22,015
Internet Software & Services - 3.4%
Alphabet, Inc. Class C (a)	306,406	240,388
IT Services - 2.8%
Accenture PLC Class A	756,600	87,947
Fidelity National Information Services, Inc.	587,450	43,424
Sabre Corp.	749,000	19,347
Total System Services, Inc.	1,043,300	52,040
		202,758
Semiconductors & Semiconductor Equipment - 1.2%
NXP Semiconductors NV (a)	163,100	16,310
Qualcomm, Inc.	1,008,183	69,282
		85,592
Software - 7.4%
Activision Blizzard, Inc.	2,347,622	101,347
Constellation Software, Inc.	17,600	8,245
Micro Focus International PLC	2,111,367	55,330
Microsoft Corp.	4,639,516	278,000
Oracle Corp.	1,989,760	76,447
SAP AG	176,238	15,526
		534,895
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	3,127,618	355,106

TOTAL INFORMATION TECHNOLOGY		1,577,556

MATERIALS - 4.3%
Chemicals - 3.5%
AdvanSix, Inc. (a)	16,784	268
E.I. du Pont de Nemours & Co.	1,163,900	80,065
LyondellBasell Industries NV Class A	709,500	56,441
Monsanto Co.	533,100	53,720
The Dow Chemical Co.	661,700	35,606
The Scotts Miracle-Gro Co. Class A	44,100	3,885
W.R. Grace & Co.	282,300	18,903
		248,888
Containers & Packaging - 0.8%
Ball Corp.	751,300	57,903

TOTAL MATERIALS		306,791

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	641,100	75,131
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	3,331,800	122,577
TOTAL COMMON STOCKS
(Cost $5,605,398)		6,901,767
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17
(Cost $7,356)	7,356	6,559
	Shares	Value (000s)

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.41% (c)	283,224,532	283,309
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	5,452,973	5,454
TOTAL MONEY MARKET FUNDS
(Cost $288,678)		288,763
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $5,901,432)		7,197,089
NET OTHER ASSETS (LIABILITIES) - 0.3%		24,225
NET ASSETS - 100%		$7,221,314

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$461
Fidelity Securities Lending Cash Central Fund	22
Total	$483

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$665,133	$665,133	$--	$--
Consumer Staples	1,032,632	996,714	35,918	--
Energy	634,099	634,099	--	--
Financials	1,096,864	1,096,864	--	--
Health Care	802,817	773,592	29,225	--
Industrials	588,167	588,167	--	--
Information Technology	1,577,556	1,562,030	15,526	--
Materials	306,791	306,791	--	--
Real Estate	75,131	75,131	--	--
Telecommunication Services	122,577	122,577	--	--
Corporate Bonds	6,559	--	--	6,559
Money Market Funds	288,763	288,763	--	--
Total Investments in Securities:	$7,197,089	$7,109,861	$80,669	$6,559

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $5,905,909,000. Net unrealized appreciation aggregated $1,291,180,000, of which $1,510,308,000 related to appreciated investment securities and $219,128,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth & Income Portfolio

October 31, 2016

GAI-QTLY-1216
1.809089.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.0%
Adient PLC (a)	20,683	$941
Automobiles - 0.1%
General Motors Co.	289,300	9,142
Hotels, Restaurants & Leisure - 0.6%
Cedar Fair LP (depositary unit)	31,700	1,802
Dunkin' Brands Group, Inc.	139,800	6,761
Las Vegas Sands Corp. (b)	194,300	11,246
Whitbread PLC	88,424	3,913
Wingstop, Inc.	125,500	3,358
Yum! Brands, Inc.	163,244	14,085
		41,165
Leisure Products - 0.2%
NJOY, Inc. (a)(c)	671,364	0
Polaris Industries, Inc. (d)	119,400	9,147
		9,147
Media - 4.6%
Comcast Corp. Class A	1,749,100	108,129
Scripps Networks Interactive, Inc. Class A	569,389	36,646
Sinclair Broadcast Group, Inc. Class A	273,761	6,871
The Walt Disney Co.	236,400	21,912
Time Warner, Inc.	1,079,517	96,066
Viacom, Inc. Class B (non-vtg.)	755,100	28,362
		297,986
Multiline Retail - 1.5%
Dollar General Corp.	44,600	3,081
Kohl's Corp.	128,200	5,609
Macy's, Inc.	161,100	5,879
Target Corp.	1,146,575	78,804
		93,373
Specialty Retail - 1.2%
Foot Locker, Inc.	181,500	12,119
L Brands, Inc.	174,600	12,604
Lowe's Companies, Inc.	750,079	49,993
		74,716
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.	84,800	8,319
VF Corp.	12,100	656
		8,975

TOTAL CONSUMER DISCRETIONARY		535,445

CONSUMER STAPLES - 6.2%
Beverages - 1.9%
Britvic PLC	169,500	1,151
Diageo PLC	913,839	24,323
PepsiCo, Inc.	174,514	18,708
The Coca-Cola Co.	1,879,403	79,687
		123,869
Food & Staples Retailing - 1.4%
CVS Health Corp.	716,304	60,241
Kroger Co.	338,100	10,474
Walgreens Boots Alliance, Inc.	196,284	16,239
Whole Foods Market, Inc.	95,900	2,713
		89,667
Food Products - 0.4%
B&G Foods, Inc. Class A	90,000	3,816
Mead Johnson Nutrition Co. Class A	288,200	21,549
		25,365
Household Products - 1.8%
Procter & Gamble Co. (b)	1,343,815	116,643
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	99,800	7,525
Tobacco - 0.6%
Philip Morris International, Inc. (b)	220,871	21,301
Reynolds American, Inc.	374,200	20,611
		41,912

TOTAL CONSUMER STAPLES		404,981

ENERGY - 12.7%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	373,400	20,686
National Oilwell Varco, Inc.	617,100	19,809
Oceaneering International, Inc.	654,000	15,565
Schlumberger Ltd.	122,032	9,547
Utica Shale Drilling Program (non-operating revenue interest) unit (c)(e)	6,017,483	6,017
		71,624
Oil, Gas & Consumable Fuels - 11.6%
Amyris, Inc. (a)(d)	233,157	240
Anadarko Petroleum Corp.	228,400	13,576
Apache Corp. (b)	813,568	48,391
Cabot Oil & Gas Corp.	244,400	5,103
Cenovus Energy, Inc.	2,695,800	38,890
Chevron Corp. (b)	1,206,596	126,391
ConocoPhillips Co.	2,151,400	93,478
EQT Midstream Partners LP	50,502	3,781
Golar LNG Ltd. (d)	562,400	12,311
Imperial Oil Ltd.	1,470,000	47,674
Kinder Morgan, Inc.	3,103,700	63,409
Legacy Reserves LP	1,095,968	1,754
MPLX LP	138,647	4,717
Plains GP Holdings LP Class A	377,400	4,740
PrairieSky Royalty Ltd.	681,473	14,820
Suncor Energy, Inc.	3,444,450	103,362
Teekay LNG Partners LP	477,300	7,064
The Williams Companies, Inc.	3,675,572	107,327
Williams Partners LP	1,478,185	52,949
		749,977

TOTAL ENERGY		821,601

FINANCIALS - 22.2%
Banks - 15.3%
Bank of America Corp. (b)	12,159,056	200,624
Citigroup, Inc. (b)	3,510,430	172,538
Comerica, Inc. (b)	692,900	36,093
Cullen/Frost Bankers, Inc.	49,800	3,784
JPMorgan Chase & Co. (b)	3,343,192	231,548
Lloyds Banking Group PLC	1,623,900	1,134
M&T Bank Corp.	262,800	32,253
PNC Financial Services Group, Inc.	421,654	40,310
Regions Financial Corp. (b)	4,288,800	45,933
Standard Chartered PLC (United Kingdom)	1,300,646	11,333
SunTrust Banks, Inc. (b)	1,654,566	74,836
U.S. Bancorp	1,769,673	79,211
Wells Fargo & Co.	1,387,641	63,845
		993,442
Capital Markets - 6.0%
Apollo Global Management LLC Class A	618,000	11,297
Ashmore Group PLC	1,126,300	4,840
CBOE Holdings, Inc.	134,100	8,476
Charles Schwab Corp. (b)	1,157,643	36,697
FactSet Research Systems, Inc.	4,200	650
Goldman Sachs Group, Inc.	13,700	2,442
Intertrust NV	116,200	2,452
KKR & Co. LP	2,312,243	32,811
Morgan Stanley (b)	1,380,197	46,333
Northern Trust Corp. (b)	897,964	65,031
Oaktree Capital Group LLC Class A	238,400	9,917
S&P Global, Inc.	180,100	21,945
State Street Corp.	1,429,127	100,339
The Blackstone Group LP	1,782,600	44,618
		387,848
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	368,407	23,353
MetLife, Inc.	268,039	12,587
Principal Financial Group, Inc.	170,200	9,293
		45,233
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	1,062,368	14,438

TOTAL FINANCIALS		1,440,961

HEALTH CARE - 11.9%
Biotechnology - 2.4%
AbbVie, Inc.	197,200	11,000
Alexion Pharmaceuticals, Inc. (a)	112,800	14,720
Amgen, Inc.	286,103	40,386
Biogen, Inc. (a)	111,400	31,212
Gilead Sciences, Inc.	414,100	30,490
Grifols SA	135,900	2,687
Intercept Pharmaceuticals, Inc. (a)	40,826	5,052
Shire PLC sponsored ADR	114,200	19,259
		154,806
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	681,404	26,738
Becton, Dickinson & Co.	26,400	4,433
Medtronic PLC	848,230	69,572
Zimmer Biomet Holdings, Inc.	263,210	27,742
		128,485
Health Care Providers & Services - 1.3%
Anthem, Inc.	63,100	7,689
Cigna Corp.	194,300	23,089
McKesson Corp.	290,687	36,967
Patterson Companies, Inc.	308,670	13,183
		80,928
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	624,900	27,227
Pharmaceuticals - 5.8%
Allergan PLC (a)	42,900	8,964
AstraZeneca PLC sponsored ADR (d)	631,100	17,873
Bayer AG	46,300	4,597
Bristol-Myers Squibb Co.	723,200	36,818
GlaxoSmithKline PLC sponsored ADR	2,425,922	97,061
Innoviva, Inc. (d)	273,800	2,820
Johnson & Johnson	1,007,569	116,868
Novartis AG sponsored ADR	27,544	1,956
Sanofi SA	250,497	19,493
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,675,220	71,599
		378,049

TOTAL HEALTH CARE		769,495

INDUSTRIALS - 11.4%
Aerospace & Defense - 2.1%
General Dynamics Corp.	87,300	13,160
Meggitt PLC	245,568	1,308
Rolls-Royce Holdings PLC	1,190,900	10,571
The Boeing Co.	403,989	57,540
United Technologies Corp.	502,882	51,395
		133,974
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	249,700	17,010
PostNL NV (a)	3,011,000	14,186
United Parcel Service, Inc. Class B (b)	588,804	63,450
		94,646
Airlines - 0.3%
Copa Holdings SA Class A	213,454	19,687
Building Products - 0.1%
Tyco International Ltd.	206,835	8,340
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	170,100	7,243
Electrical Equipment - 0.7%
AMETEK, Inc.	248,300	10,950
Emerson Electric Co.	227,900	11,550
Hubbell, Inc. Class B	198,639	20,762
		43,262
Industrial Conglomerates - 2.7%
General Electric Co.	6,103,380	177,608
Machinery - 1.1%
Burckhardt Compression Holding AG	6,880	1,995
Caterpillar, Inc.	20,600	1,719
CLARCOR, Inc.	24,600	1,530
Deere & Co.	216,900	19,152
Donaldson Co., Inc.	273,700	9,996
Flowserve Corp.	339,000	14,357
IMI PLC	78,200	951
Pentair PLC	9,200	507
Wabtec Corp.	163,300	12,625
Xylem, Inc.	122,000	5,896
		68,728
Professional Services - 0.1%
Nielsen Holdings PLC	125,200	5,637
Robert Half International, Inc.	105,800	3,959
		9,596
Road & Rail - 2.2%
CSX Corp.	1,717,920	52,414
J.B. Hunt Transport Services, Inc.	527,340	43,036
Kansas City Southern	191,200	16,780
Norfolk Southern Corp.	188,499	17,530
Union Pacific Corp.	161,000	14,197
		143,957
Trading Companies & Distributors - 0.5%
Fastenal Co.	84,300	3,286
Howden Joinery Group PLC	106,700	490
W.W. Grainger, Inc. (d)	17,000	3,538
Watsco, Inc.	164,292	22,556
		29,870

TOTAL INDUSTRIALS		736,911

INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 1.6%
Cisco Systems, Inc.	3,404,752	104,458
Internet Software & Services - 3.2%
Alphabet, Inc.:
Class A	139,707	113,149
Class C (a)	118,146	92,690
		205,839
IT Services - 4.2%
First Data Corp. Class A (a)	1,607,810	22,493
IBM Corp.	191,704	29,463
MasterCard, Inc. Class A (b)	626,400	67,037
Paychex, Inc.	755,452	41,701
Sabre Corp.	377,300	9,746
Unisys Corp. (a)(d)	1,161,147	12,134
Visa, Inc. Class A	1,127,684	93,045
		275,619
Semiconductors & Semiconductor Equipment - 2.8%
Maxim Integrated Products, Inc.	582,900	23,100
Qualcomm, Inc. (b)	2,133,246	146,597
Xilinx, Inc.	256,700	13,058
		182,755
Software - 3.9%
Microsoft Corp. (b)	3,776,599	226,294
Oracle Corp.	369,253	14,187
SS&C Technologies Holdings, Inc.	307,000	9,803
		250,284
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	1,900,894	215,828
Western Digital Corp. (b)	616,000	35,999
		251,827

TOTAL INFORMATION TECHNOLOGY		1,270,782

MATERIALS - 3.2%
Chemicals - 2.7%
CF Industries Holdings, Inc.	592,900	14,236
E.I. du Pont de Nemours & Co.	293,846	20,214
Johnson Matthey PLC	16,600	693
LyondellBasell Industries NV Class A	326,600	25,981
Monsanto Co.	719,915	72,546
Olin Corp.	95,000	2,083
Potash Corp. of Saskatchewan, Inc.	1,600,100	26,018
PPG Industries, Inc.	24,600	2,291
W.R. Grace & Co.	158,200	10,593
		174,655
Containers & Packaging - 0.5%
Ball Corp.	65,300	5,033
Graphic Packaging Holding Co.	45,800	573
Packaging Corp. of America	67,200	5,544
WestRock Co.	433,000	20,000
		31,150

TOTAL MATERIALS		205,805

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	82,700	9,692
Crown Castle International Corp.	214,500	19,517
First Potomac Realty Trust	55,018	491
Omega Healthcare Investors, Inc. (d)	111,300	3,543
Public Storage	46,500	9,938
Sabra Health Care REIT, Inc.	183,900	4,285
		47,466
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc. (b)	888,274	42,726
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	1,420,700	48,403
Multi-Utilities - 0.0%
Sempra Energy	400	43

TOTAL UTILITIES		48,446

TOTAL COMMON STOCKS
(Cost $5,749,178)		6,324,619

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. 3.00%	174,230	60,458
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	133,700	9,021
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00% (a)	41,300	3,088

TOTAL CONVERTIBLE PREFERRED STOCKS		72,567

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC	54,781,400	67
Rolls-Royce Holdings PLC (C Shares) (a)	104,603,880	128
		195
TOTAL PREFERRED STOCKS
(Cost $60,134)		72,762
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
5% 10/15/18 pay-in-kind (c)(f)	3,252	1,766
9.5% 4/15/19 pay-in-kind (f)	5,075	3,676
(Cost $8,327)		5,442
	Shares	Value (000s)

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.41% (g)	72,688,325	72,710
Fidelity Securities Lending Cash Central Fund 0.48% (g)(h)	18,041,361	18,045
TOTAL MONEY MARKET FUNDS
(Cost $90,738)		90,755
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $5,908,377)		6,493,578
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(15,358)
NET ASSETS - 100%		$6,478,220

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Apache Corp.	1/20/17 - $65.00	735	$145	$(144)
Bank of America Corp.	1/20/17 - $18.00	12,259	294	(264)
Charles Schwab Corp.	1/20/17 - $35.00	2,296	141	(103)
Chevron Corp.	1/20/17 - $110.00	2,559	202	(303)
Citigroup, Inc.	1/20/17 - $50.00	3,350	680	(598)
Citigroup, Inc.	1/20/17 - $55.00	3,389	149	(110)
Comerica, Inc.	1/20/17 - $55.00	1,763	220	(248)
JPMorgan Chase & Co.	1/20/17 - $72.50	6,808	470	(613)
Las Vegas Sands Corp.	1/20/17 - $62.50	563	106	(70)
MasterCard, Inc. Class A	1/20/17 - $105.00	1,241	349	(596)
Microsoft Corp.	2/17/17 - $65.00	3,772	279	(264)
Morgan Stanley	1/20/17 - $36.00	2,050	94	(133)
Northern Trust Corp.	1/20/17 - $75.00	918	135	(156)
Philip Morris International, Inc.	12/16/16 - $105.00	529	41	(4)
Philip Morris International, Inc.	1/20/17 - $105.00	388	57	(8)
Procter & Gamble Co.	12/16/16 - $92.50	2,650	167	(41)
Qualcomm, Inc.	1/20/17 - $67.50	3,133	373	(1,191)
Qualcomm, Inc.	1/20/17 - $72.50	2,111	261	(325)
Regions Financial Corp.	1/20/17 - $11.00	4,310	142	(155)
SunTrust Banks, Inc.	1/20/17 - $46.00	3,376	376	(484)
SunTrust Banks, Inc.	1/20/17 - $50.00	1,696	104	(49)
United Parcel Service, Inc. Class B	4/21/17 - $115.00	911	129	(119)
Verizon Communications, Inc.	12/16/16 - $52.50	950	89	(5)
Verizon Communications, Inc.	1/20/17 - $55.00	1,442	88	(4)
Western Digital Corp.	11/18/16 - $65.00	596	70	(9)
TOTAL WRITTEN OPTIONS			$5,161	$(5,996)

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $321,057,000.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,783,000 or 0.1% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18 pay-in-kind	10/16/13 - 10/17/16	$3,252
NJOY, Inc.	2/14/14	$1,164
Utica Shale Drilling Program (non-operating revenue interest) unit	10/5/16	$6,017

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$100
Fidelity Securities Lending Cash Central Fund	96
Total	$196

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$535,445	$535,445	$--	$--
Consumer Staples	404,981	380,658	24,323	--
Energy	821,601	815,584	--	6,017
Financials	1,440,961	1,439,827	1,134	--
Health Care	829,953	745,405	84,548	--
Industrials	746,127	735,556	10,571	--
Information Technology	1,270,782	1,270,782	--	--
Materials	205,805	205,805	--	--
Real Estate	47,466	47,466	--	--
Telecommunication Services	42,726	42,726	--	--
Utilities	51,534	51,534	--	--
Corporate Bonds	5,442	--	3,676	1,766
Money Market Funds	90,755	90,755	--	--
Total Investments in Securities:	$6,493,578	$6,361,543	$124,252	$7,783
Derivative Instruments:
Liabilities
Written Options	$(5,996)	$(5,996)	$--	$--
Total Liabilities	$(5,996)	$(5,996)	$--	$--
Total Derivative Instruments:	$(5,996)	$(5,996)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $5,921,644,000. Net unrealized appreciation aggregated $571,934,000, of which $1,006,252,000 related to appreciated investment securities and $434,318,000 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Leveraged Company Stock Fund

October 31, 2016

LSF-QTLY-1216
1.809078.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.7%
Auto Components - 2.4%
Delphi Automotive PLC	333,500	$21,701
Lear Corp.	144,200	17,705
Tenneco, Inc. (a)	674,800	37,161
		76,567
Automobiles - 1.9%
General Motors Co.	1,952,707	61,706
Diversified Consumer Services - 1.6%
Service Corp. International	1,962,871	50,249
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	494,844	18,423
Dave & Buster's Entertainment, Inc. (a)	235,100	9,721
Extended Stay America, Inc. unit	1,186,000	16,960
Marriott International, Inc. Class A	465,100	31,952
Red Rock Resorts, Inc. (b)	5,847	128
		77,184
Household Durables - 4.3%
Harman International Industries, Inc.	205,700	16,396
Lennar Corp. Class A	677,100	28,228
Newell Brands, Inc.	1,287,247	61,814
Toll Brothers, Inc. (a)	513,000	14,077
Whirlpool Corp.	102,200	15,312
		135,827
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (a)	39,700	31,356
Expedia, Inc.	155,000	20,031
Priceline Group, Inc. (a)	11,400	16,806
		68,193
Media - 9.2%
Altice NV Class A (a)(c)	1,811,643	33,411
AMC Networks, Inc. Class A (a)	327,700	16,034
Charter Communications, Inc. Class A (a)	124,400	31,086
Cinemark Holdings, Inc.	1,853,345	73,763
Comcast Corp. Class A	724,034	44,760
DISH Network Corp. Class A (a)	677,700	39,686
Gray Television, Inc. (a)	1,232,064	10,965
Nexstar Broadcasting Group, Inc. Class A (c)	298,398	14,562
Sinclair Broadcast Group, Inc. Class A	1,159,800	29,111
		293,378
Multiline Retail - 0.5%
Dollar General Corp.	234,400	16,195
Specialty Retail - 2.2%
Foot Locker, Inc.	374,100	24,979
Home Depot, Inc.	260,000	31,723
Sally Beauty Holdings, Inc. (a)	491,200	12,742
		69,444

TOTAL CONSUMER DISCRETIONARY		848,743

CONSUMER STAPLES - 2.8%
Beverages - 0.4%
Monster Beverage Corp. (a)	98,569	14,227
Food Products - 1.8%
Darling International, Inc. (a)	2,698,383	36,698
JBS SA	6,186,600	18,820
		55,518
Personal Products - 0.6%
Revlon, Inc. (a)	553,261	18,811

TOTAL CONSUMER STAPLES		88,556

ENERGY - 3.3%
Energy Equipment & Services - 0.1%
SAExploration Holdings, Inc. (b)	419,175	3,441
Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy, Inc. (a)	359,600	13,557
Hess Corp.	825,110	39,581
QEP Resources, Inc.	901,000	14,479
Range Resources Corp.	465,400	15,726
Teekay Corp.	917,300	5,990
Whiting Petroleum Corp. (a)(c)	1,439,895	11,865
		101,198

TOTAL ENERGY		104,639

FINANCIALS - 7.7%
Banks - 6.3%
Bank of America Corp.	2,107,799	34,779
CIT Group, Inc.	229,310	8,331
Citigroup, Inc.	711,047	34,948
Huntington Bancshares, Inc.	4,806,680	50,951
Regions Financial Corp.	4,496,280	48,155
SunTrust Banks, Inc.	539,500	24,402
		201,566
Consumer Finance - 1.4%
OneMain Holdings, Inc. (a)	1,547,200	43,848

TOTAL FINANCIALS		245,414

HEALTH CARE - 12.1%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	260,200	33,956
Regeneron Pharmaceuticals, Inc. (a)	84,400	29,120
		63,076
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	2,839,556	62,470
Health Care Providers & Services - 4.8%
AmSurg Corp. (a)	245,400	14,663
DaVita HealthCare Partners, Inc. (a)	376,352	22,062
HCA Holdings, Inc. (a)	976,579	74,731
Universal Health Services, Inc. Class B	334,505	40,378
		151,834
Life Sciences Tools & Services - 0.4%
PRA Health Sciences, Inc. (a)	267,000	14,210
Pharmaceuticals - 2.9%
Allergan PLC (a)	274,800	57,417
Merck & Co., Inc.	323,200	18,978
Teva Pharmaceutical Industries Ltd. sponsored ADR	366,200	15,651
Valeant Pharmaceuticals International, Inc. (Canada) (a)	56,100	1,001
		93,047

TOTAL HEALTH CARE		384,637

INDUSTRIALS - 9.7%
Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.	97,860	15,791
TransDigm Group, Inc.	57,500	15,666
		31,457
Airlines - 3.6%
Air Canada (a)	3,078,300	29,032
American Airlines Group, Inc.	383,980	15,590
Delta Air Lines, Inc.	1,632,101	68,173
		112,795
Building Products - 1.4%
Allegion PLC	246,500	15,737
Fortune Brands Home & Security, Inc.	278,100	15,193
Masco Corp.	475,400	14,680
		45,610
Electrical Equipment - 0.1%
Regal Beloit Corp.	81,558	4,820
Machinery - 1.5%
Ingersoll-Rand PLC	648,800	43,658
Pentair PLC	78,757	4,342
		48,000
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	831	5
Road & Rail - 0.5%
Avis Budget Group, Inc. (a)	477,200	15,442
Trading Companies & Distributors - 1.6%
AerCap Holdings NV (a)	395,500	16,259
HD Supply Holdings, Inc. (a)	528,300	17,434
United Rentals, Inc. (a)	215,600	16,312
		50,005

TOTAL INDUSTRIALS		308,134

INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 0.8%
CommScope Holding Co., Inc. (a)	805,400	24,605
Electronic Equipment & Components - 3.3%
Avnet, Inc.	594,313	24,931
Belden, Inc.	510,764	33,103
CDW Corp.	704,600	31,644
Corning, Inc.	726,800	16,506
		106,184
Internet Software & Services - 4.3%
Alphabet, Inc. Class A	83,700	67,789
Facebook, Inc. Class A (a)	518,800	67,958
		135,747
IT Services - 0.5%
Global Payments, Inc.	215,300	15,614
PayPal Holdings, Inc. (a)	5,846	244
		15,858
Semiconductors & Semiconductor Equipment - 9.7%
Broadcom Ltd.	399,400	68,010
Lam Research Corp.	174,900	16,941
Microsemi Corp. (a)	92,901	3,914
NXP Semiconductors NV (a)	736,164	73,616
Qorvo, Inc. (a)	1,171,600	65,200
Qualcomm, Inc.	376,900	25,901
Skyworks Solutions, Inc.	713,600	54,904
		308,486
Software - 1.1%
Citrix Systems, Inc. (a)	230,899	19,580
TiVo Corp. (a)	791,800	15,717
		35,297
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	278,000	31,564

TOTAL INFORMATION TECHNOLOGY		657,741

MATERIALS - 8.0%
Chemicals - 3.4%
Ingevity Corp. (a)	431,788	17,876
LyondellBasell Industries NV Class A	737,355	58,657
Olin Corp.	798,500	17,511
Phosphate Holdings, Inc. (a)	307,500	1
Platform Specialty Products Corp. (a)(c)	1,465,700	10,685
The Scotts Miracle-Gro Co. Class A	34,097	3,004
		107,734
Containers & Packaging - 2.9%
Berry Plastics Group, Inc. (a)	368,300	16,113
Graphic Packaging Holding Co.	1,728,900	21,611
Sealed Air Corp.	483,434	22,059
WestRock Co.	705,628	32,593
		92,376
Metals & Mining - 1.0%
Arconic, Inc.	477,566	13,716
Freeport-McMoRan, Inc.	1,514,400	16,931
Ormet Corp. (a)(d)	1,075,000	0
		30,647
Paper & Forest Products - 0.7%
Neenah Paper, Inc.	266,200	21,269

TOTAL MATERIALS		252,026

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (a)	274,600	15,419
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc. (a)	727,700	36,189

TOTAL TELECOMMUNICATION SERVICES		51,608

UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp. (a)	1,194,300	14,212
Dynegy, Inc. (a)	162,089	1,726
		15,938
TOTAL COMMON STOCKS
(Cost $2,386,202)		2,957,436
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.9%
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Chesapeake Energy Corp. 8% 12/15/22 (b)	7,680	7,790
Denbury Resources, Inc.:
5.5% 5/1/22	16,967	13,404
6.375% 8/15/21	5,075	4,200
Jupiter Resources, Inc. 8.5% 10/1/22(b)	3,100	2,542
TOTAL NONCONVERTIBLE BONDS
(Cost $22,589)		27,936
	Shares	Value (000s)

Money Market Funds - 9.0%
Fidelity Cash Central Fund, 0.41% (e)	229,081,352	229,150
Fidelity Securities Lending Cash Central Fund 0.48% (e)(f)	57,271,446	57,283
TOTAL MONEY MARKET FUNDS
(Cost $286,388)		286,433
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $2,695,179)		3,271,805
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(96,235)
NET ASSETS - 100%		$3,175,570

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,901,000 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$186
Fidelity Securities Lending Cash Central Fund	56
Total	$242

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ormet Corp.	$--	$--	$--	$--	$--
Total	$--	$--	$--	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$848,743	$848,743	$--	$--
Consumer Staples	88,556	88,556	--	--
Energy	104,639	104,639	--	--
Financials	245,414	245,414	--	--
Health Care	384,637	384,637	--	--
Industrials	308,134	308,134	--	--
Information Technology	657,741	657,741	--	--
Materials	252,026	252,025	1	--
Telecommunication Services	51,608	51,608	--	--
Utilities	15,938	15,938	--	--
Corporate Bonds	27,936	--	27,936	--
Money Market Funds	286,433	286,433	--	--
Total Investments in Securities:	$3,271,805	$3,243,868	$27,937	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $2,695,099,000. Net unrealized appreciation aggregated $576,706,000, of which $747,031,000 related to appreciated investment securities and $170,325,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® OTC Portfolio

October 31, 2016

OTC-QTLY-1216
1.809071.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.7%
Automobiles - 5.4%
Tesla Motors, Inc. (a)(b)	3,597,599	$711,353
Hotels, Restaurants & Leisure - 4.9%
Buffalo Wild Wings, Inc. (a)	301,300	43,884
Chipotle Mexican Grill, Inc. (a)(b)	395,600	142,717
Churchill Downs, Inc.	234,100	31,838
Intrawest Resorts Holdings, Inc. (a)	671,734	11,023
Royal Caribbean Cruises Ltd.	1,695,700	130,348
Starbucks Corp.	3,950,300	209,642
Vail Resorts, Inc.	77,900	12,420
Wingstop, Inc. (b)(c)	2,368,000	63,368
		645,240
Internet & Direct Marketing Retail - 8.4%
Amazon.com, Inc. (a)	933,408	737,224
Etsy, Inc. (a)	1,694,875	21,999
Groupon, Inc. Class A (a)(b)(c)	62,409,181	249,013
Wayfair LLC Class A (a)(b)	2,482,768	82,751
		1,090,987
Media - 1.9%
Altice NV (a)	2,084,800	39,153
Charter Communications, Inc. Class A (a)	533,082	133,212
DISH Network Corp. Class A (a)	26,700	1,564
Liberty Global PLC:
Class A (a)	1,860,400	60,649
LiLAC Class A (a)	256,099	7,079
		241,657
Specialty Retail - 0.3%
Ross Stores, Inc.	661,800	41,389
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG sponsored ADR	59,000	4,838
lululemon athletica, Inc. (a)	1,080,546	61,861
Ralph Lauren Corp.	444,200	43,576
		110,275

TOTAL CONSUMER DISCRETIONARY		2,840,901

CONSUMER STAPLES - 2.5%
Beverages - 0.4%
Monster Beverage Corp. (a)	391,000	56,437
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	861,683	127,417
Walgreens Boots Alliance, Inc.	343	28
		127,445
Food Products - 0.7%
Mondelez International, Inc.	2,071,652	93,100
Personal Products - 0.4%
Coty, Inc. Class A	2,002,400	46,035

TOTAL CONSUMER STAPLES		323,017

ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Oceaneering International, Inc.	319,700	7,609
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.	909,200	54,043
Diamondback Energy, Inc. (a)	101,800	9,293
EOG Resources, Inc.	176,700	15,977
Extraction Oil & Gas, Inc.	136,337	2,912
		82,225

TOTAL ENERGY		89,834

FINANCIALS - 4.1%
Banks - 2.9%
Bank of America Corp.	3,815,000	62,948
Bank of the Ozarks, Inc.	493,900	18,255
Citigroup, Inc.	1,306,100	64,195
Commerce Bancshares, Inc.	792,389	39,477
Fifth Third Bancorp	472,900	10,290
Huntington Bancshares, Inc.	3,681,400	39,023
Signature Bank (a)	236,800	28,549
UMB Financial Corp.	540,800	33,557
Wells Fargo & Co.	1,583,500	72,857
		369,151
Capital Markets - 0.5%
Carlyle Group LP	630,500	9,773
Northern Trust Corp.	785,700	56,900
		66,673
Consumer Finance - 0.7%
Capital One Financial Corp.	1,275,600	94,445

TOTAL FINANCIALS		530,269

HEALTH CARE - 17.1%
Biotechnology - 10.9%
Acceleron Pharma, Inc. (a)	249,500	6,993
Aduro Biotech, Inc. (d)	938,567	10,090
Advanced Accelerator Applications SA sponsored ADR	972,085	35,384
Adverum Biotechnologies, Inc. (a)	988,352	2,916
Alexion Pharmaceuticals, Inc. (a)	1,822,489	237,835
Alkermes PLC (a)	1,149,787	57,961
Alnylam Pharmaceuticals, Inc. (a)	138,100	4,916
Amgen, Inc.	887,200	125,237
Bellicum Pharmaceuticals, Inc. (a)(b)(c)	2,399,000	39,727
Biogen, Inc. (a)	4,110	1,152
BioMarin Pharmaceutical, Inc. (a)	1,817,956	146,382
bluebird bio, Inc. (a)(b)	187,808	8,968
Blueprint Medicines Corp. (a)	352,600	10,571
Celldex Therapeutics, Inc. (a)(b)	1,229,385	3,873
Cellectis SA sponsored ADR (a)(b)	371,100	6,561
Chiasma, Inc. (a)(b)	408,517	919
Chimerix, Inc. (a)	54,700	222
Coherus BioSciences, Inc. (a)(b)	1,019,515	27,884
CytomX Therapeutics, Inc. (a)	517,300	5,830
CytomX Therapeutics, Inc. (d)	244,269	2,753
Dicerna Pharmaceuticals, Inc. (a)	492,107	1,530
Editas Medicine, Inc.	1,326,644	18,759
Galapagos Genomics NV sponsored ADR (a)(b)	554,000	33,583
Genocea Biosciences, Inc. (a)(b)	845,070	2,907
GenSight Biologics SA	411,444	3,613
Gilead Sciences, Inc.	12,398	913
Heron Therapeutics, Inc. (a)(b)	878,584	13,047
Intellia Therapeutics, Inc. (a)	638,000	8,792
Intellia Therapeutics, Inc.	260,358	3,552
Intercept Pharmaceuticals, Inc. (a)	322,619	39,921
Ionis Pharmaceuticals, Inc. (a)	223,906	5,817
Ironwood Pharmaceuticals, Inc. Class A (a)	3,015,642	38,510
Karyopharm Therapeutics, Inc. (a)	223,677	1,619
Lion Biotechnologies, Inc. (a)(b)	2,709,700	16,936
Neurocrine Biosciences, Inc. (a)	976,100	42,724
Novavax, Inc. (a)(b)	9,942,000	15,112
OvaScience, Inc. (a)(b)	1,350,457	6,806
Portola Pharmaceuticals, Inc. (a)	106,436	1,935
ProNai Therapeutics, Inc. (a)(b)	193,200	292
Puma Biotechnology, Inc. (a)(b)	513,845	19,680
Regeneron Pharmaceuticals, Inc. (a)	339,000	116,962
Sage Therapeutics, Inc. (a)	86,100	3,749
Seattle Genetics, Inc. (a)(b)	4,579	237
Spark Therapeutics, Inc. (a)(b)	333,890	15,696
TESARO, Inc. (a)(b)	1,991,300	240,708
Trevena, Inc. (a)(c)	3,096,621	15,112
Ultragenyx Pharmaceutical, Inc. (a)	401,496	23,684
uniQure B.V. (a)	302,200	2,052
Vertex Pharmaceuticals, Inc. (a)	1,165	88
		1,430,510
Health Care Equipment & Supplies - 0.5%
DexCom, Inc. (a)	245,600	19,216
IDEXX Laboratories, Inc. (a)	356,804	38,228
Insulet Corp. (a)	122,700	4,555
		61,999
Health Care Providers & Services - 0.3%
Acadia Healthcare Co., Inc. (a)	333,800	12,003
Accretive Health, Inc. (a)(b)(c)	6,608,660	15,795
AmSurg Corp. (a)	40,600	2,426
Diplomat Pharmacy, Inc. (a)(b)	521,000	12,072
		42,296
Health Care Technology - 1.9%
athenahealth, Inc. (a)(b)(c)	2,409,983	248,999
Castlight Health, Inc. Class B (a)(b)	63,800	278
		249,277
Pharmaceuticals - 3.5%
Achaogen, Inc. (a)	779,700	3,579
Castle Creek Pharmaceuticals, LLC Class A-2 unit (e)(f)	30,303	10,000
Endo International PLC (a)(c)	19,371,236	363,211
Flex Pharma, Inc. (a)(b)	251,834	1,224
GW Pharmaceuticals PLC ADR (a)	115,127	13,515
Horizon Pharma PLC (a)	1,556,167	26,019
Innoviva, Inc.	78	1
Intra-Cellular Therapies, Inc. (a)	132,336	1,641
Jazz Pharmaceuticals PLC (a)	121,100	13,257
The Medicines Company (a)	297,800	9,813
Theravance Biopharma, Inc. (a)(b)	402,400	10,112
		452,372

TOTAL HEALTH CARE		2,236,454

INDUSTRIALS - 3.0%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC sponsored ADR (b)	2,837,600	25,113
Space Exploration Technologies Corp. Class A (a)(f)	110,610	11,502
		36,615
Airlines - 1.0%
American Airlines Group, Inc.	3,177,400	129,002
Wheels Up Partners Holdings LLC Series B unit (a)(e)(f)	1,760,377	4,207
		133,209
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	366,200	29,329
Electrical Equipment - 1.4%
SolarCity Corp. (a)(b)(c)	9,052,748	177,434
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	235,491	19,218

TOTAL INDUSTRIALS		395,805

INFORMATION TECHNOLOGY - 47.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.	98,400	3,019
Internet Software & Services - 13.8%
2U, Inc. (a)(b)	1,013,141	35,318
Alphabet, Inc.:
Class A	803,727	650,938
Class C (a)	575,269	451,322
Coupa Software, Inc.	18,600	465
Criteo SA sponsored ADR (a)(b)(c)	5,430,471	196,312
Dropbox, Inc. (a)(f)	331,524	3,965
Facebook, Inc. Class A (a)	2,195,094	287,535
New Relic, Inc. (a)(b)	1,514,411	55,200
Nutanix, Inc.:
Class A (a)	787,500	19,294
Class B	311,503	6,869
Shopify, Inc. Class A (a)	966,126	40,046
The Trade Desk, Inc.	16,400	413
Twilio, Inc.:
Class A	157,000	5,357
Class B	351,811	11,404
Wix.com Ltd. (a)	923,005	36,920
		1,801,358
IT Services - 2.0%
Alliance Data Systems Corp.	249,700	51,056
AppNexus, Inc. warrants 12/31/99 (f)	1	0
Cognizant Technology Solutions Corp. Class A (a)	3,950,100	202,838
Sabre Corp.	228,800	5,910
Square, Inc. (a)(b)	454,200	5,087
		264,891
Semiconductors & Semiconductor Equipment - 6.1%
Analog Devices, Inc.	724,200	46,421
Broadcom Ltd.	620,226	105,612
Cirrus Logic, Inc. (a)	660,330	35,645
Marvell Technology Group Ltd.	4,655,200	60,657
Micron Technology, Inc. (a)	22,944	394
NVIDIA Corp.	4,866,211	346,280
NXP Semiconductors NV (a)	1,610,000	161,000
Qorvo, Inc. (a)	750,800	41,782
Qualcomm, Inc.	37,156	2,553
		800,344
Software - 15.2%
Activision Blizzard, Inc.	14,125,889	609,815
Electronic Arts, Inc. (a)	436,100	34,243
HubSpot, Inc. (a)	883,980	46,365
LINE Corp. ADR	31,555	1,277
Microsoft Corp.	9,142,449	547,816
Paycom Software, Inc. (a)	627,100	32,440
Paylocity Holding Corp. (a)(b)	1,037,400	45,117
Salesforce.com, Inc. (a)	1,256,248	94,420
Tyler Technologies, Inc. (a)	144,429	23,166
Ubisoft Entertainment SA (a)(c)	10,178,905	346,391
Ultimate Software Group, Inc. (a)	46,500	9,811
Workday, Inc. Class A (a)	550,200	47,691
Xero Ltd. (a)	595,756	7,566
Zendesk, Inc. (a)(c)	5,252,784	138,096
		1,984,214
Technology Hardware, Storage & Peripherals - 10.0%
Apple, Inc.	10,871,020	1,234,289
Samsung Electronics Co. Ltd.	49,987	71,631
Western Digital Corp.	8,945	523
		1,306,443

TOTAL INFORMATION TECHNOLOGY		6,160,269

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(f)	29,911	1,501
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	716,400	40,226
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	375,600	18,679

TOTAL TELECOMMUNICATION SERVICES		58,905

TOTAL COMMON STOCKS
(Cost $9,913,375)		12,636,955

Convertible Preferred Stocks - 3.2%
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.0%
Handy Technologies, Inc. Series C (f)	415,643	1,956
Household Durables - 0.3%
Roku, Inc.:
Series F, 8.00% (a)(f)	16,562,507	30,144
Series G, 8.00% (a)(f)	3,185,945	5,798
Series H (f)	1,931,947	3,516
		39,458
Internet & Direct Marketing Retail - 0.1%
One Kings Lane, Inc. Series E (a)(f)	648,635	292
The Honest Co., Inc. Series D (a)(f)	75,268	3,134
		3,426
Media - 0.0%
Turn, Inc. Series E (a)(f)	1,199,041	3,341

TOTAL CONSUMER DISCRETIONARY		48,181

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(f)	866,669	14,317
HEALTH CARE - 0.4%
Biotechnology - 0.2%
23andMe, Inc. Series E (a)(f)	1,817,170	16,373
Jounce Therapeutics, Inc. Series B (a)(f)	2,212,389	7,655
Ovid Therapeutics, Inc. Series B (a)(f)	314,408	1,418
		25,446
Health Care Providers & Services - 0.2%
Mulberry Health, Inc. Series A8 (f)	4,342,250	28,295

TOTAL HEALTH CARE		53,741

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(f)	62,037	6,451
Professional Services - 0.0%
YourPeople, Inc. Series C, 0.00% (f)	335,546	3,315

TOTAL INDUSTRIALS		9,766

INFORMATION TECHNOLOGY - 1.8%
Internet Software & Services - 1.0%
CarGurus, Inc. Series E, 0.00% (f)	180,626	9,788
Jet.Com, Inc. Series B1 (f)	4,896,249	1,608
Pinterest, Inc. Series G, 8.00% (a)(f)	139,290	1,171
Uber Technologies, Inc.:
Series D, 8.00% (a)(f)	2,256,164	110,038
Series E, 8.00% (a)(f)	150,072	7,319
		129,924
IT Services - 0.3%
AppNexus, Inc.:
Series E (a)(f)	1,416,796	36,837
Series F, 0.00% (f)	90,913	2,364
		39,201
Software - 0.5%
Bracket Computing, Inc. Series C (a)(f)	1,877,241	6,383
Cloudera, Inc. Series F (a)(f)	126,709	3,819
Cloudflare, Inc. Series D 8.00% (a)(f)	395,787	2,541
Dataminr, Inc. Series D (a)(f)	2,219,446	14,590
Delphix Corp. Series D (a)(f)	427,177	2,260
Snapchat, Inc. Series F (a)(f)	510,029	15,668
Taboola.Com Ltd. Series E (a)(f)	1,918,392	22,714
		67,975

TOTAL INFORMATION TECHNOLOGY		237,100

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp. Series G (a)(f)	6,064,833	27,777
WeWork Companies, Inc. Series E (a)(f)	269,198	13,512
		41,289
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Altiostar Networks, Inc.:
Series D (a)(f)	1,220,504	5,639
Series E, 0.00% (f)	1,305,815	6,033
		11,672
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $335,598)		416,066
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn, Inc. 1.48% 3/2/23(f)
(Cost $373)	373	373
	Shares	Value (000s)

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.41% (g)	297	0
Fidelity Securities Lending Cash Central Fund 0.48% (g)(h)	780,383,284	780,539
TOTAL MONEY MARKET FUNDS
(Cost $780,486)		780,539
TOTAL INVESTMENT PORTFOLIO - 105.8%
(Cost $11,029,832)		13,833,933
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(757,845)
NET ASSETS - 100%		$13,076,088

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,843,000 or 0.1% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $447,615,000 or 3.4% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
Altiostar Networks, Inc. Series D	1/7/15	$15,000
Altiostar Networks, Inc. Series E, 0.00%	9/26/16	$6,033
AppNexus, Inc. warrants 12/31/99	8/23/16	$0
AppNexus, Inc. Series E	8/1/14 - 9/17/14	$28,382
AppNexus, Inc. Series F, 0.00%	8/23/16	$2,364
Blue Apron, Inc. Series D	5/18/15	$11,550
Bracket Computing, Inc. Series C	9/9/15	$14,766
CarGurus, Inc. Series E, 0.00%	8/23/16	$9,788
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$10,000
Cloudera, Inc. Series F	2/5/14	$1,845
Cloudflare, Inc. Series D 8.00%	11/5/14	$2,424
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Delphix Corp. Series D	7/10/15	$3,845
Dropbox, Inc.	5/2/12	$3,000
Handy Technologies, Inc. Series C	10/14/15	$2,436
Jet.Com, Inc. Series B1	9/19/16	$1,608
Jounce Therapeutics, Inc. Series B	4/17/15	$5,000
Mulberry Health, Inc. Series A8	1/20/16	$29,331
One Kings Lane, Inc. Series E	1/29/14	$429
Ovid Therapeutics, Inc. Series B	8/10/15	$1,959
Pinterest, Inc. Series G, 8.00%	2/27/15	$1,000
Redfin Corp. Series G	12/16/14	$20,000
Roku, Inc. Series F, 8.00%	5/7/13	$15,000
Roku, Inc. Series G, 8.00%	10/1/14	$4,140
Roku, Inc. Series H	11/9/15	$2,954
Snapchat, Inc. Series F	3/25/15 - 2/12/16	$15,668
Space Exploration Technologies Corp. Class A	10/16/15	$9,844
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Taboola.Com Ltd. Series E	12/22/14	$20,000
The Honest Co., Inc. Series D	8/3/15	$3,444
Turn, Inc. Series E	12/30/13	$10,000
Turn, Inc. 1.48% 3/2/23	3/2/16	$373
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$35,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$5,000
WeWork Companies, Inc. Class A	6/23/15	$984
WeWork Companies, Inc. Series E	6/23/15	$8,854
Wheels Up Partners Holdings LLC Series B unit	9/18/15	$5,000
YourPeople, Inc. Series C, 0.00%	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$34
Fidelity Securities Lending Cash Central Fund	1,813
Total	$1,847

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$13,855	$--	$826	$--	$15,795
athenahealth, Inc.	307,972	--	--	--	248,999
Bellicum Pharmaceuticals, Inc.	37,030	4,449	3,422	--	39,727
Criteo SA sponsored ADR	239,973	--	--	--	196,312
Endo International PLC	311,079	54,494	26,448	--	363,211
Groupon, Inc. Class A	300,812	--	--	--	249,013
SolarCity Corp.	231,923	7,016	--	--	177,434
SolarEdge Technologies, Inc.	43,622	--	41,137	--	--
Trevena, Inc.	20,857	--	1,245	--	15,112
Ubisoft Entertainment SA	417,931	--	--	--	346,391
Wingstop, Inc.	--	69,264	--	--	63,368
Zendesk, Inc.	158,844	--	--	--	138,096
Total	$2,083,898	$135,223	$73,078	$--	$1,853,458

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,889,082	$2,840,901	$--	$48,181
Consumer Staples	337,334	323,017	--	14,317
Energy	89,834	89,834	--	--
Financials	530,269	530,269	--	--
Health Care	2,290,195	2,222,902	3,552	63,741
Industrials	405,571	380,096	--	25,475
Information Technology	6,397,369	6,138,031	18,273	241,065
Real Estate	42,790	--	--	42,790
Telecommunication Services	70,577	58,905	--	11,672
Corporate Bonds	373	--	--	373
Money Market Funds	780,539	780,539	--	--
Total Investments in Securities:	$13,833,933	$13,364,494	$21,825	$447,614

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$260,583
Net Realized Gain (Loss) on Investment Securities	18,490
Net Unrealized Gain (Loss) on Investment Securities	(4,683)
Cost of Purchases	13,760
Proceeds of Sales	(47,085)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$241,065
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2016	$(4,000)
Other Investments in Securities
Beginning Balance	$190,927
Net Realized Gain (Loss) on Investment Securities	140
Net Unrealized Gain (Loss) on Investment Securities	(411)
Cost of Purchases	21,033
Proceeds of Sales	(5,140)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$206,549
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2016	$(411)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 10/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	373	Market approach	Transaction price	$100.00	Increase
Equities	447,241	Discounted cash flow	Growth rate	2.0% - 3.0% / 2.3%	Increase
			Discount rate	8.0% - 22.1% / 19.7%	Decrease
			Weighted average cost of capital (WACC)	11.5% - 30.0% / 13.7%	Decrease
			Discount for lack of marketability	20.0% - 25.0% / 23.9%	Decrease
		Market approach	Transaction price	$3.46 - $330.00 / $52.23	Increase
			Growth rate	3.0%	Increase
			Discount rate	3.0% - 50.0% / 16.2%	Decrease
			Premium rate	6.0% - 130.0% / 21.5%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 20.8%	Decrease
			Proxy discount	27.6%	Decrease
		Market comparable	Enterprise value/Sales multiple (EV/S)	0.6 - 8.1 / 3.0	Increase
			Price/Earnings multiple (P/E)	9.3	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.4	Increase
		Recovery value	Recovery value	0.3% - 0.5% / 0.4%	Increase
			Discount rate	50.0%	Decrease
			Liquidity preference	$5.86 - $45.76 / $22.74	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $11,063,789,000. Net unrealized appreciation aggregated $2,770,144,000, of which $3,983,336,000 related to appreciated investment securities and $1,213,192,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate Income Fund

October 31, 2016

REI-QTLY-1216
1.809106.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 30.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Stanley Martin Communities LLC Class B (a)	4,620	$9,346,722
FINANCIALS - 7.0%
Capital Markets - 1.0%
Brookfield Asset Management, Inc. Class A	492,000	17,228,987
Ellington Financial LLC	1,140,284	18,084,904
NorthStar Asset Management Group, Inc.	885,300	12,128,610
		47,442,501
Mortgage Real Estate Investment Trusts - 6.0%
AG Mortgage Investment Trust, Inc.	849,900	13,198,947
Altisource Residential Corp. Class B	1,014,498	10,215,995
Annaly Capital Management, Inc.	513,628	5,321,186
Anworth Mortgage Asset Corp.	1,148,310	5,638,202
Arbor Realty Trust, Inc.	2,461,194	18,040,552
Chimera Investment Corp.	525,100	8,228,317
Colony Financial, Inc.	211,500	4,020,615
CYS Investments, Inc.	719,339	6,200,702
Dynex Capital, Inc.	1,668,486	11,462,499
Ellington Residential Mortgage REIT	260,000	3,270,800
Five Oaks Investment Corp. (b)	479,100	2,500,902
Great Ajax Corp. (c)	1,430,000	19,819,800
Invesco Mortgage Capital, Inc.	874,600	13,057,778
MFA Financial, Inc.	16,889,122	123,459,482
New Residential Investment Corp.	1,882,804	26,283,944
Newcastle Investment Corp.	1,840,830	8,099,652
Two Harbors Investment Corp.	1,941,180	16,170,029
		294,989,402

TOTAL FINANCIALS		342,431,903

REAL ESTATE - 23.7%
Equity Real Estate Investment Trusts (REITs) - 23.5%
Acadia Realty Trust (SBI)	3,879,349	130,695,268
American Tower Corp.	195,400	22,898,926
Apartment Investment & Management Co. Class A	1,699,513	74,897,538
AvalonBay Communities, Inc.	108,100	18,504,558
Boardwalk (REIT)	207,600	7,618,036
Care Capital Properties, Inc.	97,603	2,593,312
CBL & Associates Properties, Inc.	1,586,553	16,976,117
Cedar Shopping Centers, Inc.	838,510	5,676,713
Community Healthcare Trust, Inc.	338,862	7,583,732
Douglas Emmett, Inc.	315,700	11,523,050
Equinix, Inc.	16,500	5,895,120
Equity Lifestyle Properties, Inc.	2,237,760	169,711,700
Extra Space Storage, Inc.	709,400	51,892,610
First Potomac Realty Trust	1,476,944	13,174,340
Healthcare Realty Trust, Inc.	294,800	9,401,172
Lexington Corporate Properties Trust	4,813,529	48,809,184
Mid-America Apartment Communities, Inc. (b)	458,300	42,507,325
Monmouth Real Estate Investment Corp. Class A (b)	398,473	5,447,126
Monogram Residential Trust, Inc.	2,711,200	28,576,048
National Retail Properties, Inc.	179,200	8,175,104
New Senior Investment Group, Inc.	1,942,525	20,241,111
NorthStar Realty Finance Corp.	3,962,859	57,540,713
Post Properties, Inc.	74,900	4,927,671
Potlatch Corp.	930,340	35,725,056
Public Storage	50,100	10,707,372
Sabra Health Care REIT, Inc.	1,106,003	25,769,870
Select Income REIT	404,600	10,009,804
Senior Housing Properties Trust (SBI)	2,994,400	63,690,888
Store Capital Corp.	1,203,400	32,840,786
Terreno Realty Corp.	1,492,964	38,966,360
Ventas, Inc.	1,522,086	103,121,327
VEREIT, Inc.	1,352,734	12,715,700
WP Carey, Inc.	777,600	47,231,424
		1,146,045,061
Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings, Inc.	481,562	9,920,177

TOTAL REAL ESTATE		1,155,965,238

TOTAL COMMON STOCKS
(Cost $1,249,559,000)		1,507,743,863

Preferred Stocks - 18.6%
Convertible Preferred Stocks - 0.8%
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	236,759	8,310,004
Equity Commonwealth 6.50% (d)	31,237	844,336
FelCor Lodging Trust, Inc. Series A, 1.95%	11,335	274,647
Lexington Corporate Properties Trust Series C, 6.50% (d)	468,142	24,390,198
Wheeler REIT, Inc. 8.75% (d)	135,000	3,375,000
		37,194,185
Nonconvertible Preferred Stocks - 17.8%
FINANCIALS - 5.9%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,325,653
Mortgage Real Estate Investment Trusts - 5.8%
AG Mortgage Investment Trust, Inc.:
8.00%	618,287	15,172,763
8.25%	38,935	972,986
Agnc Investment Corp.:
8.00%	200,000	5,120,000
Series B, 7.75%	427,100	10,848,340
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	6,230,818
American Home Mortgage Investment Corp.:
Series A, 9.75% (d)	120,300	1
Series B, 9.25% (d)	124,100	1
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,429,158
Series C, 7.625%	326,429	8,212,954
Series D, 7.50%	621,976	15,611,598
Series E, 7.625%	672,961	16,992,265
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,818,158
Apollo Commercial Real Estate Finance, Inc.:
Series A, 8.625%	375,101	9,602,586
Series C, 8.00%	485,559	12,134,119
Arbor Realty Trust, Inc.:
7.375%	430,605	10,958,897
Series A, 8.25%	189,089	4,897,405
Series B, 7.75%	240,000	5,952,000
Series C, 8.50%	100,000	2,564,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,558,627
Capstead Mortgage Corp. Series E, 7.50%	202,984	5,038,063
Chimera Investment Corp. Series A, 8.00%	204,000	5,100,000
Colony Financial, Inc.:
Series A, 8.50%	283,920	7,279,709
Series B, 7.50%	108,867	2,758,690
Series C, 7.125%	552,328	14,073,317
CYS Investments, Inc.:
Series A, 7.75%	118,428	2,927,540
Series B, 7.50%	496,667	11,934,908
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,098,705
Series B, 7.625%	252,120	6,071,050
Five Oaks Investment Corp. Series A, 8.75%	142,000	3,180,800
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	123,342	3,178,523
Series B, 7.75%	844,337	21,319,509
MFA Financial, Inc.:
8.00%	538,930	13,845,112
Series B, 7.50%	616,232	15,578,345
New York Mortgage Trust, Inc.:
Series B, 7.75%	284,267	6,654,690
Series C, 7.875%	280,725	6,473,519
Newcastle Investment Corp.:
Series B, 9.75%	17,942	452,677
Series D, 8.375%	2,000	48,360
Resource Capital Corp. 8.625%	156,870	3,560,949
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	137,600	3,726,208
		282,377,350
TOTAL FINANCIALS		286,703,003
REAL ESTATE - 11.9%
Equity Real Estate Investment Trusts (REITs) - 11.7%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	145,913	3,733,914
American Homes 4 Rent:
Series A, 5.00%	581,770	15,998,675
Series B, 5.00%	377,286	10,564,008
Series C, 5.50%	915,240	25,590,110
Series D, 6.50%	280,000	7,406,000
Series E, 6.35%	210,000	5,497,800
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	1,185,810
Series F, 7.375%	268,000	6,493,640
Series G, 7.375% (d)	120,000	2,892,000
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	486,775	12,782,712
Series C, 7.625%	146,969	3,763,876
Series D, 7.125% (d)	136,000	3,389,120
Brandywine Realty Trust Series E, 6.90%	95,000	2,436,750
CBL & Associates Properties, Inc.:
Series D, 7.375%	286,376	7,230,994
Series E, 6.625%	139,398	3,556,043
Cedar Shopping Centers, Inc. Series B, 7.25%	415,750	10,684,775
Chesapeake Lodging Trust Series A, 7.75%	266,916	6,910,455
City Office REIT, Inc. Series A, 6.625% (d)	135,000	3,361,500
Coresite Realty Corp. Series A, 7.25%	369,799	9,607,378
Corporate Office Properties Trust Series L, 7.375%	167,140	4,305,526
CubeSmart Series A, 7.75%	40,000	1,006,400
DDR Corp.:
Series J, 6.50%	340,721	8,756,530
Series K, 6.25%	228,888	5,882,422
Digital Realty Trust, Inc.:
Series G, 5.875%	145,444	3,746,637
Series H, 7.375%	50,000	1,386,500
DuPont Fabros Technology, Inc. Series C, 6.625%	84,000	2,310,000
Equity Lifestyle Properties, Inc. Series C, 6.75%	950,148	24,656,341
General Growth Properties, Inc. Series A, 6.375%	166,463	4,271,441
Gladstone Commercial Corp. Series D, 7.00%	538,800	13,766,340
Gladstone Land Corp. Series A, 6.375%	64,000	1,663,360
Government Properties Income Trust 5.875%	202,500	5,198,175
Hersha Hospitality Trust:
Series C, 6.875%	50,000	1,294,000
Series D, 6.50%	200,000	5,058,000
Hospitality Properties Trust Series D, 7.125%	40,800	1,033,872
Investors Real Estate Trust Series B, 7.95%	126,572	3,265,558
iStar Financial, Inc.:
Series D, 8.00%	74,567	1,815,706
Series E, 7.875%	281,296	6,821,428
Series F, 7.80%	451,476	11,088,251
Series G, 7.65%	10,497	249,514
Kilroy Realty Corp.:
Series G, 6.875%	46,760	1,183,496
Series H, 6.375%	143,296	3,654,048
LaSalle Hotel Properties:
Series H, 7.50%	141,308	3,575,092
Series I, 6.375%	354,698	9,186,678
Series J, 6.30%	240,000	6,187,200
Monmouth Real Estate Investment Corp.:
Series B, 7.875%	95,000	2,512,750
Series C, 6.125%	127,000	3,331,210
National Retail Properties, Inc.:
Series D, 6.625%	222,138	5,675,626
Series E, 5.70%	301,404	7,721,970
NorthStar Realty Finance Corp.:
Series A, 8.75%	7,890	201,590
Series B, 8.25%	460,981	11,625,941
Series C, 8.875%	329,101	8,536,880
Series D, 8.50%	274,915	7,362,224
Series E, 8.75%	481,729	12,780,270
Pebblebrook Hotel Trust:
Series C, 6.50%	204,321	5,197,926
Series D, 6.375%	350,000	9,058,000
Pennsylvania (REIT) Series B, 7.375%	100,510	2,599,189
Prologis, Inc. Series Q, 8.54%	94,446	6,162,602
PS Business Parks, Inc.:
Series S, 6.45%	93,809	2,383,687
Series T, 6.00%	198,899	5,063,969
Public Storage Series Y, 6.375%	102,224	2,791,737
RAIT Financial Trust:
7.125%	336,786	8,335,454
7.625%	224,590	5,172,308
Regency Centers Corp.:
Series 6, 6.625%	152,661	3,888,276
Series 7, 6.00%	176,250	4,478,513
Retail Properties America, Inc. Series A, 7.00%	394,411	10,227,077
Rexford Industrial Realty, Inc. Series A, 5.875%	135,000	3,395,250
Sabra Health Care REIT, Inc. Series A, 7.125%	318,623	8,360,668
Saul Centers, Inc. Series C, 6.875%	315,478	8,322,310
Sotherly Hotels, Inc. Series B, 8.00%	68,000	1,727,200
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,053,200
Series B, 6.625%	80,300	2,064,513
Series C, 6.875%	83,000	2,199,500
Summit Hotel Properties, Inc.:
Series B, 7.875%	190,173	5,077,619
Series C, 7.125%	153,212	4,047,861
Series D, 6.45%	210,000	5,418,000
Sun Communities, Inc. Series A, 7.125%	375,000	9,708,750
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	42,000	1,158,780
Series F, 6.45%	84,000	2,152,080
Taubman Centers, Inc. Series K, 6.25%	157,322	4,066,774
Terreno Realty Corp. Series A, 7.75%	213,890	5,529,057
UMH Properties, Inc.:
Series A, 8.25%	600,200	15,557,184
Series B, 8.00%	321,929	8,859,486
Urstadt Biddle Properties, Inc.:
Series F, 7.125%	210,000	5,468,400
Series G, 6.75%	160,000	4,332,800
VEREIT, Inc. Series F, 6.70%	1,995,725	53,525,345
Welltower, Inc. 6.50%	81,600	2,069,376
WP Glimcher, Inc.:
Series H, 7.50%	198,527	5,044,571
Series I, 6.875%	256,115	6,479,710
		571,173,708
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,319,119
Landmark Infrastructure Partners LP Series B, 7.90%	41,900	1,068,450
		9,387,569
TOTAL REAL ESTATE		580,561,277
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield Infrastructure Partners LP Series 5, 5.35%	169,300	3,253,973

TOTAL NONCONVERTIBLE PREFERRED STOCKS		870,518,253

TOTAL PREFERRED STOCKS
(Cost $867,446,739)		907,712,438
	Principal Amount	Value

Corporate Bonds - 20.2%
Convertible Bonds - 5.6%
FINANCIALS - 4.2%
Consumer Finance - 0.0%
Zais Financial Partners LP 8% 11/15/16 (e)	2,000,000	1,986,250
Diversified Financial Services - 0.8%
RWT Holdings, Inc. 5.625% 11/15/19	36,880,000	37,041,350
Mortgage Real Estate Investment Trusts - 2.5%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	5,600,000	5,859,000
Colony Financial, Inc.:
3.875% 1/15/21	17,280,000	16,880,400
5% 4/15/23	26,083,000	26,034,094
NorthStar Realty Finance LP 7.25% 6/15/27 (e)	562,000	547,967
PennyMac Corp. 5.375% 5/1/20	33,056,000	31,568,480
Redwood Trust, Inc. 4.625% 4/15/18	14,700,000	14,736,750
Resource Capital Corp.:
6% 12/1/18	6,910,000	6,840,900
8% 1/15/20	16,490,000	16,707,668
		119,175,259
Thrifts & Mortgage Finance - 0.9%
IAS Operating Partnership LP 5% 3/15/18 (e)	42,350,000	42,297,063
TOTAL FINANCIALS		200,499,922
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Realty Capital Properties, Inc. 3.75% 12/15/20	25,928,000	26,381,740
RAIT Financial Trust 4% 10/1/33	46,510,000	42,643,856
		69,025,596
Real Estate Management & Development - 0.0%
Consolidated-Tomoka Land Co. 4.5% 3/15/20	3,350,000	3,259,969
TOTAL REAL ESTATE		72,285,565

TOTAL CONVERTIBLE BONDS		272,785,487

Nonconvertible Bonds - 14.6%
CONSUMER DISCRETIONARY - 3.6%
Hotels, Restaurants & Leisure - 0.5%
ESH Hospitality, Inc. 5.25% 5/1/25 (e)	8,040,000	7,959,600
FelCor Lodging LP 6% 6/1/25	2,025,000	2,100,938
Hilton Escrow Issuer LLC 4.25% 9/1/24 (e)	2,540,000	2,546,350
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	4,000,000	4,120,000
Times Square Hotel Trust 8.528% 8/1/26 (e)	7,390,107	8,620,058
		25,346,946
Household Durables - 3.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)	17,220,000	16,875,600
Beazer Homes U.S.A., Inc.:
7.25% 2/1/23 (f)	295,000	296,475
8.75% 3/15/22 (e)	7,540,000	8,011,250
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	5,495,000	5,577,425
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (e)	5,580,000	5,566,050
6.5% 12/15/20 (e)	12,085,000	12,447,550
CalAtlantic Group, Inc. 5.875% 11/15/24	3,250,000	3,469,375
D.R. Horton, Inc.:
4.375% 9/15/22	4,175,000	4,383,750
5.75% 8/15/23	2,510,000	2,790,844
KB Home:
8% 3/15/20	8,465,000	9,396,150
9.1% 9/15/17	4,985,000	5,234,250
Lennar Corp.:
4.125% 12/1/18 (f)	5,520,000	5,671,800
4.5% 6/15/19	1,830,000	1,916,925
4.5% 11/15/19	2,000,000	2,107,500
M/I Homes, Inc. 6.75% 1/15/21	3,803,000	4,002,658
Meritage Homes Corp.:
6% 6/1/25	4,000,000	4,220,000
7% 4/1/22	7,525,000	8,397,900
7.15% 4/15/20	7,060,000	7,836,600
Ryland Group, Inc.:
6.625% 5/1/20	1,555,000	1,737,713
8.4% 5/15/17	5,420,000	5,596,150
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (e)	4,100,000	4,325,500
TRI Pointe Homes, Inc. 5.875% 6/15/24	3,890,000	4,031,013
WCI Communities, Inc. 6.875% 8/15/21	1,845,000	1,946,475
William Lyon Homes, Inc.:
7% 8/15/22	8,180,000	8,507,200
8.5% 11/15/20	10,920,000	11,438,700
		145,784,853
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	1,300,000	1,352,000
Multiline Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (e)	3,175,000	3,270,885
TOTAL CONSUMER DISCRETIONARY		175,754,684
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	428,368	454,051
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (e)	6,775,000	6,688,212
6.625% 6/15/24 (e)	4,835,000	5,016,313
C&S Group Enterprises LLC 5.375% 7/15/22 (e)	8,860,000	8,594,200
		20,752,776
FINANCIALS - 0.9%
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
3.85% 2/1/25	8,384,000	8,531,491
4.125% 6/15/26	2,000	2,055
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,680,000	3,500,600
6% 8/1/20	12,690,000	12,467,925
		24,502,071
Thrifts & Mortgage Finance - 0.4%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (e)	4,755,000	4,755,000
Ocwen Financial Corp. 6.625% 5/15/19	14,073,000	13,369,350
		18,124,350
TOTAL FINANCIALS		42,626,421
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
QCP SNF West (REIT) LLC 8.125% 11/1/23 (e)	1,695,000	1,709,831
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	5,230,000	5,334,600
5.5% 2/1/21	12,305,000	12,827,963
		19,872,394
INDUSTRIALS - 0.1%
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (e)	1,790,000	1,763,150
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	3,050,000	3,091,938
TOTAL INDUSTRIALS		4,855,088
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	4,000,000	4,240,000
REAL ESTATE - 9.1%
Equity Real Estate Investment Trusts (REITs) - 7.0%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	2,000,000	2,118,450
ARC Properties Operating Partnership LP 4.6% 2/6/24	15,480,000	16,060,500
Care Capital Properties LP 5.125% 8/15/26 (e)	8,454,000	8,386,529
CBL & Associates LP:
4.6% 10/15/24	21,758,000	21,218,315
5.25% 12/1/23	11,500,000	11,646,119
Corporate Office Properties LP 3.6% 5/15/23	5,000,000	4,953,695
Crown Castle International Corp. 5.25% 1/15/23	4,000,000	4,469,640
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	12,182,000	12,547,460
CubeSmart LP 4.8% 7/15/22	2,000,000	2,209,086
DDR Corp.:
7.5% 7/15/18	8,756,000	9,557,279
7.875% 9/1/20	4,637,000	5,527,930
DuPont Fabros Technology LP 5.875% 9/15/21	1,000,000	1,047,500
HCP, Inc. 4% 6/1/25	1,000,000	1,019,972
Health Care REIT, Inc.:
4% 6/1/25	1,551,000	1,624,550
4.125% 4/1/19	2,000,000	2,095,988
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	4,022,000	4,104,897
5.75% 1/15/21	3,095,000	3,490,878
Highwoods/Forsyth LP:
3.625% 1/15/23	1,607,000	1,637,541
5.85% 3/15/17	2,800,000	2,843,994
Hospitality Properties Trust 5% 8/15/22	3,177,000	3,436,618
HRPT Properties Trust:
6.25% 6/15/17	1,055,000	1,060,517
6.65% 1/15/18	4,246,000	4,376,348
iStar Financial, Inc.:
4% 11/1/17	27,605,000	27,639,506
5% 7/1/19	24,265,000	24,177,161
5.85% 3/15/17	3,587,000	3,622,870
7.125% 2/15/18	5,725,000	5,939,688
9% 6/1/17	9,175,000	9,519,063
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	4,385,000	4,472,700
6.375% 2/15/22	3,610,000	3,745,375
6.375% 3/1/24	4,000,000	4,310,000
National Retail Properties, Inc. 3.3% 4/15/23	2,000,000	2,036,124
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	2,462,000	2,455,631
4.95% 4/1/24	2,898,000	3,024,191
Potlatch Corp. 7.5% 11/1/19	1,000,000	1,110,000
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	2,000,000	2,312,234
Select Income REIT:
4.15% 2/1/22	6,937,000	7,018,260
4.5% 2/1/25	19,802,000	19,922,119
Senior Housing Properties Trust:
3.25% 5/1/19	7,382,000	7,459,002
4.75% 5/1/24	38,157,000	39,617,192
6.75% 4/15/20	13,624,000	14,969,247
6.75% 12/15/21	8,000,000	9,127,640
VEREIT Operating Partnership LP 4.875% 6/1/26	10,945,000	11,503,961
WP Carey, Inc.:
4% 2/1/25	5,000,000	4,997,675
4.25% 10/1/26	5,095,000	5,143,729
4.6% 4/1/24	3,355,000	3,495,860
		343,053,034
Real Estate Management & Development - 2.1%
CBRE Group, Inc.:
5% 3/15/23	6,020,000	6,321,048
5.25% 3/15/25	3,295,000	3,522,661
Host Hotels & Resorts LP 5.25% 3/15/22	2,000,000	2,208,534
Howard Hughes Corp. 6.875% 10/1/21 (e)	23,985,000	25,340,153
Hunt Companies, Inc. 9.625% 3/1/21 (e)	7,460,000	7,758,400
Kennedy-Wilson, Inc. 5.875% 4/1/24	31,370,000	31,722,913
Mid-America Apartments LP 3.75% 6/15/24	1,663,000	1,726,219
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.875% 6/1/23 (e)	3,365,000	3,365,000
5.25% 12/1/21 (e)	8,290,000	8,714,863
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (e)	7,000,000	7,175,000
5.625% 3/1/24 (e)	2,270,000	2,355,125
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,262,000	2,372,166
		102,582,082
TOTAL REAL ESTATE		445,635,116

TOTAL NONCONVERTIBLE BONDS		713,736,479

TOTAL CORPORATE BONDS
(Cost $950,229,067)		986,521,966

Asset-Backed Securities - 2.4%
American Homes 4 Rent:
Series 2014-SFR1 Class E, 3.0309% 6/17/31 (e)(f)	6,698,000	6,596,690
Series 2014-SFR2 Class E, 6.231% 10/17/36 (e)	3,000,000	3,291,852
Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)	9,025,000	10,021,726
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (e)	1,999,310	2,110,011
Class F, 5.885% 4/17/52 (e)	2,000,000	2,015,635
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (e)	8,259,000	8,979,899
Class XS, 0% 10/17/45 (e)(f)(g)	4,837,098	48
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 2.0257% 3/20/50 (e)(f)	2,250,000	225
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)	682,665	683,551
Colony Starwood Homes Series 2016-2A Class F, 4.685% 12/17/33 (e)(f)(h)	1,500,000	1,503,410
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	486,809	446,211
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)	259,909	16,814
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	4,117,146	4,262,384
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (f)	1,248,084	1,248,063
Series 1997-3 Class M1, 7.53% 3/15/28	6,634,377	6,631,608
Home Partners of America Trust Series 2016-2 Class F, 5.2238% 10/17/33 (e)(f)	3,393,000	3,334,309
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.196% 12/17/30 (e)(f)	1,750,000	1,740,918
Series 2014-SFR1:
Class E, 3.7809% 6/17/31 (e)(f)	10,000,000	10,012,576
Class F, 4.2809% 6/17/31 (e)(f)	9,504,000	9,444,868
Series 2014-SFR3:
Class E, 5.0309% 12/17/31 (e)(f)	4,336,000	4,355,005
Class F, 5.5309% 12/17/31 (e)(f)	2,215,000	2,227,854
Series 2015-SFR2 Class E, 3.6769% 6/17/32 (e)(f)	2,450,000	2,449,994
Series 2015-SFR3 Class F, 5.2809% 8/17/32 (e)(f)	2,000,000	2,017,372
Series 2015-SRF1 Class F, 4.8309% 3/17/32 (e)(f)	5,500,000	5,517,181
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	893,597	662,756
Merit Securities Corp. Series 13 Class M1, 7.5243% 12/28/33 (f)	1,923,000	1,995,953
Progress Residential Trust:
Series 2015-SFR1 Class E, 4.528% 2/17/32 (e)(f)	1,500,000	1,506,959
Series 2015-SFR3 Class F, 6.643% 11/12/32 (e)	2,940,000	3,056,430
Series 2016-SFR1 Class F, 5.5309% 9/17/33 (e)(f)	8,459,000	8,550,098
Starwood Waypoint Residential Trust Series 2014-1 Class F, 5.0809% 1/17/32 (e)(f)	4,071,000	4,070,968
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.4276% 2/5/36 (e)(f)	4,071,450	407
Tricon American Homes Trust Series 2016-SFR1 Class F, 6.038% 11/17/33 (e)	2,544,000	2,542,059
VB-S1 Issuer LLC Series 2016-1A Class F, 6.901% 6/15/46 (e)	7,797,000	8,066,729
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.9739% 11/21/40 (e)(f)	1,228,659	1,221,024
Class F, 2.6039% 11/21/40 (e)(f)	250,000	125,736
TOTAL ASSET-BACKED SECURITIES
(Cost $121,742,891)		120,707,323

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
Countrywide Home Loans, Inc.:
Series 2002-R2 Class 2B3, 3.7414% 7/25/33 (e)(f)	148,978	21,123
Series 2003-R3 Class B2, 5.5% 11/25/33 (e)	47,075	694
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5331% 12/25/46 (e)(f)	4,500,000	4,861,994
Series 2010-K7 Class B, 5.6279% 4/25/20 (e)(f)	3,200,000	3,536,442
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)	151,124	151,445
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.4682% 6/10/35 (e)(f)	79,778	49,565
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (e)	3,857	3,715
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 7.0119% 12/10/35 (e)(f)	98,185	2,450
Series 2004-A Class B7, 4.7619% 2/10/36 (e)(f)	99,381	19,884
Series 2004-B Class B7, 4.5119% 2/10/36 (e)(f)	123,902	29,168

TOTAL PRIVATE SPONSOR		8,676,480

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (a)	51,011	6,016
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.2667% 2/25/42 (e)(f)	60,156	43,956
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.0066% 12/25/42 (a)(f)	76,440	10,816
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.2816% 6/25/43 (e)(f)	99,564	66,022
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.232% 10/25/42 (e)(f)	43,213	14,731

TOTAL U.S. GOVERNMENT AGENCY		141,541

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,870,564)		8,818,021

Commercial Mortgage Securities - 14.6%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)	2,000,000	2,205,598
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.5273% 11/10/42 (f)	640,461	639,752
Series 2005-5 Class D, 5.5832% 10/10/45 (f)	1,597,240	1,596,687
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48	1,000,000	772,749
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.4272% 9/10/28 (e)(f)	8,341,000	7,871,870
Class F, 4.4272% 9/10/28 (e)(f)	4,074,000	3,714,949
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.907% 4/12/38 (e)(f)	1,750,202	1,756,652
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.5648% 3/11/39 (f)	5,700,000	5,464,869
BLCP Hotel Trust floater Series 2014-CLRN Class F, 3.5686% 8/15/29 (e)(f)	2,500,000	2,391,084
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.6712% 4/10/29 (e)(f)	4,536,000	4,379,761
Class F, 5.6712% 4/10/29 (e)(f)	9,710,000	8,907,122
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.5243% 2/15/31 (e)(f)	5,769,000	5,479,028
Series 2015-SMRT:
Class E, 3.9121% 4/10/28 (e)(f)	3,023,000	2,926,480
Class F, 3.9121% 4/10/28 (e)(f)	9,911,000	9,444,629
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.2743% 2/15/33 (e)(f)	1,858,072	1,875,599
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.2764% 9/10/46 (e)(f)	5,254,000	4,872,915
Series 2015-SHP2 Class E, 4.35% 7/15/27 (e)(f)	2,933,000	2,741,838
Series 2016-SMPL Class E, 4.509% 9/10/31 (e)	1,701,000	1,690,047
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)	7,300,000	4,998,282
Series 2012-CR1:
Class C, 5.5297% 5/15/45 (f)	1,000,000	1,076,821
Class D, 5.5297% 5/15/45 (e)(f)	5,550,000	5,696,014
Class G, 2.462% 5/15/45 (e)	2,180,000	1,338,724
Series 2012-CR5 Class D, 4.4789% 12/10/45 (e)(f)	2,000,000	1,918,082
Series 2012-LC4:
Class C, 5.801% 12/10/44 (f)	2,000,000	2,232,434
Class D, 5.801% 12/10/44 (e)(f)	11,675,000	11,571,219
Series 2013-CCRE6 Class E, 4.3102% 3/10/46 (e)(f)	882,000	666,099
Series 2013-CR10 Class D, 4.9487% 8/10/46 (e)(f)	4,544,000	3,921,814
Series 2013-CR12 Class D, 5.2528% 10/10/46 (e)(f)	4,500,000	4,102,068
Series 2013-CR6 Class F, 4.3102% 3/10/46 (e)(f)	8,038,000	5,455,049
Series 2013-CR9 Class D, 4.3983% 7/10/45 (e)(f)	1,404,000	1,219,956
Series 2013-LC6 Class D, 4.4269% 1/10/46 (e)(f)	6,374,000	5,758,681
Series 2014-CR17:
Class D, 4.9589% 5/10/47 (e)(f)	2,500,000	2,273,203
Class E, 4.9589% 5/10/47 (e)(f)	1,575,000	1,208,181
Series 2014-UBS2 Class D, 5.1821% 3/10/47 (e)(f)	3,713,000	3,176,498
Series 2016-CD1 Class D, 2.9067% 8/10/49 (e)(f)	5,978,000	4,179,922
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (e)	1,217,879	1,187,265
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 5.0165% 8/15/45 (e)(f)	4,500,000	4,551,810
Class E, 5.0165% 8/15/45 (e)(f)	6,000,000	5,729,481
Core Industrial Trust:
Series 2015-TEXW Class F, 3.977% 2/10/34 (e)(f)	10,945,000	10,150,127
Series 2015-WEST Class F, 4.3677% 2/10/37 (e)(f)	12,745,000	10,949,804
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (e)	699,800	716,895
Series 1998-C2 Class F, 6.75% 11/15/30 (e)	201,021	201,895
CSMC Trust floater Series 2015-DEAL:
Class E, 4.535% 4/15/29 (e)(f)	2,000,000	1,977,457
Class F, 5.285% 4/15/29 (e)(f)	7,803,000	7,723,509
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (e)(f)	10,853,000	10,042,973
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8836% 11/10/46 (e)(f)	14,031,000	14,975,189
Class G, 4.652% 11/10/46 (e)	12,360,000	10,992,422
Series 2011-LC3A Class D, 5.5097% 8/10/44 (e)(f)	3,945,000	4,123,358
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6635% 12/25/43 (f)(g)	12,206,096	1,171,087
Series K012 Class X3, 2.3286% 1/25/41 (f)(g)	20,724,910	1,765,968
Series K013 Class X3, 2.9089% 1/25/43 (f)(g)	14,360,000	1,499,733
Series KAIV Class X2, 3.6147% 6/25/46 (f)(g)	7,430,000	1,079,286
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/34 (e)(f)	9,364,000	9,207,622
Class FFX, 3.3822% 12/15/34 (e)(f)	8,032,000	7,671,782
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (f)	317,182	322,893
GP Portfolio Trust Series 2014-GPP Class E, 4.3743% 2/15/27 (e)(f)	2,823,000	2,720,781
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.2118% 8/10/43 (e)(f)	4,000,000	4,098,660
Class E, 4% 8/10/43 (e)	3,770,000	3,523,371
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.357% 12/10/43 (e)(f)	3,000,000	3,061,672
Series 2011-GC5:
Class C, 5.5664% 8/10/44 (e)(f)	9,000,000	9,794,634
Class D, 5.5581% 8/10/44 (e)(f)	7,000,000	7,074,834
Class E, 5.5664% 8/10/44 (e)(f)	4,049,000	3,714,889
Class F, 4.5% 8/10/44 (e)	4,500,000	3,486,578
Series 2012-GC6:
Class C, 5.8466% 1/10/45 (e)(f)	3,600,000	3,901,417
Class D, 5.8466% 1/10/45 (e)(f)	2,165,000	2,138,902
Class E, 5% 1/10/45 (e)(f)	4,516,000	3,719,643
Series 2012-GCJ7:
Class C, 5.9202% 5/10/45 (f)	6,500,000	6,918,226
Class D, 5.9202% 5/10/45 (e)(f)	10,192,000	9,970,374
Class E, 5% 5/10/45 (e)	6,920,000	5,437,978
Series 2012-GCJ9 Class D, 5.0144% 11/10/45 (e)(f)	4,504,000	4,177,600
Series 2013-GC14 Class D, 4.927% 8/10/46 (e)(f)	1,680,000	1,531,444
Series 2013-GC16:
Class D, 5.4974% 11/10/46 (e)(f)	3,750,000	3,476,747
Class F, 3.5% 11/10/46 (e)	7,303,000	4,771,301
Series 2014-NEW Class D, 3.79% 1/10/31 (e)	2,510,000	2,510,563
Series 2016-GS3 Class D, 2.728% 10/10/49 (e)	1,697,000	1,218,006
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (e)	29,826,000	28,916,128
Series 2016-RENT Class F, 4.2022% 2/10/29 (e)(f)	15,890,000	14,959,915
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.7743% 7/15/29 (e)(f)	7,241,000	6,958,797
Series 2013-HLT Class EFX, 5.6086% 11/5/30 (e)(f)	5,000,000	4,999,760
Invitation Homes Trust floater Series 2013-SFR1 Class E, 3.196% 12/17/30 (e)(f)	1,500,000	1,489,167
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.6121% 1/12/37 (e)(f)	1,000,000	984,204
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (e)(f)	3,000,000	3,382,995
Class D, 7.6935% 12/5/27 (e)(f)	9,550,000	10,722,503
Series 2010-CNTR:
Class D, 6.3899% 8/5/32 (e)(f)	4,500,000	4,975,716
Class XB, 1.1366% 8/5/32 (e)(f)(g)	32,655,000	1,047,265
Series 2012-CBX:
Class C, 5.2154% 6/15/45 (f)	4,530,000	4,803,243
Class E, 5.2154% 6/15/45 (e)(f)	4,635,000	4,678,408
Class F, 4% 6/15/45 (e)	8,192,000	6,701,626
Class G 4% 6/15/45 (e)	4,044,000	2,834,458
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-INN:
Class E, 4.135% 6/15/29 (e)(f)	10,174,000	10,008,142
Class F, 4.535% 6/15/29 (e)(f)	9,618,000	9,280,332
Series 2011-C3:
Class E, 5.8013% 2/15/46 (e)(f)	3,205,000	3,307,728
Class H, 4.409% 2/15/46 (e)(f)	7,077,000	5,834,339
Series 2011-C4 Class F, 3.873% 7/15/46 (e)	1,400,000	1,197,179
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)	848,000	847,044
Class D, 4.3785% 4/15/46 (f)	7,672,000	7,167,649
Class E, 3.25% 4/15/46 (e)(f)	472,000	335,795
Class F, 3.25% 4/15/46 (e)(f)	2,518,000	1,499,591
Series 2014-DSTY Class E, 3.9314% 6/10/27(e)(f)	2,752,000	2,555,442
Series 2015-UES Class F, 3.7417% 9/5/32 (e)(f)	3,500,000	3,342,116
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (e)	474,389	413,267
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class AM, 5.378% 11/15/38	98,734	98,748
Series 2006-C4 Class AJ, 5.8822% 6/15/38 (f)	165,252	165,133
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.0009% 1/20/41 (e)(f)	3,000,000	2,948,029
Class E, 5.0009% 1/20/41 (e)(f)	4,800,000	4,333,153
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.79% 5/12/39 (f)	4,884,729	4,881,782
Mezz Capital Commercial Mortgage Trust Series 2004-C1 Class IO, 9.321% 1/15/37 (e)(f)(g)	240,429	7,333
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6565% 11/15/45 (e)(f)	2,000,000	1,998,650
Series 2013-C12 Class D, 4.9243% 10/15/46 (e)(f)	3,250,000	3,046,697
Series 2013-C13:
Class D, 5.0545% 11/15/46 (e)(f)	5,221,000	4,909,661
Class E, 5.0545% 11/15/46 (e)(f)	3,379,000	2,587,937
Series 2013-C7 Class E, 4.4207% 2/15/46 (e)(f)	1,000,000	757,466
Series 2013-C9 Class D, 4.2936% 5/15/46 (e)(f)	5,137,000	4,809,766
Series 2016-C30 Class D, 2.6% 9/15/49 (e)	4,245,000	3,005,185
Series 2016-C31:
Class C, 4.3218% 10/15/26 (f)(h)	1,500,000	1,476,396
Class D, 3% 10/15/26 (e)(f)(h)	1,500,000	1,017,900
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4369% 3/15/45 (e)(f)	7,294,000	7,241,042
Series 1997-RR Class F, 7.4949% 4/30/39 (e)(f)	402,160	398,784
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)	2,149,507	2,151,959
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	7,500,000	7,496,474
Series 2011-C1 Class C, 5.6006% 9/15/47 (e)(f)	4,000,000	4,459,201
Series 2011-C2:
Class D, 5.6462% 6/15/44 (e)(f)	4,887,000	5,112,183
Class E, 5.6462% 6/15/44 (e)(f)	9,600,000	9,966,705
Class F, 5.6462% 6/15/44 (e)(f)	4,440,000	4,282,693
Class XB, 0.6035% 6/15/44 (e)(f)(g)	63,708,222	1,393,324
Series 2011-C3:
Class C, 5.3241% 7/15/49 (e)(f)	2,000,000	2,186,247
Class D, 5.1551% 7/15/49 (e)(f)	7,400,000	7,678,716
Class E, 5.3241% 7/15/49 (e)(f)	832,000	844,306
Class G, 5.3241% 7/15/49 (e)(f)	3,283,000	2,586,605
Series 2012-C4 Class D, 5.4369% 3/15/45 (e)(f)	6,310,000	6,549,035
Series 2015-MS1 Class D, 4.1639% 5/15/48 (e)(f)	3,797,000	2,932,349
Series 2015-UBS8 Class D, 3.25% 12/15/48 (e)	5,013,000	3,646,966
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (e)	8,349,000	8,365,996
Class F, 5% 2/5/30 (e)	14,325,000	13,843,926
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (e)(f)	1,500,000	1,240,358
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	4,679,368	5,755,623
SCG Trust Series 2013-SRP1 Class D, 3.868% 11/15/26 (e)(f)	4,347,000	4,064,729
Starwood Retail Property Trust Series 2014-STAR Class D, 3.7743% 11/15/27 (e)(f)	2,500,000	2,336,737
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.4827% 8/15/39 (f)	433,841	437,699
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7311% 5/10/45 (e)(f)	3,235,000	3,292,045
Class E, 5% 5/10/45 (e)(f)	6,339,000	5,472,532
Class F, 5% 5/10/45 (e)(f)	2,221,350	1,662,391
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49	757,174	755,655
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.2664% 1/10/45 (e)(f)	3,000,000	3,412,411
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (e)	2,540,000	2,801,571
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class D, 5.8846% 1/15/41 (f)	4,417,181	4,455,026
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5 Class D, 4.9352% 10/15/45 (e)(f)	9,999,000	9,657,521
Series 2016-BNK1 Class D, 3% 8/15/49 (e)	4,838,000	3,713,411
Series 2016-C35 Class D, 3.142% 7/15/48 (e)	8,358,000	5,842,748
Series 2016-NXS6 Class D, 3.059% 11/15/49 (e)	5,094,000	3,431,575
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (e)	4,000,000	3,169,476
Series 2011-C3:
Class C, 5.335% 3/15/44 (e)	4,900,000	5,251,978
Class D, 5.8128% 3/15/44 (e)(f)	1,000,000	1,042,355
Class E, 5% 3/15/44 (e)	3,000,000	2,754,833
Series 2011-C5:
Class E, 5.866% 11/15/44 (e)(f)	3,807,000	3,914,243
Class F, 5.25% 11/15/44 (e)(f)	3,000,000	2,560,760
Class G, 5.25% 11/15/44 (e)(f)	2,000,000	1,580,022
Series 2012-C10 Class E, 4.6013% 12/15/45 (e)(f)	4,090,000	3,291,666
Series 2012-C7:
Class D, 4.9909% 6/15/45 (e)(f)	2,380,000	2,427,264
Class F, 4.5% 6/15/45 (e)	2,000,000	1,494,280
Series 2012-C8 Class E, 5.0307% 8/15/45 (e)(f)	2,922,500	2,814,706
Series 2013-C11:
Class D, 4.3169% 3/15/45 (e)(f)	5,830,000	5,278,136
Class E, 4.3169% 3/15/45 (e)(f)	4,780,000	3,581,687
Series 2013-C13 Class D, 4.1386% 5/15/45 (e)(f)	4,000,000	3,644,548
Series 2013-C16 Class D, 5.1485% 9/15/46 (e)(f)	3,728,000	3,539,579
Series 2013-UBS1 Class D, 4.782% 3/15/46 (e)(f)	4,589,000	4,381,348
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.228% 11/15/29 (e)(f)	5,152,378	4,964,474
Class G, 3.5443% 11/15/29 (e)(f)	4,994,505	4,632,441
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $692,814,069)		711,891,836

Bank Loan Obligations - 5.4%
CONSUMER DISCRETIONARY - 1.4%
Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (f)	9,045,107	9,090,332
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (f)	6,115,862	6,105,648
Cooper Hotel Group 12% 11/6/17	13,085,029	13,163,539
ESH Hospitality, Inc. Tranche B, term loan 8/30/23 (i)	4,480,000	4,502,982
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (f)	2,150,000	2,164,792
Tranche B 1LN, term loan 3.5877% 6/27/20 (f)	1,986,701	1,994,767
Hilton Worldwide Finance LLC Tranche B, term loan 3.5% 10/25/20 (f)	3,859,608	3,874,082
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (f)	13,016,949	12,980,372
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (f)	4,042,267	4,032,162
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.59% 1/15/21 (f)	2,238,475	2,248,727
		60,157,403
Media - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (f)	3,778,866	3,783,590
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (f)	5,836,781	5,870,343

TOTAL CONSUMER DISCRETIONARY		69,811,336

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 5LN, term loan 4.75% 12/21/22 (f)	5,628,381	5,684,046
Tranche B 6LN, term loan 4.75% 6/22/23 (f)	9,649,524	9,750,072
		15,434,118
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (f)	17,393,422	16,980,328
Panda Temple Power, LLC term loan 7.25% 4/3/19 (f)	8,515,650	7,791,820
TPF II Power, LLC Tranche B, term loan 5% 10/2/21 (f)	3,912,699	3,949,870
		28,722,018
FINANCIALS - 0.6%
Mortgage Real Estate Investment Trusts - 0.2%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (f)	10,684,370	10,676,356
Real Estate Management & Development - 0.3%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.25% 11/4/21 (f)	8,964,710	8,938,533
NorthStar Asset Management LP Tranche B 1LN, term loan 4.7623% 1/29/23 (f)	4,984,950	4,978,719
		13,917,252
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (f)	6,344,502	6,349,768

TOTAL FINANCIALS		30,943,376

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc. Tranche H, term loan 4% 1/27/21 (f)	5,075,614	4,787,573
QCP SNF West (REIT) LLC Tranche B, term loan 9/30/22 (i)	6,790,000	6,767,389
		11,554,962
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.2%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (f)	3,900,000	3,822,000
Pilot Travel Centers LLC Tranche B, term loan 3.2843% 5/25/23 (f)	4,178,425	4,201,950
		8,023,950
Construction & Engineering - 0.2%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (f)	11,041,161	11,006,713

TOTAL INDUSTRIALS		19,030,663

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.2%
iStar Financial, Inc. Tranche B, term loan 5.5% 7/1/20 (f)	8,413,062	8,490,209
Real Estate Management & Development - 0.6%
Americold Realty Operating Partnership LP Tranche B, term loan 5.75% 12/1/22 (f)	11,197,576	11,314,255
Realogy Group LLC Tranche B, term loan 3.75% 7/20/22 (f)	3,291,750	3,317,129
Simply Storage Management LLC 8.2375% 9/6/21 (f)	16,974,000	16,974,000
		31,605,384

TOTAL REAL ESTATE		40,095,593

UTILITIES - 1.0%
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.34% 1/31/22 (f)	7,213,363	7,172,824
Dayton Power & Light Co. Tranche B 1LN, term loan 4% 8/24/22 (f)	4,020,000	4,048,462
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (f)	4,220,000	4,230,550
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (f)	6,252,226	6,267,857
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (f)	2,603,800	2,545,215
		24,264,908
Independent Power and Renewable Electricity Producers - 0.5%
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (f)	7,012,987	7,118,181
MRP Generation Holdings LLC Tranche B, term loan 8% 9/29/22 (f)	16,130,000	15,303,338
		22,421,519

TOTAL UTILITIES		46,686,427

TOTAL BANK LOAN OBLIGATIONS
(Cost $261,479,284)		262,278,493

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)(f)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)(f)	500,000	248
TOTAL PREFERRED SECURITIES
(Cost $1,297,768)		370
	Shares	Value

Money Market Funds - 7.7%
Fidelity Cash Central Fund, 0.41% (j)	367,027,105	367,137,213
Fidelity Securities Lending Cash Central Fund 0.48% (j)(k)	7,388,866	7,390,344
TOTAL MONEY MARKET FUNDS
(Cost $374,437,124)		374,527,557
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,527,876,506)		4,880,201,867
NET OTHER ASSETS (LIABILITIES) - 0.0%		(905,457)
NET ASSETS - 100%		$4,879,296,410

Legend

 (a) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,363,554 or 0.2% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Non-income producing

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $980,681,713 or 20.1% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$46,791
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.0066% 12/25/42	3/25/03	$51,824
Stanley Martin Communities LLC Class B	8/3/05 - 3/1/07	$4,244,623

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$369,971
Fidelity Securities Lending Cash Central Fund	8,170
Total	$378,141

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arbor Realty Trust, Inc.	$21,868,468	$--	$4,481,609	$465,634	$--
Arbor Realty Trust, Inc. 7.375%	11,010,570	--	--	198,482	--
Arbor Realty Trust, Inc. Series A, 8.25%	4,785,843	--	--	97,499	--
Arbor Realty Trust, Inc. Series B, 7.75%	6,000,000	--	--	116,250	--
Arbor Realty Trust, Inc. Series C, 8.50%	2,575,000	--	--	53,125	--
Great Ajax Corp.	19,621,115	186,347	--	354,172	19,819,800
Total	$65,860,996	$186,347	$4,481,609	$1,285,162	$19,819,800

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,346,722	$--	$--	$9,346,722
Financials	629,134,906	629,134,904	--	2
Real Estate	1,773,720,700	1,762,359,923	11,360,777	--
Utilities	3,253,973	3,253,973	--	--
Corporate Bonds	986,521,966	--	986,521,966	--
Asset-Backed Securities	120,707,323	--	120,564,141	143,182
Collateralized Mortgage Obligations	8,818,021	--	8,568,327	249,694
Commercial Mortgage Securities	711,891,836	--	695,932,659	15,959,177
Bank Loan Obligations	262,278,493	--	232,140,954	30,137,539
Preferred Securities	370	--	--	370
Money Market Funds	374,527,557	374,527,557	--	--
Total Investments in Securities:	$4,880,201,867	$2,769,276,357	$2,055,088,824	$55,836,686

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$34,415,135
Net Realized Gain (Loss) on Investment Securities	6,796
Net Unrealized Gain (Loss) on Investment Securities	3,452,626
Cost of Purchases	16,964,993
Proceeds of Sales	(83,547)
Amortization/Accretion	(44,737)
Transfers into Level 3	4,008,515
Transfers out of Level 3	(2,883,095)
Ending Balance	$55,836,686
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2016	$3,452,626

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 10/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	143,182	Discounted cash flow	Yield	15.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Market approach	Transaction price	$50.00	Increase
Comm- ercial Mortgage Securities	$15,959,177	Discounted cash flow	Yield	10.0%	Decrease
			Spread	2.4% - 11.1% / 7.1%	Decrease
Collateral- ized Mortgage Obli- gations	$249,694	Discounted cash flow	Yield	6.3% - 9.5% / 9.1%	Decrease
			Spread	7.4%	Decrease
		Expected distribution	Recovery rate	1.5% - 11.8% / 10.7%	Increase
		Market approach	Transaction price	$14.18 - $73.07 / $60.18	Increase
Equities	$9,346,724	Market approach	Transaction price	$2,023.10	Increase
			Discount rate	0.1% - 50.0% / 25.0%	Decrease
		Recovery value	Recovery value	0.0%	Increase
Preferred Securities	$370	Expected distribution	Recovery rate	0.0%	Increase
Bank Loan Obli- gations	$30,137,539	Discounted cash flow	Yield	11.0%	Decrease
		Market approach	Transaction price	$100.00	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $4,530,715,203. Net unrealized appreciation aggregated $349,486,664, of which $490,958,673 related to appreciated investment securities and $141,472,009 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Blue Chip Growth Fund

October 31, 2016

XS1-QTLY-1216
1.967991.102

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 25.0%
Auto Components - 0.0%
Delphi Automotive PLC	18,200	$1,184,274
Automobiles - 2.1%
BYD Co. Ltd. (H Shares)	339,500	2,232,530
General Motors Co.	58,700	1,854,920
Tesla Motors, Inc. (a)(b)	639,237	126,396,332
		130,483,782
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR	168,400	8,441,892
Service Corp. International	47,800	1,223,680
Weight Watchers International, Inc. (a)	40,299	414,274
		10,079,846
Hotels, Restaurants & Leisure - 4.3%
Buffalo Wild Wings, Inc. (a)	153,014	22,286,489
Chipotle Mexican Grill, Inc. (a)(b)	264,700	95,493,172
Dave & Buster's Entertainment, Inc. (a)	543,900	22,490,265
Del Taco Restaurants, Inc. (a)	135,500	1,817,055
Domino's Pizza, Inc.	61,500	10,408,260
Las Vegas Sands Corp.	170,800	9,885,904
McDonald's Corp.	68,200	7,677,274
MGM Mirage, Inc. (a)	404,600	10,588,382
Panera Bread Co. Class A (a)	35,300	6,733,828
Shake Shack, Inc. Class A (a)(b)	164,100	5,233,149
Starbucks Corp.	1,238,420	65,722,949
Wingstop, Inc.	47,200	1,263,072
Yum China Holdings, Inc. (a)	127,100	3,080,904
		262,680,703
Household Durables - 0.9%
GoPro, Inc. Class A (a)(b)	229,100	2,927,898
Newell Brands, Inc.	576,335	27,675,607
Nien Made Enterprise Co. Ltd.	139,000	1,613,588
Sony Corp.	487,000	15,349,387
Sony Corp. sponsored ADR	284,300	8,907,119
		56,473,599
Internet & Direct Marketing Retail - 8.1%
Amazon.com, Inc. (a)	454,180	358,720,448
Ctrip.com International Ltd. ADR (a)	195,986	8,652,782
Expedia, Inc.	275,077	35,548,201
Groupon, Inc. Class A (a)	1,421,100	5,670,189
Netflix, Inc. (a)	288,046	35,968,304
Priceline Group, Inc. (a)	37,300	54,988,779
The Honest Co., Inc. (a)(c)	71,609	2,411,225
		501,959,928
Leisure Products - 0.6%
Mattel, Inc.	986,300	31,098,039
Spin Master Corp. (a)	148,900	3,729,993
		34,828,032
Media - 0.9%
Altice NV Class A (a)	1,042,889	19,233,168
Charter Communications, Inc. Class A (a)	82,403	20,591,686
Naspers Ltd. Class N	54,100	9,067,254
The Walt Disney Co.	38,617	3,579,410
WME Entertainment Parent, LLC Class A unit (c)(d)	2,908,827	5,974,766
		58,446,284
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	278,000	21,002,900
JC Penney Corp., Inc. (a)(b)	213,118	1,830,684
Kohl's Corp.	152,800	6,685,000
Macy's, Inc.	335,600	12,246,044
Ollie's Bargain Outlet Holdings, Inc. (a)	47,600	1,301,860
Target Corp.	159,241	10,944,634
		54,011,122
Specialty Retail - 3.6%
AutoZone, Inc. (a)	8,000	5,937,280
Dick's Sporting Goods, Inc.	187,800	10,451,070
Home Depot, Inc.	885,300	108,015,453
Inditex SA	150,637	5,265,945
L Brands, Inc.	531,814	38,391,653
Lowe's Companies, Inc.	64,800	4,318,920
O'Reilly Automotive, Inc. (a)	9,700	2,565,068
Restoration Hardware Holdings, Inc. (a)(b)	636,518	18,439,926
Ross Stores, Inc.	20,576	1,286,823
The Children's Place Retail Stores, Inc.	37,200	2,825,340
TJX Companies, Inc.	303,600	22,390,500
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	10,300	2,506,402
		222,394,380
Textiles, Apparel & Luxury Goods - 3.4%
adidas AG	465,500	76,478,845
Aritzia LP (a)	47,500	648,065
G-III Apparel Group Ltd. (a)	362,680	9,473,202
Kate Spade & Co. (a)	109,200	1,829,100
lululemon athletica, Inc. (a)	497,000	28,453,250
NIKE, Inc. Class B	479,100	24,041,238
PVH Corp.	191,900	20,529,462
Ralph Lauren Corp.	114,900	11,271,690
Regina Miracle International Holdings Ltd. (b)	1,958,693	2,005,277
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	820,800	17,261,424
Tory Burch LLC unit (a)(c)(d)	106,817	6,085,364
Under Armour, Inc. Class C (non-vtg.)	357,277	9,239,183
		207,316,100

TOTAL CONSUMER DISCRETIONARY		1,539,858,050

CONSUMER STAPLES - 6.7%
Beverages - 1.9%
Anheuser-Busch InBev SA NV ADR	86,000	9,932,140
Constellation Brands, Inc. Class A (sub. vtg.)	124,200	20,756,304
Diageo PLC	110,667	2,945,572
Molson Coors Brewing Co. Class B	332,700	34,537,587
Monster Beverage Corp. (a)	336,581	48,582,102
		116,753,705
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	387,700	57,329,199
United Natural Foods, Inc. (a)	63,300	2,642,142
		59,971,341
Food Products - 1.1%
Associated British Foods PLC	100,200	3,019,515
Bunge Ltd.	63,000	3,906,630
Edita Food Industries SAE GDR (e)	89,200	473,627
Mead Johnson Nutrition Co. Class A	170,000	12,710,900
Mondelez International, Inc.	649,700	29,197,518
Nestle SA (Reg. S)	7,648	554,586
The Hain Celestial Group, Inc. (a)	388,100	14,115,197
The J.M. Smucker Co.	4,300	564,633
The Kraft Heinz Co.	28,400	2,526,180
		67,068,786
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	95,900	12,969,516
Personal Products - 1.8%
Coty, Inc. Class A	591,400	13,596,286
Estee Lauder Companies, Inc. Class A	278,000	24,222,140
Herbalife Ltd. (a)	636,538	38,625,126
Nu Skin Enterprises, Inc. Class A	627,400	38,679,210
		115,122,762
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	5,600	643,384
Imperial Tobacco Group PLC	57,971	2,806,685
Reynolds American, Inc.	732,900	40,368,132
		43,818,201

TOTAL CONSUMER STAPLES		415,704,311

ENERGY - 2.6%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.	184,800	10,237,920
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	440,478	26,182,012
Apache Corp.	78,400	4,663,232
Arch Coal, Inc.(a)(b)	92,600	6,794,988
Carrizo Oil & Gas, Inc. (a)	88,500	2,993,955
Cimarex Energy Co.	109,630	14,156,522
Continental Resources, Inc. (a)	361,564	17,684,095
Devon Energy Corp.	249,600	9,457,344
EOG Resources, Inc.	161,126	14,569,013
Extraction Oil & Gas, Inc.	63,565	1,357,748
Noble Energy, Inc.	1,900	65,493
Oasis Petroleum, Inc. (a)	208,100	2,182,969
Pioneer Natural Resources Co.	103,900	18,600,178
SM Energy Co.	333,900	11,229,057
Suncor Energy, Inc.	85,700	2,571,703
Targa Resources Corp.	62,500	2,743,750
Whiting Petroleum Corp. (a)	939,300	7,739,832
Williams Partners LP	165,200	5,917,464
		148,909,355

TOTAL ENERGY		159,147,275

FINANCIALS - 2.2%
Banks - 1.6%
Bank of America Corp.	1,515,800	25,010,700
Citigroup, Inc.	358,589	17,624,649
HDFC Bank Ltd. sponsored ADR	229,300	16,229,854
JPMorgan Chase & Co.	485,072	33,596,087
SunTrust Banks, Inc.	33,400	1,510,682
Wells Fargo & Co.	64,500	2,967,645
		96,939,617
Capital Markets - 0.6%
BlackRock, Inc. Class A	42,500	14,502,700
CBOE Holdings, Inc.	19,200	1,213,632
Charles Schwab Corp.	198,200	6,282,940
Fairfax India Holdings Corp. (a)	427,900	4,813,875
Goldman Sachs Group, Inc.	21,800	3,885,632
MSCI, Inc.	47,600	3,817,044
Northern Trust Corp.	72,100	5,221,482
		39,737,305

TOTAL FINANCIALS		136,676,922

HEALTH CARE - 12.6%
Biotechnology - 8.5%
AC Immune SA	52,100	709,602
AC Immune SA	192,250	2,356,601
ACADIA Pharmaceuticals, Inc. (a)	87,700	2,044,287
Acceleron Pharma, Inc. (a)	51,300	1,437,939
Advanced Accelerator Applications SA sponsored ADR	102,700	3,738,280
Agios Pharmaceuticals, Inc. (a)	110,300	5,276,752
Aimmune Therapeutics, Inc. (a)	126,100	2,052,908
Alexion Pharmaceuticals, Inc. (a)	418,204	54,575,622
Alkermes PLC (a)	393,500	19,836,335
Alnylam Pharmaceuticals, Inc. (a)	339,100	12,071,960
Amgen, Inc.	598,298	84,455,746
ARIAD Pharmaceuticals, Inc. (a)	138,100	1,204,232
Ascendis Pharma A/S sponsored ADR (a)(b)	116,100	2,260,467
BeiGene Ltd. ADR	10,600	352,344
Biogen, Inc. (a)	238,300	66,766,894
BioMarin Pharmaceutical, Inc. (a)	132,200	10,644,744
bluebird bio, Inc. (a)	111,200	5,309,800
Catabasis Pharmaceuticals, Inc. (a)	168,000	579,600
Celgene Corp. (a)	661,100	67,551,198
Cellectis SA sponsored ADR (a)	25,300	447,304
Chiasma, Inc. (a)(b)	107,500	241,875
Chiasma, Inc. (e)	95,140	214,065
Chiasma, Inc. warrants	23,784	12,592
Chimerix, Inc. (a)	31,200	126,360
Coherus BioSciences, Inc. (a)	174,000	4,758,900
Corvus Pharmaceuticals, Inc.	44,800	598,080
CytomX Therapeutics, Inc. (a)	53,200	599,564
CytomX Therapeutics, Inc. (e)	137,854	1,553,615
DBV Technologies SA sponsored ADR (a)	38,700	1,328,571
Editas Medicine, Inc.	197,789	2,796,736
Exelixis, Inc. (a)	1,012,000	10,717,080
FibroGen, Inc. (a)	93,400	1,545,770
GenSight Biologics SA	219,991	1,931,961
Global Blood Therapeutics, Inc. (a)	164,000	2,861,800
Heron Therapeutics, Inc. (a)	35,600	528,660
Intellia Therapeutics, Inc. (a)	60,400	832,312
Intellia Therapeutics, Inc.	128,357	1,751,072
Intercept Pharmaceuticals, Inc. (a)	59,100	7,313,034
Intrexon Corp. (a)(b)	138,900	3,625,290
Ionis Pharmaceuticals, Inc. (a)	62,200	1,615,956
Ironwood Pharmaceuticals, Inc. Class A (a)	524,816	6,701,900
Merrimack Pharmaceuticals, Inc. (a)	813,200	4,244,904
Momenta Pharmaceuticals, Inc. (a)	35,400	394,710
Neurocrine Biosciences, Inc. (a)	209,200	9,156,684
Portola Pharmaceuticals, Inc. (a)	88,900	1,616,202
Prothena Corp. PLC (a)	38,700	1,850,634
Radius Health, Inc. (a)	30,500	1,309,060
Regeneron Pharmaceuticals, Inc. (a)	181,580	62,648,732
Sage Therapeutics, Inc. (a)	70,600	3,073,924
Seattle Genetics, Inc. (a)	127,800	6,607,260
Seres Therapeutics, Inc. (a)	17,900	193,141
Shire PLC sponsored ADR	22,000	3,710,080
Spark Therapeutics, Inc. (a)	50,710	2,383,877
TESARO, Inc. (a)	21,300	2,574,744
Trevena, Inc. (a)	308,900	1,507,432
Ultragenyx Pharmaceutical, Inc. (a)	24,400	1,439,356
Vertex Pharmaceuticals, Inc. (a)	328,800	24,942,768
Xencor, Inc. (a)	37,200	791,988
		523,773,304
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	1,480,000	32,560,000
Danaher Corp.	132,500	10,407,875
DexCom, Inc. (a)	38,100	2,980,944
Insulet Corp. (a)	56,600	2,100,992
Intuitive Surgical, Inc. (a)	46,300	31,117,304
Invuity, Inc. (a)	216,800	2,200,520
Medtronic PLC	218,825	17,948,027
Nevro Corp. (a)(b)	150,750	13,856,940
Olympus Corp.	30,200	1,079,908
		114,252,510
Health Care Providers & Services - 0.3%
Adeptus Health, Inc. Class A (a)(b)	201,708	6,075,445
AmSurg Corp. (a)	100,500	6,004,875
Dr Lal Pathlabs Ltd.	2,393	42,262
UnitedHealth Group, Inc.	28,200	3,985,506
Wellcare Health Plans, Inc. (a)	11,000	1,248,610
		17,356,698
Health Care Technology - 0.1%
athenahealth, Inc. (a)	37,018	3,824,700
Evolent Health, Inc. (a)(b)	77,800	1,637,690
		5,462,390
Life Sciences Tools & Services - 0.0%
Medpace Holdings, Inc.	48,500	1,407,470
Pharmaceuticals - 1.9%
Achaogen, Inc. (a)	161,500	741,285
Allergan PLC (a)	100,900	21,082,046
Bristol-Myers Squibb Co.	173,500	8,832,885
Castle Creek Pharmaceuticals, LLC Class A-2 unit(c)(d)	9,636	3,179,880
Catalent, Inc. (a)	26,000	593,060
Cempra, Inc. (a)	39,900	723,188
Collegium Pharmaceutical, Inc. (a)	110,500	1,654,185
CSPC Pharmaceutical Group Ltd.	786,000	814,828
Dermira, Inc. (a)	120,600	3,780,810
Eli Lilly & Co.	148,100	10,935,704
Endo International PLC (a)	905,200	16,972,500
GW Pharmaceuticals PLC ADR (a)	58,957	6,920,962
Jazz Pharmaceuticals PLC (a)	103,600	11,341,092
Johnson & Johnson	26,400	3,062,136
Nektar Therapeutics (a)	35,800	443,920
Patheon NV	84,200	2,137,838
Teva Pharmaceutical Industries Ltd. sponsored ADR	236,600	10,112,284
The Medicines Company (a)	170,200	5,608,090
Valeant Pharmaceuticals International, Inc. (Canada) (a)	225,800	4,028,272
		112,964,965

TOTAL HEALTH CARE		775,217,337

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.	26,200	6,455,156
Northrop Grumman Corp.	35,500	8,129,500
Raytheon Co.	38,200	5,218,502
TransDigm Group, Inc.	2,200	599,412
		20,402,570
Airlines - 1.9%
American Airlines Group, Inc.	288,000	11,692,800
Delta Air Lines, Inc.	714,500	29,844,665
InterGlobe Aviation Ltd. (a)	141,443	1,973,467
JetBlue Airways Corp. (a)	397,900	6,955,292
Southwest Airlines Co.	1,107,700	44,363,385
Spirit Airlines, Inc. (a)	254,000	12,174,220
United Continental Holdings, Inc. (a)	193,600	10,886,128
Wizz Air Holdings PLC (a)	108,003	1,997,477
		119,887,434
Building Products - 0.1%
Builders FirstSource, Inc. (a)	168,800	1,632,296
Fortune Brands Home & Security, Inc.	22,500	1,229,175
Masco Corp.	170,500	5,265,040
		8,126,511
Commercial Services & Supplies - 0.0%
Team, Inc. (a)	19,700	605,775
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	204,000	15,693,720
Electrical Equipment - 0.1%
Acuity Brands, Inc.	5,200	1,162,564
AMETEK, Inc.	24,200	1,067,220
Fortive Corp.	29,250	1,493,213
Melrose Industries PLC	329,545	680,675
Regal Beloit Corp.	50,100	2,960,910
		7,364,582
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	164,000	17,987,520
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	383,400	11,513,502
		29,501,022
Machinery - 0.7%
Allison Transmission Holdings, Inc.	234,000	6,853,860
Caterpillar, Inc.	128,200	10,699,572
Flowserve Corp.	121,000	5,124,350
Ingersoll-Rand PLC	45,500	3,061,695
Rational AG	5,200	2,697,172
Wabtec Corp.	89,800	6,942,438
Xylem, Inc.	99,600	4,813,668
		40,192,755
Professional Services - 0.0%
Equifax, Inc.	7,400	917,378
Road & Rail - 0.0%
CSX Corp.	22,300	680,373
Norfolk Southern Corp.	6,600	613,800
		1,294,173
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	363,100	11,982,300

TOTAL INDUSTRIALS		255,968,220

INFORMATION TECHNOLOGY - 41.3%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	60,800	5,152,800
F5 Networks, Inc. (a)	5,100	704,871
Finisar Corp. (a)	199,500	5,462,310
Lumentum Holdings, Inc. (a)	134,800	4,529,280
Oclaro, Inc. (a)	355,800	2,600,898
		18,450,159
Electronic Equipment & Components - 0.2%
Dell Technologies, Inc. (a)	52,400	2,572,316
Fabrinet (a)	9,000	341,640
Jabil Circuit, Inc.	304,600	6,500,164
Largan Precision Co. Ltd.	11,000	1,303,107
		10,717,227
Internet Software & Services - 14.4%
58.com, Inc. ADR (a)	119,900	5,017,815
Alibaba Group Holding Ltd. sponsored ADR (a)	538,100	54,719,389
Alphabet, Inc.:
Class A	569,113	460,924,614
Class C (a)	11,353	8,906,883
Apptio, Inc.	9,600	189,408
Bitauto Holdings Ltd. ADR (a)	46,600	1,189,698
eBay, Inc. (a)	1,871,000	53,342,210
Facebook, Inc. Class A (a)	1,997,555	261,659,729
Gogo, Inc. (a)(b)	521,100	5,268,321
LinkedIn Corp. Class A (a)	22,400	4,247,040
MercadoLibre, Inc.	13,900	2,335,339
New Relic, Inc. (a)	8,700	317,115
Nutanix, Inc.:
Class A (a)	27,700	678,650
Class B	230,044	5,072,470
Shopify, Inc. Class A (a)	79,050	3,276,623
SINA Corp. (a)	21,400	1,543,796
Tencent Holdings Ltd.	791,600	20,979,250
The Trade Desk, Inc.	7,600	191,368
Weibo Corp. sponsored ADR (a)(b)	14,240	655,182
		890,514,900
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	411,548	21,132,990
EOH Holdings Ltd.	78,500	930,909
Global Payments, Inc.	16,200	1,174,824
MasterCard, Inc. Class A	759,100	81,238,882
Vakrangee Ltd. (a)	231,557	875,297
Visa, Inc. Class A	1,514,648	124,973,606
		230,326,508
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc. (a)	629,600	4,552,008
Analog Devices, Inc.	56,288	3,608,061
Applied Materials, Inc.	1,011,400	29,411,512
Broadcom Ltd.	759,900	129,395,772
Cavium, Inc. (a)	383,446	21,645,527
Cirrus Logic, Inc. (a)	616,900	33,300,262
Dialog Semiconductor PLC (a)	54,500	2,138,829
Inphi Corp. (a)	14,150	524,965
Lam Research Corp.	136,200	13,192,332
Mellanox Technologies Ltd. (a)	117,300	5,090,820
Micron Technology, Inc. (a)	315,700	5,417,412
Monolithic Power Systems, Inc.	23,056	1,817,043
NVIDIA Corp.	1,372,720	97,682,755
NXP Semiconductors NV (a)	162,117	16,211,700
Qualcomm, Inc.	749,200	51,485,024
Semtech Corp. (a)	93,400	2,260,280
WONIK IPS Co. Ltd. (a)	113,660	2,315,424
		420,049,726
Software - 8.4%
Activision Blizzard, Inc.	2,701,128	116,607,696
Adobe Systems, Inc. (a)	287,520	30,911,275
Appirio, Inc. (a)(c)	43,764	251,052
Autodesk, Inc. (a)	18,300	1,322,724
Electronic Arts, Inc. (a)	730,000	57,319,600
Ellie Mae, Inc. (a)	8,300	878,887
HubSpot, Inc. (a)	17,800	933,610
Microsoft Corp.	1,683,600	100,881,312
Mobileye NV (a)	262,000	9,741,160
Nintendo Co. Ltd.	37,900	9,136,181
Paycom Software, Inc. (a)	133,500	6,905,955
RealPage, Inc. (a)	25,300	688,160
Salesforce.com, Inc. (a)	2,017,867	151,662,884
Tableau Software, Inc. (a)	59,500	2,858,975
Workday, Inc. Class A (a)	236,000	20,456,480
Zendesk, Inc. (a)	242,500	6,375,325
		516,931,276
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	3,867,634	439,131,164
Samsung Electronics Co. Ltd.	6,378	9,139,669
Western Digital Corp.	283,800	16,585,272
		464,856,105

TOTAL INFORMATION TECHNOLOGY		2,551,845,901

MATERIALS - 1.1%
Chemicals - 1.1%
CF Industries Holdings, Inc.	990,900	23,791,509
E.I. du Pont de Nemours & Co.	44,400	3,054,276
FMC Corp.	62,900	2,949,381
Monsanto Co.	66,200	6,670,974
Potash Corp. of Saskatchewan, Inc.	263,300	4,281,349
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	137,400	4,020,324
The Dow Chemical Co.	136,200	7,328,922
The Scotts Miracle-Gro Co. Class A	114,300	10,068,687
Westlake Chemical Corp.	54,300	2,812,197
		64,977,619
Metals & Mining - 0.0%
Glencore Xstrata PLC (a)	218,431	668,399
Teck Resources Ltd. Class B	34,700	748,826
		1,417,225

TOTAL MATERIALS		66,394,844

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	207,600	10,323,948
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. (a)	95,000	1,130,500
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	56,400	1,197,372

TOTAL UTILITIES		2,327,872

TOTAL COMMON STOCKS
(Cost $4,682,184,784)		5,913,464,680

Convertible Preferred Stocks - 3.4%
CONSUMER DISCRETIONARY - 0.2%
Internet & Direct Marketing Retail - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (c)	1,581,852	6,107,056
The Honest Co., Inc.:
Series C (a)(c)	167,087	6,068,466
Series D (a)(c)	27,712	1,154,000
		13,329,522
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(c)	285,138	4,710,480
Food Products - 0.1%
BLUE BOTTLE Coffee, Inc. Series C (a)(c)	234,006	3,329,905
Tobacco - 0.0%
PAX Labs, Inc. Series C (a)(c)	945,100	2,977,065

TOTAL CONSUMER STAPLES		11,017,450

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)	1,527,120	4,779,886
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Immunocore Ltd. Series A (a)(c)	4,035	871,557
Pronutria Biosciences, Inc. Series C (a)(c)	248,015	4,263,378
		5,134,935
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (c)	813,618	5,301,698

TOTAL HEALTH CARE		10,436,633

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	42,650	4,435,174
Professional Services - 0.0%
YourPeople, Inc. Series C (c)	253,888	2,508,413

TOTAL INDUSTRIALS		6,943,587

INFORMATION TECHNOLOGY - 2.6%
Internet Software & Services - 2.1%
Jet.Com, Inc. Series B1 (c)	922,232	302,907
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	2,578,476	125,758,019
Series E, 8.00% (a)(c)	47,420	2,312,779
		128,373,705
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	307,049	7,983,274
Software - 0.4%
Appirio, Inc. Series E (a)(c)	306,351	2,105,474
Cloudflare, Inc. Series D 8.00% (a)(c)	323,080	2,074,174
Dataminr, Inc. Series D (a)(c)	115,901	761,898
Delphix Corp. Series D (a)(c)	242,876	1,284,814
Malwarebytes Corp. Series B (c)	329,349	3,217,443
Snapchat, Inc. Series F (a)(c)	320,236	9,837,650
Taboola.Com Ltd. Series E (a)(c)	289,958	3,433,190
		22,714,643

TOTAL INFORMATION TECHNOLOGY		159,071,622

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $118,387,173)		205,578,700

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.41% (f)	28,757,520	28,766,147
Fidelity Securities Lending Cash Central Fund 0.48% (f)(g)	133,044,185	133,070,794
TOTAL MONEY MARKET FUNDS
(Cost $161,826,366)		161,836,941
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $4,962,398,323)		6,280,880,321
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(109,954,679)
NET ASSETS - 100%		$6,170,925,642

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $223,480,987 or 3.6% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,241,307 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Appirio, Inc.	2/12/15	$312,497
Appirio, Inc. Series E	2/12/15	$2,187,499
AppNexus, Inc. Series E	8/1/14	$6,150,867
Blue Apron, Inc. Series D	5/18/15	$3,800,006
BLUE BOTTLE Coffee, Inc. Series C	5/29/15	$7,797,080
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$3,179,880
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$4,999,997
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$2,010,032
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
Immunocore Ltd. Series A	7/27/15	$759,303
Jet.Com, Inc. Series B1	9/19/16	$302,907
Malwarebytes Corp. Series B	12/21/15	$3,416,996
Mulberry Health, Inc. Series A8	1/20/16	$5,495,786
Oportun Finance Corp. Series H	2/6/15	$4,348,169
PAX Labs, Inc. Series C	5/22/15	$3,638,635
Pronutria Biosciences, Inc. Series C	1/30/15	$2,499,991
Snapchat, Inc. Series F	3/25/15 - 2/12/16	$9,837,650
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Taboola.Com Ltd. Series E	12/22/14	$3,022,928
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
Tory Burch LLC unit	5/14/15	$7,638,465
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$40,000,027
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,579,919
WME Entertainment Parent, LLC Class A unit	4/13/16 - 8/16/16	$5,974,766
YourPeople, Inc. Series C	5/1/15	$3,783,205

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,824
Fidelity Securities Lending Cash Central Fund	371,580
Total	$413,404

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,553,187,572	$1,433,558,463	$91,828,232	$27,800,877
Consumer Staples	426,721,761	412,204,153	3,500,158	11,017,450
Energy	159,147,275	159,147,275	--	--
Financials	141,456,808	136,676,922	--	4,779,886
Health Care	785,653,970	767,917,192	4,120,265	13,616,513
Industrials	262,911,807	255,968,220	--	6,943,587
Information Technology	2,710,917,523	2,516,406,948	35,187,901	159,322,674
Materials	66,394,844	66,394,844	--	--
Telecommunication Services	10,323,948	10,323,948	--	--
Utilities	2,327,872	2,327,872	--	--
Money Market Funds	161,836,941	161,836,941	--	--
Total Investments in Securities:	$6,280,880,321	$5,922,762,778	$134,636,556	$223,480,987

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$166,492,124
Net Realized Gain (Loss) on Investment Securities	3,482,732
Net Unrealized Gain (Loss) on Investment Securities	209,429
Cost of Purchases	302,907
Proceeds of Sales	(11,164,518)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$159,322,674
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2016	$714,032
Equities - Other Investments in Securities
Beginning Balance	$ 61,541,109
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(2,323,478)
Cost of Purchases	10,576,454
Proceeds of Sales	(5,635,772)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$ 64,158,313
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2016	$(2,322,756)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 10/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$223,480,987	Discounted cash flow	Growth rate	2.0% - 2.5% / 2.1%	Increase
			Discount rate	22.1%	Decrease
			Weighted average cost of capital (WACC)	11.5%	Decrease
			Discount for lack of marketability	25.0%	Decrease
		Market approach	Transaction price	$2.05 - $330.00 / $47.72	Increase
			Discount rate	3.0% - 63.0% / 21.7%	Decrease
			Premium rate	1.0% - 30.0% / 15.5%	Increase
			Discount for lack of marketability	5.0% - 25.0% / 14.8%	Decrease
			Proxy premium	21.3%	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	0.6 - 8.1 / 3.0	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	9.4	Increase
			Price/Earnings multiple (P/E)	10.4	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.4	Increase
		Recovery value	Recovery value	0.3%	Increase
			Discount rate	50.0%	Decrease
			Liquidity preference	$6.75 - $62.18 / $47.76	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $4,998,438,275. Net unrealized appreciation aggregated $1,282,442,046, of which $1,551,282,035 related to appreciated investment securities and $268,839,989 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Real Estate Equity Fund

October 31, 2016

SLE-QTLY-1216
1.930458.105

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 98.6%
REITs - Apartments - 18.0%
American Homes 4 Rent Class A	396,400	$8,368,004
Apartment Investment & Management Co. Class A	378,300	16,671,681
AvalonBay Communities, Inc.	361,635	61,904,679
Equity Residential (SBI)	406,751	25,116,874
Essex Property Trust, Inc.	143,367	30,693,441
Monogram Residential Trust, Inc.	949,500	10,007,730
Post Properties, Inc.	416,300	27,388,377
UDR, Inc.	436,500	15,264,405
		195,415,191
REITs - Diversified - 6.2%
Digital Realty Trust, Inc.	97,900	9,146,797
Forest City Realty Trust, Inc.	922,137	19,908,938
Liberty Property Trust (SBI)	793,008	32,061,313
Vornado Realty Trust	66,700	6,188,426
		67,305,474
REITs - Health Care - 12.3%
Healthcare Realty Trust, Inc.	911,600	29,070,924
Sabra Health Care REIT, Inc.	524,270	12,215,491
Ventas, Inc.	950,163	64,373,543
Welltower, Inc.	411,580	28,205,577
		133,865,535
REITs - Hotels - 4.5%
Ashford Hospitality Prime, Inc.	181,983	2,358,500
FelCor Lodging Trust, Inc.	1,830,413	11,696,339
Host Hotels & Resorts, Inc.	1,301,800	20,151,864
LaSalle Hotel Properties (SBI)	375,400	8,915,750
Sunstone Hotel Investors, Inc.	490,700	6,163,192
		49,285,645
REITs - Management/Investment - 4.0%
American Assets Trust, Inc.	258,600	10,269,006
Coresite Realty Corp.	286,623	21,135,580
Empire State Realty Trust, Inc.	635,400	12,434,778
		43,839,364
REITs - Manufactured Homes - 1.4%
Equity Lifestyle Properties, Inc.	195,672	14,839,764
REITs - Office Property - 14.8%
Boston Properties, Inc.	436,549	52,595,424
Douglas Emmett, Inc.	690,585	25,206,353
Equity Commonwealth (a)	196,000	5,921,160
Highwoods Properties, Inc. (SBI)	343,900	17,067,757
Hudson Pacific Properties, Inc.	402,300	13,525,326
Mack-Cali Realty Corp.	1,018,678	26,159,651
New York (REIT), Inc.	315,700	2,973,894
SL Green Realty Corp.	59,132	5,807,945
VEREIT, Inc.	1,240,300	11,658,820
		160,916,330
REITs - Regional Malls - 14.7%
General Growth Properties, Inc.	573,118	14,299,294
Pennsylvania Real Estate Investment Trust (SBI)	549,801	10,726,618
Simon Property Group, Inc.	608,923	113,235,321
Taubman Centers, Inc.	293,122	21,239,620
		159,500,853
REITs - Shopping Centers - 8.6%
Brixmor Property Group, Inc.	822,700	20,913,034
Cedar Shopping Centers, Inc.	1,464,051	9,911,625
DDR Corp.	900,700	13,771,703
Ramco-Gershenson Properties Trust (SBI)	517,137	8,967,156
Urban Edge Properties	1,384,650	35,737,817
WP Glimcher, Inc.	405,000	4,248,450
		93,549,785
REITs - Single Tenant - 0.0%
Agree Realty Corp.	12,300	594,705
REITs - Storage - 8.4%
Extra Space Storage, Inc.	648,496	47,437,482
Public Storage	204,987	43,809,822
		91,247,304
REITs - Warehouse/Industrial - 5.7%
DCT Industrial Trust, Inc.	743,701	34,768,022
Prologis, Inc.	399,506	20,838,233
Terreno Realty Corp.	257,924	6,731,816
		62,338,071

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,072,698,021

Hotels, Restaurants & Leisure - 0.6%
Hotels, Resorts & Cruise Lines - 0.6%
Hilton Worldwide Holdings, Inc.	299,400	6,766,440
TOTAL COMMON STOCKS
(Cost $918,042,132)		1,079,464,461

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.41% (b)
(Cost $12,715,365)	12,713,876	12,717,690
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $930,757,497)		1,092,182,151
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,915,411)
NET ASSETS - 100%		$1,088,266,740

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,840
Fidelity Securities Lending Cash Central Fund	1,369
Total	$15,209

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $932,568,901. Net unrealized appreciation aggregated $159,613,250, of which $184,088,918 related to appreciated investment securities and $24,475,668 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Real Estate Income Fund

October 31, 2016

SRE-QTLY-1216
1.924315.105

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.4%
	Shares	Value
FINANCIALS - 3.1%
Capital Markets - 0.2%
Ellington Financial LLC	61,200	$970,632
NorthStar Asset Management Group, Inc.	74,800	1,024,760
		1,995,392
Mortgage Real Estate Investment Trusts - 2.9%
AG Mortgage Investment Trust, Inc.	12,800	198,784
Altisource Residential Corp. Class B	94,900	955,643
Annaly Capital Management, Inc.	36,604	379,217
Anworth Mortgage Asset Corp.	191,300	939,283
Arbor Realty Trust, Inc.	191,300	1,402,229
Chimera Investment Corp.	45,400	711,418
Colony Financial, Inc.	19,000	361,190
CYS Investments, Inc.	63,800	549,956
Dynex Capital, Inc.	166,400	1,143,168
Five Oaks Investment Corp.	15,700	81,954
Great Ajax Corp.	118,726	1,645,542
Invesco Mortgage Capital, Inc.	85,800	1,280,994
MFA Financial, Inc.	1,495,300	10,930,643
New Residential Investment Corp.	167,000	2,331,320
Newcastle Investment Corp.	153,599	675,836
Two Harbors Investment Corp.	171,500	1,428,595
		25,015,772

TOTAL FINANCIALS		27,011,164

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Chartwell Retirement Residence (a)(b)	14,700	163,735
REAL ESTATE - 12.3%
Equity Real Estate Investment Trusts (REITs) - 12.2%
Acadia Realty Trust (SBI)	451,900	15,224,511
American Tower Corp.	17,200	2,015,668
Apartment Investment & Management Co. Class A	148,600	6,548,802
AvalonBay Communities, Inc.	10,100	1,728,918
Care Capital Properties, Inc.	8,200	217,874
CBL & Associates Properties, Inc.	143,000	1,530,100
Cedar Shopping Centers, Inc.	43,300	293,141
Community Healthcare Trust, Inc.	40,400	904,152
Douglas Emmett, Inc.	28,200	1,029,300
Equinix, Inc.	1,300	464,464
Equity Lifestyle Properties, Inc.	202,300	15,342,432
Extra Space Storage, Inc.	61,600	4,506,040
First Potomac Realty Trust	134,300	1,197,956
Healthcare Realty Trust, Inc.	27,200	867,408
Lexington Corporate Properties Trust	435,200	4,412,928
Mid-America Apartment Communities, Inc.	40,200	3,728,550
Monmouth Real Estate Investment Corp. Class A	34,700	474,349
Monogram Residential Trust, Inc.	230,400	2,428,416
National Retail Properties, Inc.	16,400	748,168
New Senior Investment Group, Inc.	182,599	1,902,682
NorthStar Realty Finance Corp.	352,250	5,114,670
Post Properties, Inc.	13,400	881,586
Potlatch Corp.	82,700	3,175,680
Public Storage	4,300	918,996
Sabra Health Care REIT, Inc.	105,500	2,458,150
Select Income REIT	36,000	890,640
Senior Housing Properties Trust (SBI)	286,400	6,091,728
Store Capital Corp.	113,200	3,089,228
Terreno Realty Corp.	135,161	3,527,702
Ventas, Inc.	141,600	9,593,400
VEREIT, Inc.	125,800	1,182,520
WP Carey, Inc.	70,000	4,251,800
		106,741,959
Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	42,194	869,196

TOTAL REAL ESTATE		107,611,155

TOTAL COMMON STOCKS
(Cost $104,707,702)		134,786,054

Preferred Stocks - 23.1%
Convertible Preferred Stocks - 0.6%
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	8,241	289,251
FelCor Lodging Trust, Inc. Series A, 1.95%	34,600	838,358
Lexington Corporate Properties Trust Series C, 6.50% (a)	70,019	3,647,990
Wheeler REIT, Inc. 8.75% (a)	25,000	625,000
		5,400,599
Nonconvertible Preferred Stocks - 22.5%
FINANCIALS - 7.1%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	31,528	747,214
Mortgage Real Estate Investment Trusts - 7.0%
AG Mortgage Investment Trust, Inc.:
8.00%	137,584	3,376,311
8.25%	1,300	32,487
Agnc Investment Corp.:
8.00%	120,000	3,072,000
Series B, 7.75%	29,100	739,140
American Capital Mortgage Investment Corp. Series A, 8.125%	33,100	829,486
Annaly Capital Management, Inc.:
Series A, 7.875%	150,300	3,820,626
Series C, 7.625%	25,139	632,497
Series D, 7.50%	83,513	2,096,176
Series E, 7.625%	118,588	2,994,347
Anworth Mortgage Asset Corp. Series A, 8.625%	178,800	4,514,700
Apollo Commercial Real Estate Finance, Inc.:
Series A, 8.625%	61,725	1,580,160
Series C, 8.00%	89,058	2,225,559
Arbor Realty Trust, Inc.:
7.375%	20,000	509,000
Series A, 8.25%	41,922	1,085,780
Series B, 7.75%	40,000	992,000
Series C, 8.50%	15,000	384,600
Armour Residential REIT, Inc. Series B, 7.875%	25,701	595,235
Capstead Mortgage Corp. Series E, 7.50%	37,016	918,737
Chimera Investment Corp. Series A, 8.00%	36,000	900,000
Colony Financial, Inc.:
Series A, 8.50%	77,829	1,995,536
Series B, 7.50%	4,300	108,962
Series C, 7.125%	107,128	2,729,621
CYS Investments, Inc.:
Series A, 7.75%	10,314	254,962
Series B, 7.50%	113,333	2,723,392
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,414,567
Series B, 7.625%	47,335	1,139,827
Five Oaks Investment Corp. Series A, 8.75%	48,000	1,075,200
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	30,151	776,991
Series B, 7.75%	178,398	4,504,550
MFA Financial, Inc.:
8.00%	108,747	2,793,710
Series B, 7.50%	188,749	4,771,575
New York Mortgage Trust, Inc.:
Series B, 7.75%	78,802	1,844,755
Series C, 7.875%	117,633	2,712,617
Newcastle Investment Corp.:
Series B, 9.75%	3,602	90,878
Series D, 8.375%	900	21,762
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	23,000	622,840
		61,880,586
TOTAL FINANCIALS		62,627,800
REAL ESTATE - 15.3%
Equity Real Estate Investment Trusts (REITs) - 15.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	24,001	614,186
American Homes 4 Rent:
Series A, 5.00%	239,119	6,575,773
Series B, 5.00%	135,263	3,787,364
Series C, 5.50%	141,510	3,956,620
Series D, 6.50%	40,000	1,058,000
Series E, 6.35%	40,000	1,047,200
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	51,709	1,304,618
Series F, 7.375%	52,000	1,259,960
Series G, 7.375% (a)	20,000	482,000
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	102,400	2,689,024
Series C, 7.625%	27,200	696,592
Series D, 7.125% (a)	24,000	598,080
Brandywine Realty Trust Series E, 6.90%	21,000	538,650
CBL & Associates Properties, Inc.:
Series D, 7.375%	66,029	1,667,232
Series E, 6.625%	28,126	717,494
Cedar Shopping Centers, Inc. Series B, 7.25%	113,018	2,904,563
Chesapeake Lodging Trust Series A, 7.75%	64,034	1,657,840
City Office REIT, Inc. Series A, 6.625% (a)	25,000	622,500
Coresite Realty Corp. Series A, 7.25%	42,600	1,106,748
Corporate Office Properties Trust Series L, 7.375%	136,869	3,525,745
CubeSmart Series A, 7.75%	40,000	1,006,400
DDR Corp.:
Series J, 6.50%	70,181	1,803,652
Series K, 6.25%	25,489	655,067
Digital Realty Trust, Inc.:
Series F, 6.625%	20,000	512,000
Series G, 5.875%	28,270	728,235
Series H, 7.375%	10,000	277,300
DuPont Fabros Technology, Inc. Series C, 6.625%	16,000	440,000
Equity Lifestyle Properties, Inc. Series C, 6.75%	182,313	4,731,022
General Growth Properties, Inc. Series A, 6.375%	34,690	890,145
Gladstone Commercial Corp. Series D, 7.00%	101,200	2,585,660
Gladstone Land Corp. Series A, 6.375%	11,000	285,890
Government Properties Income Trust 5.875%	37,500	962,625
Hersha Hospitality Trust Series D, 6.50%	40,000	1,011,600
Hospitality Properties Trust Series D, 7.125%	40,200	1,018,668
Investors Real Estate Trust Series B, 7.95%	33,428	862,442
iStar Financial, Inc.:
Series D, 8.00%	15,810	384,974
Series E, 7.875%	43,106	1,045,321
Series F, 7.80%	137,664	3,381,028
Series G, 7.65%	84,000	1,996,680
Kilroy Realty Corp.:
Series G, 6.875%	20,300	513,793
Series H, 6.375%	31,704	808,452
LaSalle Hotel Properties:
Series H, 7.50%	37,192	940,958
Series I, 6.375%	47,339	1,226,080
Series J, 6.30%	40,000	1,031,200
Monmouth Real Estate Investment Corp.:
Series B, 7.875%	30,000	793,500
Series C, 6.125%	23,000	603,290
National Retail Properties, Inc.:
Series D, 6.625%	46,667	1,192,342
Series E, 5.70%	46,124	1,181,697
NorthStar Realty Finance Corp.:
Series A, 8.75%	1,500	38,325
Series B, 8.25%	93,359	2,354,514
Series C, 8.875%	115,595	2,998,534
Series D, 8.50%	52,135	1,396,175
Series E, 8.75%	93,516	2,480,979
Pebblebrook Hotel Trust:
Series C, 6.50%	71,026	1,806,901
Series D, 6.375%	50,000	1,294,000
Pennsylvania (REIT) Series B, 7.375%	55,408	1,432,851
Prologis, Inc. Series Q, 8.54%	15,800	1,030,950
PS Business Parks, Inc.:
Series S, 6.45%	5,665	143,948
Series T, 6.00%	26,000	661,960
Series U, 5.75%	102,483	2,643,037
Public Storage Series Y, 6.375%	19,826	541,448
RAIT Financial Trust:
7.125%	82,863	2,050,859
7.625%	46,080	1,061,222
Regency Centers Corp.:
Series 6, 6.625%	31,239	795,657
Series 7, 6.00%	32,000	813,120
Retail Properties America, Inc. Series A, 7.00%	83,617	2,168,189
Rexford Industrial Realty, Inc. Series A, 5.875%	25,000	628,750
Sabra Health Care REIT, Inc. Series A, 7.125%	99,665	2,615,210
Saul Centers, Inc. Series C, 6.875%	69,596	1,835,942
Sotherly Hotels, Inc. Series B, 8.00%	12,000	304,800
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,053,200
Series B, 6.625%	10,000	257,100
Series C, 6.875%	17,000	450,500
Summit Hotel Properties, Inc. Series D, 6.45%	40,000	1,032,000
Sun Communities, Inc. Series A, 7.125%	59,000	1,527,510
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	8,000	220,720
Series F, 6.45%	16,000	409,920
Taubman Centers, Inc. Series K, 6.25%	19,561	505,652
Terreno Realty Corp. Series A, 7.75%	81,048	2,095,091
UMH Properties, Inc.:
Series A, 8.25%	97,931	2,538,372
Series B, 8.00%	151,800	4,177,536
Urstadt Biddle Properties, Inc.:
Series F, 7.125%	30,000	781,200
Series G, 6.75%	33,500	907,180
VEREIT, Inc. Series F, 6.70%	259,383	6,956,652
Welltower, Inc. 6.50%	33,400	847,024
WP Glimcher, Inc.:
Series H, 7.50%	53,575	1,361,341
Series I, 6.875%	3,183	80,530
		131,979,109
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	55,054	1,424,247
Landmark Infrastructure Partners LP Series B, 7.90%	7,400	188,700
		1,612,947
TOTAL REAL ESTATE		133,592,056
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35%	30,700	590,059

TOTAL NONCONVERTIBLE PREFERRED STOCKS		196,809,915

TOTAL PREFERRED STOCKS
(Cost $192,716,846)		202,210,514
	Principal Amount	Value

Corporate Bonds - 26.0%
Convertible Bonds - 6.9%
FINANCIALS - 4.7%
Consumer Finance - 0.3%
Zais Financial Partners LP 8% 11/15/16 (b)	3,000,000	2,979,375
Diversified Financial Services - 1.3%
RWT Holdings, Inc. 5.625% 11/15/19	11,250,000	11,299,219
Mortgage Real Estate Investment Trusts - 2.2%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	1,180,000	1,234,575
Colony Financial, Inc.:
3.875% 1/15/21	3,220,000	3,145,538
5% 4/15/23	3,395,000	3,388,634
PennyMac Corp. 5.375% 5/1/20	6,434,000	6,144,470
Redwood Trust, Inc. 4.625% 4/15/18	2,200,000	2,205,500
Resource Capital Corp.:
6% 12/1/18	1,270,000	1,257,300
8% 1/15/20	2,150,000	2,178,380
		19,554,397
Thrifts & Mortgage Finance - 0.9%
IAS Operating Partnership LP 5% 3/15/18 (b)	8,160,000	8,149,800
TOTAL FINANCIALS		41,982,791
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Realty Capital Properties, Inc. 3.75% 12/15/20	10,060,000	10,236,050
RAIT Financial Trust 4% 10/1/33	8,550,000	7,839,281
		18,075,331
Real Estate Management & Development - 0.1%
Consolidated-Tomoka Land Co. 4.5% 3/15/20	650,000	632,531
TOTAL REAL ESTATE		18,707,862

TOTAL CONVERTIBLE BONDS		60,690,653

Nonconvertible Bonds - 19.1%
CONSUMER DISCRETIONARY - 4.8%
Hotels, Restaurants & Leisure - 1.0%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	2,960,000	2,930,400
FelCor Lodging LP 6% 6/1/25	1,380,000	1,431,750
Hilton Escrow Issuer LLC 4.25% 9/1/24 (b)	460,000	461,150
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	1,555,000	1,601,650
Times Square Hotel Trust 8.528% 8/1/26 (b)	2,297,360	2,679,714
		9,104,664
Household Durables - 3.7%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)	3,025,000	2,964,500
Beazer Homes U.S.A., Inc.:
7.25% 2/1/23 (c)	55,000	55,275
8.75% 3/15/22 (b)	1,330,000	1,413,125
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	1,060,000	1,075,900
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)	2,000,000	1,995,000
6.5% 12/15/20 (b)	2,425,000	2,497,750
CalAtlantic Group, Inc. 5.875% 11/15/24	630,000	672,525
D.R. Horton, Inc.:
4.375% 9/15/22	825,000	866,250
5.75% 8/15/23	490,000	544,826
KB Home:
8% 3/15/20	2,395,000	2,658,450
9.1% 9/15/17	1,185,000	1,244,250
Lennar Corp.:
4.125% 12/1/18 (c)	1,220,000	1,253,550
4.5% 6/15/19	400,000	419,000
M/I Homes, Inc. 6.75% 1/15/21	735,000	773,588
Meritage Homes Corp.:
6% 6/1/25	2,085,000	2,199,675
7% 4/1/22	2,005,000	2,237,580
7.15% 4/15/20	1,940,000	2,153,400
Ryland Group, Inc.:
6.625% 5/1/20	445,000	497,288
8.4% 5/15/17	1,446,000	1,492,995
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	760,000	801,800
William Lyon Homes, Inc.:
7% 8/15/22	1,245,000	1,294,800
8.5% 11/15/20	3,035,000	3,179,163
		32,290,690
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	240,000	249,600
Multiline Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (b)	590,000	607,818
TOTAL CONSUMER DISCRETIONARY		42,252,772
CONSUMER STAPLES - 0.4%
Food& Staples Retailing - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)	1,225,000	1,209,308
6.625% 6/15/24 (b)	915,000	949,313
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	1,140,000	1,105,800
		3,264,421
FINANCIALS - 1.2%
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,659,000	1,688,185
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	820,000	780,025
6% 8/1/20	3,810,000	3,743,325
		6,211,535
Thrifts & Mortgage Finance - 0.5%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (b)	1,025,000	1,025,000
Ocwen Financial Corp. 6.625% 5/15/19	2,840,000	2,698,000
		3,723,000
TOTAL FINANCIALS		9,934,535
HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
QCP SNF West (REIT) LLC 8.125% 11/1/23 (b)	305,000	307,669
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,960,000	4,039,200
5.5% 2/1/21	4,450,000	4,639,125
		8,985,994
INDUSTRIALS - 0.1%
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	320,000	315,200
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17	785,000	795,794
TOTAL INDUSTRIALS		1,110,994
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	1,000,000	1,060,000
REAL ESTATE - 11.5%
Equity Real Estate Investment Trusts (REITs) - 9.3%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	1,000,000	1,059,225
ARC Properties Operating Partnership LP 4.6% 2/6/24	1,640,000	1,701,500
Care Capital Properties LP 5.125% 8/15/26 (b)	1,546,000	1,533,661
CBL & Associates LP:
4.6% 10/15/24	5,401,000	5,267,034
5.25% 12/1/23	3,500,000	3,544,471
Crown Castle International Corp. 5.25% 1/15/23	1,500,000	1,676,115
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	3,015,000	3,105,450
CubeSmart LP 4.8% 7/15/22	1,000,000	1,104,543
DCT Industrial Operating Partnership LP 4.5% 10/15/23	2,000,000	2,094,338
DDR Corp. 7.5% 7/15/18	2,407,000	2,627,269
DuPont Fabros Technology LP 5.875% 9/15/21	2,000,000	2,095,000
HCP, Inc. 4% 6/1/25	2,000,000	2,039,944
Health Care REIT, Inc.:
4% 6/1/25	1,010,000	1,057,895
4.125% 4/1/19	1,000,000	1,047,994
Healthcare Realty Trust, Inc. 3.75% 4/15/23	801,000	817,509
Highwoods/Forsyth LP:
3.625% 1/15/23	393,000	400,469
5.85% 3/15/17	2,593,000	2,633,741
Hospitality Properties Trust:
5% 8/15/22	823,000	890,254
6.7% 1/15/18	811,000	839,322
iStar Financial, Inc.:
4% 11/1/17	5,595,000	5,601,994
5% 7/1/19	4,235,000	4,219,669
5.85% 3/15/17	825,000	833,250
7.125% 2/15/18	1,010,000	1,047,875
9% 6/1/17	2,430,000	2,521,125
Lexington Corporate Properties Trust 4.25% 6/15/23	2,500,000	2,519,823
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	795,000	810,900
6.375% 2/15/22	1,685,000	1,748,188
6.375% 3/1/24	790,000	851,225
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	455,000	453,823
4.95% 4/1/24	627,000	654,302
Potlatch Corp. 7.5% 11/1/19	811,000	900,210
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	937,611
Select Income REIT:
4.15% 2/1/22	1,288,000	1,303,088
4.5% 2/1/25	3,199,000	3,218,405
Senior Housing Properties Trust:
3.25% 5/1/19	500,000	505,216
4.75% 5/1/24	10,786,000	11,198,759
6.75% 4/15/20	576,000	632,875
6.75% 12/15/21	2,000,000	2,281,910
VEREIT Operating Partnership LP 4.875% 6/1/26	2,055,000	2,159,949
WP Carey, Inc.:
4.25% 10/1/26	905,000	913,655
4.6% 4/1/24	645,000	672,080
		81,521,666
Real Estate Management & Development - 2.2%
CBRE Group, Inc.:
5% 3/15/23	1,225,000	1,286,260
5.25% 3/15/25	625,000	668,183
Host Hotels & Resorts LP 6% 10/1/21	485,000	554,315
Howard Hughes Corp. 6.875% 10/1/21 (b)	5,295,000	5,594,168
Hunt Companies, Inc. 9.625% 3/1/21 (b)	1,540,000	1,601,600
Kennedy-Wilson, Inc. 5.875% 4/1/24	5,500,000	5,561,875
Mid-America Apartments LP 3.75% 6/15/24	337,000	349,811
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.875% 6/1/23 (b)	635,000	635,000
5.25% 12/1/21 (b)	1,610,000	1,692,513
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	495,000	513,563
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	597,000	626,076
		19,083,364
TOTAL REAL ESTATE		100,605,030

TOTAL NONCONVERTIBLE BONDS		167,213,746

TOTAL CORPORATE BONDS
(Cost $219,271,330)		227,904,399

Asset-Backed Securities - 3.1%
American Homes 4 Rent:
Series 2014-SFR1 Class E, 3.0309% 6/17/31 (b)(c)	1,302,000	1,282,307
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)	1,740,000	1,932,166
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)	1,354,586	1,429,589
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)	1,624,000	1,765,753
Class XS, 0% 10/17/45 (b)(c)(d)	956,136	10
Colony American Homes Series 2014-2A Class F, 3.896% 7/17/31 (b)(c)	1,090,000	1,027,349
Colony Starwood Homes Series 2016-2A Class F, 4.685% 12/17/33 (b)(c)	1,500,000	1,503,410
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,323,907
Series 2002-2 Class M2, 9.163% 3/1/33	1,972,550	1,808,048
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	705,115	729,989
Home Partners of America Trust Series 2016-2 Class F, 5.2238% 10/17/33 (b)(c)	607,000	596,500
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.196% 12/17/30 (b)(c)	1,750,000	1,740,918
Series 2014-SFR1 Class F, 4.2809% 6/17/31 (b)(c)	756,000	751,296
Series 2014-SFR3:
Class E, 5.0309% 12/17/31 (b)(c)	842,000	845,690
Class F, 5.5309% 12/17/31 (b)(c)	426,000	428,472
Series 2015-SFR2 Class E, 3.6769% 6/17/32 (b)(c)	450,000	449,999
Series 2015-SFR3 Class F, 5.2809% 8/17/32 (b)(c)	2,000,000	2,017,372
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	3,006,060	2,229,513
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)	588,000	611,286
Series 2016-SFR1 Class F, 5.5309% 9/17/33 (b)(c)	1,541,000	1,557,596
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	211,372	99,102
Starwood Waypoint Residential Trust Series 2014-1 Class F, 5.0809% 1/17/32 (b)(c)	780,000	779,994
Tricon American Homes Trust Series 2016-SFR1 Class F, 6.038% 11/17/33 (b)	456,000	455,652
VB-S1 Issuer LLC Series 2016-1A Class F, 6.901% 6/15/46 (b)	1,453,000	1,503,265
TOTAL ASSET-BACKED SECURITIES
(Cost $25,372,349)		26,869,183

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.4%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5331% 12/25/46 (b)(c)	811,000	876,239
Series 2010-K7 Class B, 5.6279% 4/25/20 (b)(c)	2,605,000	2,878,885
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)	17,214	17,250
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,333,725)		3,772,374

Commercial Mortgage Securities - 21.4%
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)	2,000,000	2,031,214
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.5273% 11/10/42 (c)	210,207	209,974
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class D, 3.167% 9/15/48	500,000	386,374
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.4272% 9/10/28 (b)(c)	1,613,000	1,522,279
Class F, 4.4272% 9/10/28 (b)(c)	800,000	729,494
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.5648% 3/11/39 (c)	2,432,000	2,331,677
BLCP Hotel Trust floater Series 2014-CLRN Class F, 3.5686% 8/15/29 (b)(c)	500,000	478,217
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.6712% 4/10/29 (b)(c)	806,000	778,238
Class F, 5.6712% 4/10/29 (b)(c)	1,890,000	1,733,724
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.9121% 4/10/28 (b)(c)	561,000	543,088
Class F, 3.9121% 4/10/28 (b)(c)	1,882,000	1,793,441
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.2743% 2/15/33 (b)(c)	353,918	357,257
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)	1,507,851	1,553,142
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.2764% 9/10/46 (b)(c)	2,496,000	2,314,959
Series 2015-SHP2 Class E, 4.35% 7/15/27 (b)(c)	567,000	530,045
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)	299,000	297,075
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,000,000	1,369,392
Series 2012-CR1:
Class C, 5.5297% 5/15/45 (c)	3,000,000	3,230,463
Class D, 5.5297% 5/15/45 (b)(c)	1,917,000	1,967,434
Class G, 2.462% 5/15/45 (b)	399,000	245,023
Series 2012-LC4:
Class C, 5.801% 12/10/44 (c)	780,000	870,649
Class D, 5.801% 12/10/44 (b)(c)	3,532,000	3,500,603
Series 2013-CCRE6 Class E, 4.3102% 3/10/46 (b)(c)	147,000	111,017
Series 2013-CR10 Class D, 4.9487% 8/10/46 (b)(c)	1,756,000	1,515,560
Series 2013-CR12 Class D, 5.2528% 10/10/46 (b)(c)	2,900,000	2,643,555
Series 2013-CR6 Class F, 4.3102% 3/10/46 (b)(c)	1,459,000	990,161
Series 2013-CR9 Class D, 4.3983% 7/10/45 (b)(c)	790,000	686,442
Series 2013-LC6 Class D, 4.4269% 1/10/46 (b)(c)	2,397,000	2,165,604
Series 2014-UBS2 Class D, 5.1821% 3/10/47 (b)(c)	537,000	459,407
Series 2016-CD1 Class D, 2.9067% 8/10/49 (b)(c)	1,078,000	753,756
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.9493% 5/10/43 (b)(c)	2,000,000	1,997,014
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (b)	811,919	791,510
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2 Class D, 5.0165% 8/15/45 (b)(c)	500,000	505,757
Core Industrial Trust:
Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)	2,067,000	1,916,886
Series 2015-WEST Class F, 4.3677% 2/10/37 (b)(c)	2,496,000	2,144,426
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (b)	54,343	54,579
CSMC Trust floater Series 2015-DEAL:
Class E, 4.535% 4/15/29 (b)(c)	2,000,000	1,977,457
Class F, 5.285% 4/15/29 (b)(c)	3,697,000	3,659,338
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)	2,047,000	1,894,220
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8836% 11/10/46 (b)(c)	2,745,000	2,929,720
Class G, 4.652% 11/10/46 (b)	2,640,000	2,347,896
Series 2011-LC3A Class D, 5.5097% 8/10/44 (b)(c)	728,000	760,914
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6635% 12/25/43 (c)(d)	4,947,000	474,629
Series K012 Class X3, 2.3286% 1/25/41 (c)(d)	2,799,987	238,587
Series K013 Class X3, 2.9089% 1/25/43 (c)(d)	4,806,000	501,930
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/34 (b)(c)	2,947,000	2,897,785
Class FFX, 3.3822% 12/15/34 (b)(c)	1,478,000	1,411,715
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (c)	278,105	283,113
GP Portfolio Trust Series 2014-GPP Class E, 4.3743% 2/15/27 (b)(c)	1,615,000	1,556,522
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.357% 12/10/43 (b)(c)	2,000,000	2,041,115
Series 2011-GC5 Class D, 5.5581% 8/10/44 (b)(c)	2,075,000	2,097,183
Series 2012-GC6:
Class C, 5.8466% 1/10/45 (b)(c)	2,400,000	2,600,945
Class D, 5.8466% 1/10/45 (b)(c)	1,816,000	1,794,109
Class E, 5% 1/10/45 (b)(c)	831,000	684,460
Series 2012-GCJ7:
Class C, 5.9202% 5/10/45 (c)	3,500,000	3,725,199
Class D, 5.9202% 5/10/45 (b)(c)	3,425,000	3,350,523
Class E, 5% 5/10/45 (b)	1,760,000	1,383,070
Series 2012-GCJ9 Class D, 5.0144% 11/10/45 (b)(c)	1,339,000	1,241,964
Series 2013-GC14 Class D, 4.927% 8/10/46 (b)(c)	320,000	291,704
Series 2013-GC16:
Class D, 5.4974% 11/10/46 (b)(c)	3,250,000	3,013,181
Class F, 3.5% 11/10/46 (b)	1,428,000	932,962
Series 2014-NEW Class D, 3.79% 1/10/31 (b)	490,000	490,110
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)	303,000	217,475
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)	5,523,000	5,354,515
Series 2016-RENT Class F, 4.2022% 2/10/29 (b)(c)	3,110,000	2,927,963
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.7743% 7/15/29 (b)(c)	639,000	614,096
Series 2013-HLT Class EFX, 5.6086% 11/5/30 (b)(c)	4,250,000	4,249,796
Invitation Homes Trust floater Series 2013-SFR1 Class E, 3.196% 12/17/30 (b)(c)	1,500,000	1,489,167
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.6121% 1/12/37 (b)(c)	756,000	744,058
Series 2009-IWST Class D, 7.6935% 12/5/27 (b)(c)	2,779,000	3,120,192
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)	1,216,000	1,344,549
Series 2012-CBX:
Class C, 5.2154% 6/15/45 (c)	1,240,000	1,314,795
Class E, 5.2154% 6/15/45 (b)(c)	865,000	873,101
Class G 4% 6/15/45 (b)	805,000	564,228
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-INN:
Class E, 4.135% 6/15/29 (b)(c)	1,059,000	1,041,736
Class F, 4.535% 6/15/29 (b)(c)	1,255,000	1,210,940
Series 2005-LDP2 Class C, 4.911% 7/15/42 (c)	1,879,281	1,877,570
Series 2011-C3:
Class E, 5.8013% 2/15/46 (b)(c)	1,155,000	1,192,020
Class H, 4.409% 2/15/46 (b)(c)	1,320,000	1,088,219
Series 2011-C4 Class E, 5.5305% 7/15/46 (b)(c)	1,390,000	1,439,538
Series 2013-LC11:
Class D, 4.3785% 4/15/46 (c)	500,000	467,130
Class F, 3.25% 4/15/46 (b)(c)	482,000	287,054
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)	1,500,000	1,432,336
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8822% 6/15/38 (c)	59,236	59,193
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.79% 5/12/39 (c)	914,538	913,986
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6565% 11/15/45 (b)(c)	2,000,000	1,998,650
Series 2013-C12 Class D, 4.9243% 10/15/46 (b)(c)	1,500,000	1,406,168
Series 2013-C13:
Class D, 5.0545% 11/15/46 (b)(c)	2,879,000	2,707,319
Class E, 5.0545% 11/15/46 (b)(c)	621,000	475,617
Series 2013-C7 Class E, 4.4207% 2/15/46 (b)(c)	1,490,000	1,128,624
Series 2016-C30 Class D, 2.6% 9/15/49 (b)	755,000	534,491
Series 2016-C31:
Class C, 4.3218% 10/15/26 (c)	1,500,000	1,476,396
Class D, 3% 10/15/26 (b)(c)	1,500,000	1,017,900
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4369% 3/15/45 (b)(c)	2,586,000	2,567,224
Series 1997-RR Class F, 7.4949% 4/30/39 (b)(c)	85,628	84,909
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)	1,465,111	1,466,783
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	3,242,000	3,240,476
Series 2011-C1 Class C, 5.6006% 9/15/47 (b)(c)	2,000,000	2,229,600
Series 2011-C2:
Class D, 5.6462% 6/15/44 (b)(c)	1,586,000	1,659,080
Class E, 5.6462% 6/15/44 (b)(c)	1,946,000	2,020,334
Class F, 5.6462% 6/15/44 (b)(c)	1,467,000	1,415,025
Class XB, 0.6035% 6/15/44 (b)(c)(d)	51,641,000	1,129,409
Series 2011-C3:
Class C, 5.3241% 7/15/49 (b)(c)	2,000,000	2,186,247
Class E, 5.3241% 7/15/49 (b)(c)	168,000	170,485
Class G, 5.3241% 7/15/49 (b)(c)	606,000	477,454
Series 2012-C4 Class D, 5.4369% 3/15/45 (b)(c)	1,640,000	1,702,126
Series 2015-MS1 Class D, 4.1639% 5/15/48 (b)(c)	681,000	525,923
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)	987,000	718,044
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)	5,094,000	5,104,370
Class F, 5% 2/5/30 (b)	2,551,000	2,465,330
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)	1,000,000	826,905
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,285,266	1,580,878
SCG Trust Series 2013-SRP1 Class D, 3.868% 11/15/26 (b)(c)	2,153,000	2,013,196
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7311% 5/10/45 (b)(c)	645,000	656,374
Class E, 5% 5/10/45 (b)(c)	1,165,000	1,005,758
Class F, 5% 5/10/45 (b)(c)	399,000	298,599
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)	1,460,000	1,439,163
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1 Class D, 3% 8/15/49 (b)	874,000	670,839
Series 2016-C35 Class D, 3.142% 7/15/48 (b)	1,521,000	1,063,271
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	906,000	610,327
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)	2,100,000	2,250,848
Class D, 5.8128% 3/15/44 (b)(c)	1,000,000	1,042,355
Series 2011-C5:
Class C, 5.866% 11/15/44 (b)(c)	1,250,000	1,369,171
Class E, 5.866% 11/15/44 (b)(c)	693,000	712,522
Class F, 5.25% 11/15/44 (b)(c)	2,000,000	1,707,173
Class G, 5.25% 11/15/44 (b)(c)	1,000,000	790,011
Series 2012-C10 Class E, 4.6013% 12/15/45 (b)(c)	910,000	732,376
Series 2012-C7 Class D, 4.9909% 6/15/45 (b)(c)	620,000	632,312
Series 2012-C8 Class E, 5.0307% 8/15/45 (b)(c)	524,000	504,673
Series 2013-C16 Class D, 5.1485% 9/15/46 (b)(c)	673,000	638,985
Series 2013-UBS1 Class D, 4.782% 3/15/46 (b)(c)	859,000	820,130
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.228% 11/15/29 (b)(c)	952,061	917,340
Class G, 3.5443% 11/15/29 (b)(c)	927,958	860,688
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $179,281,010)		186,965,322

Bank Loan Obligations - 5.1%
CONSUMER DISCRETIONARY - 1.4%
Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)	2,185,625	2,196,553
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	1,519,899	1,517,361
Cooper Hotel Group 12% 11/6/17	2,289,880	2,303,619
ESH Hospitality, Inc. Tranche B, term loan 8/30/23 (e)	805,000	809,130
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (c)	405,000	407,786
Hilton Worldwide Finance LLC Tranche B, term loan 3.5% 10/25/20 (c)	723,821	726,535
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (c)	2,008,023	2,002,381
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)	234,559	233,973
		10,197,338
Media - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (c)	779,105	780,079
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (c)	1,088,219	1,094,476

TOTAL CONSUMER DISCRETIONARY		12,071,893

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 5LN, term loan 4.75% 12/21/22 (c)	1,114,719	1,125,743
Tranche B 6LN, term loan 4.75% 6/22/23 (c)	1,809,524	1,828,379
		2,954,122
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)	3,213,735	3,137,409
TPF II Power, LLC Tranche B, term loan 5% 10/2/21 (c)	756,298	763,483
		3,900,892
FINANCIALS - 0.5%
Mortgage Real Estate Investment Trusts - 0.3%
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/17/20 (c)	2,418,546	2,416,733
Real Estate Management & Development - 0.1%
NorthStar Asset Management LP Tranche B 1LN, term loan 4.7623% 1/29/23 (c)	985,050	983,819
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (c)	1,091,663	1,092,569

TOTAL FINANCIALS		4,493,121

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc. Tranche H, term loan 4% 1/27/21 (c)	1,540,332	1,452,918
QCP SNF West (REIT) LLC Tranche B, term loan 9/30/22 (e)	1,210,000	1,205,971
		2,658,889
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.1%
Pilot Travel Centers LLC Tranche B, term loan 3.2843% 5/25/23 (c)	784,075	788,489
Construction & Engineering - 0.2%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (c)	1,938,498	1,932,449

TOTAL INDUSTRIALS		2,720,938

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.2%
iStar Financial, Inc. Tranche B, term loan 5.5% 7/1/20 (c)	1,560,930	1,575,243
Real Estate Management & Development - 0.7%
Americold Realty Operating Partnership LP Tranche B, term loan 5.75% 12/1/22 (c)	2,200,096	2,223,021
Realogy Group LLC Tranche B, term loan 3.75% 7/20/22 (c)	598,500	603,114
Simply Storage Management LLC 8.2375% 9/6/21 (c)	3,026,000	3,026,000
		5,852,135

TOTAL REAL ESTATE		7,427,378

UTILITIES - 1.0%
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.34% 1/31/22 (c)	972,443	966,978
Dayton Power & Light Co. Tranche B 1LN, term loan 4% 8/24/22 (c)	720,000	725,098
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (c)	780,000	781,950
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)	1,503,770	1,507,529
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (c)	502,900	491,585
		4,473,140
Independent Power and Renewable Electricity Producers - 0.5%
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (c)	1,333,133	1,353,130
MRP Generation Holdings LLC Tranche B, term loan 8% 9/29/22 (c)	2,870,000	2,722,913
		4,076,043

TOTAL UTILITIES		8,549,183

TOTAL BANK LOAN OBLIGATIONS
(Cost $44,484,093)		44,776,416
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.41% (f)
(Cost $49,292,552)	49,286,609	49,301,395
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $818,459,607)		876,585,657
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(868,759)
NET ASSETS - 100%		$875,716,898

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $235,017,041 or 26.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,104
Total	$33,104

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$89,638,964	$89,638,964	$--	$--
Health Care	163,735	163,735	--	--
Real Estate	246,603,810	244,610,235	1,993,575	--
Utilities	590,059	590,059	--	--
Corporate Bonds	227,904,399	--	227,904,399	--
Asset-Backed Securities	26,869,183	--	26,770,081	99,102
Collateralized Mortgage Obligations	3,772,374	--	3,772,374	--
Commercial Mortgage Securities	186,965,322	--	183,441,951	3,523,371
Bank Loan Obligations	44,776,416	--	39,446,797	5,329,619
Money Market Funds	49,301,395	49,301,395	--	--
Total Investments in Securities:	$876,585,657	$384,304,388	$483,329,177	$8,952,092

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$8,942,174
Net Realized Gain (Loss) on Investment Securities	11,471
Net Unrealized Gain (Loss) on Investment Securities	(101,080)
Cost of Purchases	3,023,176
Proceeds of Sales	(3,786)
Amortization/Accretion	26,650
Transfers into Level 3	725,772
Transfers out of Level 3	(3,672,285)
Ending Balance	$8,952,092
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2016	$(56,044)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 10/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$5,329,619	Discounted cash flow	Yield	11.0%	Decrease
		Market approach	Transaction price	$100.00	Increase
Asset-Backed Securities	$99,102	Discounted cash flow	Spread	9.1%	Decrease
Commercial Mortgage Securities	$3,523,371	Discounted cash flow	Spread	2.4% - 11.1% / 6.5%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $818,642,231. Net unrealized appreciation aggregated $57,943,426, of which $69,292,518 related to appreciated investment securities and $11,349,092 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Small Cap Opportunities Fund

October 31, 2016

SMO-QTLY-1216
1.858552.110

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 1.6%
Standard Motor Products, Inc.	498,834	$24,392,983
Tenneco, Inc. (a)	660,786	36,389,485
Visteon Corp.	319,400	22,552,834
		83,335,302
Diversified Consumer Services - 0.6%
Service Corp. International	1,189,100	30,440,960
Hotels, Restaurants & Leisure - 2.1%
Cedar Fair LP (depositary unit)	302,000	17,168,700
Dave & Buster's Entertainment, Inc. (a)	608,700	25,169,745
Domino's Pizza, Inc.	185,900	31,461,716
Papa John's International, Inc.	498,400	37,604,280
		111,404,441
Household Durables - 1.8%
Ethan Allen Interiors, Inc.	1,108,435	34,028,955
Helen of Troy Ltd. (a)	235,400	19,185,100
Meritage Homes Corp. (a)	612,700	18,963,065
TopBuild Corp. (a)	684,400	20,620,972
		92,798,092
Leisure Products - 0.7%
Brunswick Corp.	544,900	23,703,150
Vista Outdoor, Inc. (a)	372,548	14,406,431
		38,109,581
Media - 0.9%
Nexstar Broadcasting Group, Inc. Class A (b)	638,117	31,140,110
Starz Series A (a)	589,700	18,551,962
		49,692,072
Specialty Retail - 2.2%
Burlington Stores, Inc. (a)	419,200	31,414,848
Genesco, Inc. (a)	358,925	19,310,165
Murphy U.S.A., Inc. (a)	384,700	26,459,666
Sally Beauty Holdings, Inc. (a)	855,100	22,181,294
Urban Outfitters, Inc. (a)	526,300	17,604,735
		116,970,708
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	297,100	15,505,649
G-III Apparel Group Ltd. (a)	517,574	13,519,033
Steven Madden Ltd. (a)	1,112,339	37,152,123
		66,176,805

TOTAL CONSUMER DISCRETIONARY		588,927,961

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.2%
AdvancePierre Foods Holdings, Inc.	555,200	15,523,392
Casey's General Stores, Inc.	265,650	30,015,794
Performance Food Group Co.	768,400	18,441,600
		63,980,786
Food Products - 1.1%
Ingredion, Inc.	128,300	16,829,111
J&J Snack Foods Corp.	198,450	24,240,668
TreeHouse Foods, Inc. (a)	187,800	16,428,744
		57,498,523
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	648,900	15,145,326
Personal Products - 0.4%
Inter Parfums, Inc.	580,600	18,927,560

TOTAL CONSUMER STAPLES		155,552,195

ENERGY - 3.4%
Energy Equipment & Services - 0.8%
Nabors Industries Ltd.	2,182,000	25,965,800
Rowan Companies PLC	479,300	6,360,311
Total Energy Services, Inc.	1,265,770	11,984,850
		44,310,961
Oil, Gas & Consumable Fuels - 2.6%
Boardwalk Pipeline Partners, LP	1,185,047	20,394,659
DCP Midstream Partners LP	283,351	9,449,756
Diamondback Energy, Inc. (a)	180,393	16,468,077
Newfield Exploration Co. (a)	485,212	19,694,755
PDC Energy, Inc. (a)	436,900	26,795,077
Western Refining, Inc.	765,212	22,076,366
WPX Energy, Inc. (a)	1,803,400	19,584,924
		134,463,614

TOTAL ENERGY		178,774,575

FINANCIALS - 17.4%
Banks - 10.3%
Associated Banc-Corp.	3,021,512	61,336,694
BancFirst Corp.	571,778	40,996,483
Banner Corp.	1,232,871	55,651,797
BBCN Bancorp, Inc.	1,696,510	27,381,671
Community Bank System, Inc.	1,153,670	54,349,394
Huntington Bancshares, Inc.	5,440,100	57,665,060
Investors Bancorp, Inc.	4,122,800	50,545,528
MB Financial, Inc.	1,880,400	68,427,748
PacWest Bancorp	811,892	35,227,994
Stock Yards Bancorp, Inc.	764,874	26,082,203
Tompkins Financial Corp.	632,555	50,148,960
TowneBank	515,668	12,788,566
		540,602,098
Capital Markets - 1.8%
AURELIUS AG	886,843	52,843,312
OM Asset Management Ltd.	2,811,024	39,551,108
		92,394,420
Insurance - 3.5%
Allied World Assurance Co. Holdings AG	1,513,913	65,067,981
Aspen Insurance Holdings Ltd.	918,090	44,297,843
Employers Holdings, Inc.	1,151,200	36,090,120
James River Group Holdings Ltd.	1,065,386	40,101,129
		185,557,073
Thrifts & Mortgage Finance - 1.8%
Beneficial Bancorp, Inc.	1,955,300	28,351,850
WSFS Financial Corp. (c)	1,839,747	64,483,132
		92,834,982

TOTAL FINANCIALS		911,388,573

HEALTH CARE - 13.4%
Biotechnology - 6.0%
ACADIA Pharmaceuticals, Inc. (a)	452,427	10,546,073
Acorda Therapeutics, Inc. (a)	581,100	10,285,470
Advanced Accelerator Applications SA sponsored ADR (b)	456,400	16,612,960
Agios Pharmaceuticals, Inc. (a)(b)	179,563	8,590,294
Ascendis Pharma A/S:
ADR (d)	788,429	15,350,713
sponsored ADR (a)	174,124	3,390,194
BioMarin Pharmaceutical, Inc. (a)	155,444	12,516,351
bluebird bio, Inc. (a)	154,556	7,380,049
Cellectis SA sponsored ADR (a)	448,095	7,922,320
Coherus BioSciences, Inc. (a)	618,611	16,919,011
Curis, Inc. (a)	6,736,556	17,515,046
CytomX Therapeutics, Inc. (a)	270,000	3,042,900
CytomX Therapeutics, Inc. (e)	105,499	1,188,974
Five Prime Therapeutics, Inc. (a)	392,600	19,052,878
Genocea Biosciences, Inc. (a)(b)(c)	1,802,810	6,201,666
Heron Therapeutics, Inc. (a)(b)	531,800	7,897,230
Insmed, Inc. (a)	349,876	4,541,390
Intercept Pharmaceuticals, Inc. (a)	71,798	8,884,285
Ionis Pharmaceuticals, Inc. (a)	275,872	7,167,155
La Jolla Pharmaceutical Co. (a)	716,521	12,539,118
Macrogenics, Inc. (a)	537,200	12,726,268
Neurocrine Biosciences, Inc. (a)	323,682	14,167,561
Protagonist Therapeutics, Inc. (c)	896,300	16,850,440
Proteostasis Therapeutics, Inc.	576,666	4,105,862
Sage Therapeutics, Inc. (a)	64,600	2,812,684
Spark Therapeutics, Inc. (a)	312,600	14,695,326
TESARO, Inc. (a)	262,600	31,743,088
Ultragenyx Pharmaceutical, Inc. (a)	319,400	18,841,406
		313,486,712
Health Care Equipment & Supplies - 3.2%
Hill-Rom Holdings, Inc.	620,200	34,365,282
Integra LifeSciences Holdings Corp. (a)	620,368	49,325,460
NxStage Medical, Inc. (a)	1,964,700	44,677,278
Teleflex, Inc.	64,200	9,188,946
Wright Medical Group NV (a)	1,470,552	32,219,794
		169,776,760
Health Care Providers & Services - 2.2%
Amedisys, Inc. (a)	315,400	13,644,204
AmSurg Corp. (a)	243,100	14,525,225
Molina Healthcare, Inc. (a)	345,100	18,776,891
Premier, Inc. (a)	472,000	15,028,480
Surgical Care Affiliates, Inc. (a)	902,186	38,604,539
VCA, Inc. (a)	228,000	14,012,880
		114,592,219
Life Sciences Tools & Services - 0.8%
Bruker Corp.	482,103	9,878,290
ICON PLC (a)	118,000	9,473,040
INC Research Holdings, Inc. Class A (a)	196,600	8,984,620
Medpace Holdings, Inc.	488,056	14,163,385
		42,499,335
Pharmaceuticals - 1.2%
Clearside Biomedical, Inc.	794,700	17,189,361
Innoviva, Inc.	1,066,949	10,989,575
Prestige Brands Holdings, Inc. (a)	313,554	14,197,725
Theravance Biopharma, Inc. (a)(b)	819,420	20,592,025
		62,968,686

TOTAL HEALTH CARE		703,323,712

INDUSTRIALS - 14.2%
Aerospace & Defense - 2.3%
Moog, Inc. Class A (a)	626,498	36,380,739
Orbital ATK, Inc.	417,791	31,066,939
Teledyne Technologies, Inc. (a)	469,131	50,516,026
		117,963,704
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A (a)	1,155,578	42,120,818
Airlines - 0.4%
JetBlue Airways Corp. (a)	1,320,812	23,087,794
Building Products - 0.7%
Allegion PLC	284,318	18,150,861
Simpson Manufacturing Co. Ltd.	464,400	19,876,320
		38,027,181
Commercial Services & Supplies - 3.0%
Deluxe Corp.	725,374	44,392,889
Interface, Inc.	1,792,430	28,410,016
Matthews International Corp. Class A	402,858	24,131,194
Multi-Color Corp.	375,606	24,386,220
West Corp.	1,877,064	37,015,702
		158,336,021
Construction & Engineering - 2.1%
EMCOR Group, Inc.	1,018,598	61,584,435
KBR, Inc.	1,213,275	17,968,603
Valmont Industries, Inc.	252,384	32,292,533
		111,845,571
Industrial Conglomerates - 0.6%
ITT, Inc.	888,559	31,295,048
Machinery - 1.4%
AGCO Corp.	601,853	30,742,651
SPX Flow, Inc. (a)	547,400	13,734,266
Standex International Corp.	349,900	26,732,360
		71,209,277
Trading Companies & Distributors - 2.9%
Kaman Corp.	842,307	36,775,124
MRC Global, Inc. (a)	1,542,900	22,742,346
Titan Machinery, Inc. (a)(c)	1,609,419	14,951,503
Watsco, Inc.	355,302	48,779,412
WESCO International, Inc. (a)	490,000	26,558,000
		149,806,385

TOTAL INDUSTRIALS		743,691,799

INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 0.9%
NETGEAR, Inc. (a)	972,970	49,134,985
Electronic Equipment & Components - 3.6%
Cardtronics PLC	762,502	38,125,100
CDW Corp.	670,874	30,128,951
Jabil Circuit, Inc.	960,945	20,506,566
Orbotech Ltd. (a)	739,685	20,267,369
Tech Data Corp. (a)	574,196	44,224,576
Trimble, Inc. (a)	1,214,125	33,558,415
		186,810,977
IT Services - 7.0%
Blackhawk Network Holdings, Inc. (a)	397,746	13,702,350
Convergys Corp.	330,800	9,659,360
CSG Systems International, Inc.	212,200	8,069,966
EPAM Systems, Inc. (a)	442,060	28,455,402
Euronet Worldwide, Inc. (a)	518,247	41,226,549
ExlService Holdings, Inc. (a)	779,621	34,326,713
Global Payments, Inc.	426,800	30,951,536
ManTech International Corp. Class A	951,297	36,938,863
Maximus, Inc.	693,200	36,087,992
Perficient, Inc. (a)	1,656,625	30,829,791
Science Applications International Corp.	613,772	42,295,029
Virtusa Corp. (a)	724,726	13,726,310
WEX, Inc. (a)	381,100	41,578,010
		367,847,871
Semiconductors & Semiconductor Equipment - 3.3%
Cirrus Logic, Inc. (a)	542,700	29,294,946
Integrated Device Technology, Inc. (a)	836,453	17,322,942
Intersil Corp. Class A	1,995,700	44,065,056
Monolithic Power Systems, Inc.	488,770	38,519,964
ON Semiconductor Corp. (a)	1,926,900	22,486,923
Qorvo, Inc. (a)	397,150	22,101,398
		173,791,229
Software - 3.4%
Manhattan Associates, Inc. (a)	578,427	29,291,543
Paycom Software, Inc. (a)(b)	743,448	38,458,565
Pegasystems, Inc.	1,069,126	33,035,993
RealPage, Inc. (a)	1,542,200	41,947,840
Tyler Technologies, Inc. (a)	213,372	34,224,869
		176,958,810
Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer, Inc. (a)	1,087,349	25,770,171

TOTAL INFORMATION TECHNOLOGY		980,314,043

MATERIALS - 4.4%
Chemicals - 1.9%
Chase Corp.	308,317	21,073,467
Innospec, Inc.	562,110	33,867,128
PolyOne Corp.	641,301	18,745,228
Trinseo SA	521,938	27,375,648
		101,061,471
Containers & Packaging - 1.6%
Avery Dennison Corp.	239,400	16,707,726
Berry Plastics Group, Inc. (a)	1,013,960	44,360,750
Silgan Holdings, Inc.	408,900	20,833,455
		81,901,931
Metals & Mining - 0.9%
B2Gold Corp. (a)	2,785,000	8,056,214
Compass Minerals International, Inc.	204,400	14,686,140
Kirkland Lake Gold, Inc. (a)	249,600	1,730,620
Premier Gold Mines Ltd. (a)	615,800	1,294,681
Steel Dynamics, Inc.	790,300	21,701,638
		47,469,293

TOTAL MATERIALS		230,432,695

REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.8%
Agree Realty Corp.	693,693	33,540,057
Coresite Realty Corp.	744,200	54,877,308
Cousins Properties, Inc.	4,476,320	34,781,006
Equity Lifestyle Properties, Inc.	648,800	49,204,992
Kite Realty Group Trust	1,437,855	35,845,725
Mid-America Apartment Communities, Inc.	497,800	46,170,950
National Retail Properties, Inc.	348,100	15,880,322
Ramco-Gershenson Properties Trust (SBI)	2,795,450	48,473,103
Store Capital Corp.	1,762,003	48,085,062
Urban Edge Properties	1,585,300	40,916,593
		407,775,118
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc.	298,100	10,999,890
UTILITIES - 3.7%
Electric Utilities - 1.6%
El Paso Electric Co.	532,980	24,623,676
IDACORP, Inc.	377,700	29,607,903
Portland General Electric Co.	723,732	31,583,664
		85,815,243
Gas Utilities - 2.1%
Atmos Energy Corp.	225,186	16,751,587
New Jersey Resources Corp.	467,600	15,875,020
South Jersey Industries, Inc.	371,000	11,000,150
Southwest Gas Corp.	510,300	36,976,338
Spire, Inc.	463,500	29,107,800
		109,710,895

TOTAL UTILITIES		195,526,138

TOTAL COMMON STOCKS
(Cost $4,495,584,567)		5,106,706,699
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.3% 11/3/16 to 12/29/16 (f)
(Cost $2,099,657)	2,100,000	2,099,733
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.41% (g)	148,105,210	$148,149,641
Fidelity Securities Lending Cash Central Fund 0.48% (g)(h)	40,059,708	40,067,720
TOTAL MONEY MARKET FUNDS
(Cost $188,165,101)		188,217,361
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $4,685,849,325)		5,297,023,793
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(53,042,422)
NET ASSETS - 100%		$5,243,981,371

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
225 ICE Russell 2000 Index Contracts (United States)	Dec. 2016	26,759,250	$(987,914)

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,350,713 or 0.3% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,188,974 or 0.0% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,402,753.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ascendis Pharma A/S ADR	11/6/15 - 12/14/15	$13,797,508

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$222,035
Fidelity Securities Lending Cash Central Fund	142,322
Total	$364,357

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Curis, Inc.	$11,317,414	$--	$--	$--	$--
Genocea Biosciences, Inc.	7,337,437	--	--	--	6,201,666
Protagonist Therapeutics, Inc.	--	15,044,730	7,771,250	--	16,850,440
Titan Machinery, Inc.	18,041,587	--	--	--	14,951,503
WSFS Financial Corp.	71,444,603	1,265,753	8,241,386	123,945	64,483,132
Total	$108,141,041	$16,310,483	$16,012,636	$123,945	$102,486,741

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$588,927,961	$588,927,961	$--	$--
Consumer Staples	155,552,195	155,552,195	--	--
Energy	178,774,575	178,774,575	--	--
Financials	911,388,573	911,388,573	--	--
Health Care	703,323,712	703,323,712	--	--
Industrials	743,691,799	743,691,799	--	--
Information Technology	980,314,043	980,314,043	--	--
Materials	230,432,695	230,432,695	--	--
Real Estate	407,775,118	407,775,118	--	--
Telecommunication Services	10,999,890	10,999,890	--	--
Utilities	195,526,138	195,526,138	--	--
U.S. Government and Government Agency Obligations	2,099,733	--	2,099,733	--
Money Market Funds	188,217,361	188,217,361	--	--
Total Investments in Securities:	$5,297,023,793	$5,294,924,060	$2,099,733	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(987,914)	$(987,914)	$--	$--
Total Liabilities	$(987,914)	$(987,914)	$--	$--
Total Derivative Instruments:	$(987,914)	$(987,914)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $4,693,566,879. Net unrealized appreciation aggregated $603,456,914, of which $871,550,506 related to appreciated investment securities and $268,093,592 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Growth Fund

October 31, 2016

SCP-QTLY-1216
1.823237.112

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Distributors - 1.0%
LKQ Corp. (a)	460,000	$14,848,800
Pool Corp.	70,000	6,480,600
		21,329,400
Diversified Consumer Services - 2.4%
Bright Horizons Family Solutions, Inc. (a)	282,100	18,875,311
Grand Canyon Education, Inc. (a)	309,800	13,519,672
Houghton Mifflin Harcourt Co. (a)	640,000	8,096,000
Service Corp. International	342,700	8,773,120
		49,264,103
Hotels, Restaurants & Leisure - 5.9%
Cedar Fair LP (depositary unit)	418,129	23,770,634
Churchill Downs, Inc.	85,000	11,560,000
Dave & Buster's Entertainment, Inc. (a)	362,800	15,001,780
Papa John's International, Inc.	200,000	15,090,000
U.S. Foods Holding Corp.	770,000	17,402,000
Vail Resorts, Inc.	209,690	33,432,974
Wingstop, Inc. (b)	158,900	4,252,164
		120,509,552
Household Durables - 2.8%
Cavco Industries, Inc. (a)	100,000	9,240,000
iRobot Corp. (a)(b)	293,947	14,903,113
M/I Homes, Inc. (a)	610,000	13,121,100
Toll Brothers, Inc. (a)	280,000	7,683,200
TopBuild Corp. (a)	410,000	12,353,300
		57,300,713
Leisure Products - 0.2%
Malibu Boats, Inc. Class A (a)	279,036	4,093,458
Specialty Retail - 0.6%
Burlington Stores, Inc. (a)	90,000	6,744,600
Winmark Corp.	57,499	6,149,518
		12,894,118
Textiles, Apparel & Luxury Goods - 0.4%
G-III Apparel Group Ltd. (a)	294,482	7,691,870

TOTAL CONSUMER DISCRETIONARY		273,083,214

CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 1.4%
Casey's General Stores, Inc.	105,900	11,965,641
United Natural Foods, Inc. (a)	384,159	16,034,797
		28,000,438
Food Products - 1.3%
Darling International, Inc. (a)	839,300	11,414,480
Post Holdings, Inc. (a)	70,000	5,336,100
TreeHouse Foods, Inc. (a)	122,500	10,716,300
		27,466,880
Household Products - 1.1%
Central Garden & Pet Co. (a)(b)	300,000	7,296,000
Central Garden & Pet Co. Class A (non-vtg.) (a)	300,000	7,002,000
Spectrum Brands Holdings, Inc. (b)	70,000	9,466,800
		23,764,800

TOTAL CONSUMER STAPLES		79,232,118

ENERGY - 1.8%
Energy Equipment & Services - 1.2%
Dril-Quip, Inc. (a)	84,657	4,021,208
Frank's International NV (b)	400,000	4,500,000
Oil States International, Inc. (a)	200,000	5,850,000
Superior Drilling Products, Inc. (a)	574,503	485,455
Tesco Corp.	1,022,960	7,007,276
Xtreme Drilling & Coil Services Corp. (a)	1,289,000	2,690,822
		24,554,761
Oil, Gas & Consumable Fuels - 0.6%
PDC Energy, Inc. (a)	121,500	7,451,595
StealthGas, Inc. (a)	1,414,187	4,383,980
		11,835,575

TOTAL ENERGY		36,390,336

FINANCIALS - 5.0%
Capital Markets - 1.4%
Apollo Global Management LLC Class A	750,000	13,710,000
MSCI, Inc.	181,846	14,582,231
		28,292,231
Diversified Financial Services - 0.4%
Cotiviti Holdings, Inc.(b)	260,000	8,026,200
Insurance - 1.6%
First American Financial Corp.	403,000	15,741,180
NIB Holdings Ltd.	2,500,000	9,166,435
ProAssurance Corp.	160,000	8,528,000
		33,435,615
Thrifts & Mortgage Finance - 1.6%
Essent Group Ltd. (a)	430,000	11,369,200
Meridian Bancorp, Inc.	1,326,534	21,158,217
		32,527,417

TOTAL FINANCIALS		102,281,463

HEALTH CARE - 23.9%
Biotechnology - 5.5%
Advanced Accelerator Applications SA sponsored ADR	117,850	4,289,740
Alder Biopharmaceuticals, Inc. (a)	330,000	8,002,500
Amicus Therapeutics, Inc. (a)	849,700	5,862,930
Ascendis Pharma A/S sponsored ADR (a)(b)	415,183	8,083,613
Blueprint Medicines Corp. (a)(b)	250,000	7,495,000
Cellectis SA sponsored ADR (a)	129,100	2,282,488
Coherus BioSciences, Inc. (a)(b)	306,750	8,389,613
Curis, Inc. (a)	1,998,200	5,195,320
DBV Technologies SA sponsored ADR (a)	154,188	5,293,274
Dyax Corp. rights 12/31/19(a)	380,400	935,784
Five Prime Therapeutics, Inc. (a)	154,800	7,512,444
Heron Therapeutics, Inc. (a)(b)	281,799	4,184,715
Intercept Pharmaceuticals, Inc. (a)	31,600	3,910,184
La Jolla Pharmaceutical Co. (a)	152,622	2,670,885
Lion Biotechnologies, Inc. (a)(b)	581,930	3,637,063
Macrogenics, Inc. (a)	280,000	6,633,200
Otonomy, Inc. (a)	438,029	6,614,238
TESARO, Inc. (a)	125,000	15,110,000
Ultragenyx Pharmaceutical, Inc. (a)	110,000	6,488,900
		112,591,891
Health Care Equipment & Supplies - 7.7%
Alere, Inc. (a)	250,000	11,170,000
Cantel Medical Corp.	123,096	8,768,128
Cerus Corp. (a)(b)	876,607	4,225,246
Cryolife, Inc.	500,000	8,500,000
Hill-Rom Holdings, Inc.	189,000	10,472,490
ICU Medical, Inc. (a)	90,000	12,537,000
Insulet Corp. (a)	301,600	11,195,392
Integra LifeSciences Holdings Corp. (a)	275,900	21,936,809
Nevro Corp. (a)(b)	150,600	13,843,152
NxStage Medical, Inc. (a)	1,840,732	41,858,246
Wright Medical Group NV (a)	682,129	14,945,446
		159,451,909
Health Care Providers & Services - 3.6%
LHC Group, Inc. (a)	167,943	5,755,407
Premier, Inc. (a)	830,000	26,427,200
Surgical Care Affiliates, Inc. (a)	600,917	25,713,238
VCA, Inc. (a)	266,500	16,379,090
		74,274,935
Health Care Technology - 1.7%
athenahealth, Inc. (a)	110,557	11,422,749
Evolent Health, Inc. (a)	220,000	4,631,000
Medidata Solutions, Inc. (a)	400,000	19,196,000
		35,249,749
Life Sciences Tools & Services - 2.1%
Cambrex Corp. (a)	320,000	12,896,000
ICON PLC (a)	300,000	24,084,000
Medpace Holdings, Inc.	189,217	5,491,077
		42,471,077
Pharmaceuticals - 3.3%
Catalent, Inc. (a)	896,600	20,451,446
Collegium Pharmaceutical, Inc. (a)(b)	220,000	3,293,400
GW Pharmaceuticals PLC ADR (a)	65,000	7,630,350
Prestige Brands Holdings, Inc. (a)	354,175	16,037,044
SCYNEXIS, Inc. (a)(b)	931,989	2,991,685
SCYNEXIS, Inc. warrants 6/21/21(a)	168,750	242,546
The Medicines Company (a)	200,000	6,590,000
TherapeuticsMD, Inc. (a)	1,019,345	5,851,040
Theravance Biopharma, Inc. (a)	190,300	4,782,239
		67,869,750

TOTAL HEALTH CARE		491,909,311

INDUSTRIALS - 17.7%
Aerospace & Defense - 2.2%
Astronics Corp. (a)	97,362	3,604,341
Astronics Corp. Class B	14,604	540,348
BWX Technologies, Inc.	351,000	13,766,220
Curtiss-Wright Corp.	210,000	18,820,200
HEICO Corp. Class A	150,000	9,000,000
		45,731,109
Building Products - 2.6%
A.O. Smith Corp.	254,000	11,473,180
AAON, Inc.	212,500	6,364,375
Gibraltar Industries, Inc. (a)	514,811	20,026,148
Universal Forest Products, Inc.	175,000	15,048,250
		52,911,953
Commercial Services & Supplies - 2.1%
Deluxe Corp.	244,039	14,935,187
KAR Auction Services, Inc.	335,000	14,264,300
Matthews International Corp. Class A	240,018	14,377,078
		43,576,565
Construction & Engineering - 1.4%
EMCOR Group, Inc.	300,000	18,138,000
Granite Construction, Inc.	225,000	11,061,000
		29,199,000
Electrical Equipment - 1.1%
AZZ, Inc.	244,604	13,025,163
Regal Beloit Corp.	161,282	9,531,766
		22,556,929
Machinery - 5.1%
Allison Transmission Holdings, Inc.	1,029,636	30,158,038
Colfax Corp. (a)	400,000	12,716,000
John Bean Technologies Corp.	222,346	17,754,328
Mueller Water Products, Inc. Class A	1,000,000	12,320,000
Wabtec Corp.	120,000	9,277,200
Xylem, Inc.	470,000	22,715,100
		104,940,666
Professional Services - 1.3%
CBIZ, Inc. (a)	796,100	8,796,905
GP Strategies Corp. (a)	200,557	5,184,398
WageWorks, Inc. (a)	220,000	12,969,000
		26,950,303
Road & Rail - 1.0%
Swift Transporation Co. (a)	930,000	20,813,400
Trading Companies & Distributors - 0.9%
MRC Global, Inc. (a)	500,000	7,370,000
Univar, Inc. (a)	500,000	11,125,000
		18,495,000

TOTAL INDUSTRIALS		365,174,925

INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 0.5%
InterDigital, Inc.	146,339	10,338,850
Electronic Equipment & Components - 4.8%
Cardtronics PLC	623,312	31,165,600
Fabrinet (a)	440,000	16,702,400
GSI Group, Inc. (a)	400,000	6,980,000
II-VI, Inc. (a)	390,000	10,842,000
Jabil Circuit, Inc.	980,000	20,913,200
Orbotech Ltd. (a)	400,000	10,960,000
		97,563,200
Internet Software & Services - 9.7%
2U, Inc. (a)(b)	1,701,464	59,313,034
Alarm.com Holdings, Inc. (a)(b)	200,000	5,836,000
Benefitfocus, Inc. (a)(b)	309,900	10,071,750
Cimpress NV (a)(b)	125,000	10,406,250
CommerceHub, Inc. Series A, (a)	500,000	7,510,000
Cornerstone OnDemand, Inc. (a)	370,000	15,281,000
GoDaddy, Inc. (a)(b)	730,000	26,126,700
Instructure, Inc. (a)(b)	370,000	9,416,500
Stamps.com, Inc. (a)(b)	578,711	56,453,258
		200,414,492
IT Services - 2.2%
Black Knight Financial Services, Inc. Class A (a)	175,000	6,886,250
Convergys Corp.	440,000	12,848,000
Euronet Worldwide, Inc. (a)	125,000	9,943,750
ExlService Holdings, Inc. (a)	9,166	403,579
Genpact Ltd. (a)	433,101	9,956,992
Planet Payment, Inc. (a)	1,500,000	5,235,000
		45,273,571
Semiconductors & Semiconductor Equipment - 2.6%
Cirrus Logic, Inc. (a)	561,532	30,311,497
Entegris, Inc. (a)	480,000	7,632,000
Monolithic Power Systems, Inc.	150,000	11,821,500
Nanometrics, Inc. (a)	123,931	2,588,919
		52,353,916
Software - 6.8%
8x8, Inc. (a)	667,021	9,505,049
Digimarc Corp. (a)(b)	363,583	11,489,223
Ellie Mae, Inc. (a)	155,000	16,412,950
Fair Isaac Corp.	95,000	11,464,600
HubSpot, Inc. (a)	448,115	23,503,632
Parametric Technology Corp. (a)	87,433	4,147,822
Paycom Software, Inc. (a)	290,000	15,001,700
RealPage, Inc. (a)	1,033,300	28,105,760
RingCentral, Inc. (a)	560,000	11,592,000
Take-Two Interactive Software, Inc. (a)	67,407	2,992,197
Ultimate Software Group, Inc. (a)	30,000	6,329,700
		140,544,633

TOTAL INFORMATION TECHNOLOGY		546,488,662

MATERIALS - 3.7%
Chemicals - 1.2%
Codexis, Inc. (a)	683,761	3,452,993
Innospec, Inc.	319,895	19,273,674
The Scotts Miracle-Gro Co. Class A	12,257	1,079,719
		23,806,386
Containers & Packaging - 0.8%
Berry Plastics Group, Inc. (a)	140,000	6,125,000
Graphic Packaging Holding Co.	870,200	10,877,500
		17,002,500
Paper & Forest Products - 1.7%
Kapstone Paper & Packaging Corp.	670,000	12,153,800
Neenah Paper, Inc.	240,000	19,176,000
TFS Corp. Ltd. (b)	3,693,636	3,933,648
		35,263,448

TOTAL MATERIALS		76,072,334

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Coresite Realty Corp.	290,000	21,384,600
Store Capital Corp.	917,300	25,033,117
		46,417,717
TOTAL COMMON STOCKS
(Cost $1,846,511,395)		2,017,050,080

Money Market Funds - 8.6%
Fidelity Cash Central Fund, 0.41% (c)	25,800,220	25,807,960
Fidelity Securities Lending Cash Central Fund 0.48% (c)(d)	151,383,728	151,414,005
TOTAL MONEY MARKET FUNDS
(Cost $177,197,633)		177,221,965
TOTAL INVESTMENT PORTFOLIO - 106.7%
(Cost $2,023,709,028)		2,194,272,045
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(137,135,682)
NET ASSETS - 100%		$2,057,136,363

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,369
Fidelity Securities Lending Cash Central Fund	271,489
Total	$304,858

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$273,083,214	$273,083,214	$--	$--
Consumer Staples	79,232,118	79,232,118	--	--
Energy	36,390,336	36,390,336	--	--
Financials	102,281,463	102,281,463	--	--
Health Care	491,909,311	490,730,981	242,546	935,784
Industrials	365,174,925	365,174,925	--	--
Information Technology	546,488,662	546,488,662	--	--
Materials	76,072,334	76,072,334	--	--
Real Estate	46,417,717	46,417,717	--	--
Money Market Funds	177,221,965	177,221,965	--	--
Total Investments in Securities:	$2,194,272,045	$2,193,093,715	$242,546	$935,784

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $2,030,559,704. Net unrealized appreciation aggregated $163,712,341, of which $255,789,178 related to appreciated investment securities and $92,076,837 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Value Fund

October 31, 2016

SCV-QTLY-1216
1.823236.112

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.0%
Standard Motor Products, Inc.	600,000	$29,340,000
Household Durables - 3.8%
CalAtlantic Group, Inc.	1,750,000	56,560,000
Meritage Homes Corp. (a)	1,950,000	60,352,500
		116,912,500
Internet & Direct Marketing Retail - 0.6%
HSN, Inc.	525,572	19,814,064
Multiline Retail - 1.8%
Dillard's, Inc. Class A (b)	900,000	55,170,000
Specialty Retail - 4.7%
Aarons, Inc. Class A	2,045,100	50,534,421
Genesco, Inc. (a)	591,828	31,840,346
Hibbett Sports, Inc. (a)(b)(c)	1,625,600	63,154,560
		145,529,327

TOTAL CONSUMER DISCRETIONARY		366,765,891

CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 2.0%
United Natural Foods, Inc. (a)	1,500,000	62,610,000
Tobacco - 1.8%
Universal Corp.	1,000,000	54,200,000

TOTAL CONSUMER STAPLES		116,810,000

ENERGY - 4.5%
Energy Equipment & Services - 2.3%
Hornbeck Offshore Services, Inc. (a)(b)	1,600,000	6,352,000
ShawCor Ltd. Class A	2,500,000	62,532,618
		68,884,618
Oil, Gas & Consumable Fuels - 2.2%
World Fuel Services Corp.	1,700,000	68,425,000

TOTAL ENERGY		137,309,618

FINANCIALS - 29.5%
Banks - 14.6%
Associated Banc-Corp.	2,836,935	57,589,781
BOK Financial Corp. (b)	1,000,000	71,020,000
Cullen/Frost Bankers, Inc. (b)	1,000,000	75,990,000
CVB Financial Corp.	4,500,010	75,510,168
First Citizen Bancshares, Inc.	140,370	40,847,670
First Citizen Bancshares, Inc. Class A	180,954	52,657,614
UMB Financial Corp.	1,200,000	74,460,000
		448,075,233
Capital Markets - 3.2%
Federated Investors, Inc. Class B (non-vtg.)	2,000,000	54,000,000
OM Asset Management Ltd.	3,176,901	44,698,997
		98,698,997
Insurance - 9.7%
Allied World Assurance Co. Holdings AG	2,200,000	94,556,000
Aspen Insurance Holdings Ltd.	500,000	24,125,000
Endurance Specialty Holdings Ltd.	250,000	22,987,500
Enstar Group Ltd. (a)	8,156	1,375,102
First American Financial Corp.	2,000,000	78,120,000
ProAssurance Corp.	1,468,200	78,255,060
		299,418,662
Thrifts & Mortgage Finance - 2.0%
Washington Federal, Inc.	2,260,000	61,585,000

TOTAL FINANCIALS		907,777,892

HEALTH CARE - 5.4%
Health Care Providers & Services - 3.9%
Civitas Solutions, Inc. (a)(c)	2,500,000	42,750,000
Team Health Holdings, Inc. (a)	1,800,000	77,130,000
		119,880,000
Health Care Technology - 0.6%
Cegedim SA (a)	670,247	17,069,717
Pharmaceuticals - 0.9%
Innoviva, Inc. (b)	2,681,753	27,622,056

TOTAL HEALTH CARE		164,571,773

INDUSTRIALS - 14.7%
Aerospace & Defense - 2.8%
Moog, Inc. Class A (a)	1,500,000	87,105,000
Commercial Services & Supplies - 0.6%
Essendant, Inc.	1,235,098	18,958,754
Electrical Equipment - 3.8%
AZZ, Inc.	500,000	26,625,000
Melrose Industries PLC	15,000,000	30,982,500
Regal Beloit Corp.	1,000,000	59,100,000
		116,707,500
Machinery - 3.0%
Hillenbrand, Inc.	1,000,000	30,350,000
Mueller Industries, Inc.	2,100,000	63,609,000
		93,959,000
Road & Rail - 2.8%
Genesee & Wyoming, Inc. Class A (a)	1,250,000	84,925,000
Trading Companies & Distributors - 1.7%
WESCO International, Inc. (a)	950,000	51,490,000

TOTAL INDUSTRIALS		453,145,254

INFORMATION TECHNOLOGY - 11.4%
Electronic Equipment & Components - 4.5%
Jabil Circuit, Inc.	500,000	10,670,000
SYNNEX Corp.	500,000	51,270,000
Tech Data Corp. (a)	1,000,000	77,020,000
		138,960,000
Internet Software & Services - 3.4%
Cimpress NV (a)(b)	400,000	33,300,000
j2 Global, Inc.	1,000,000	71,150,000
		104,450,000
IT Services - 2.7%
Science Applications International Corp.	1,200,000	82,692,000
Technology Hardware, Storage & Peripherals - 0.8%
Super Micro Computer, Inc. (a)	1,000,000	23,700,000

TOTAL INFORMATION TECHNOLOGY		349,802,000

MATERIALS - 4.6%
Containers & Packaging - 2.5%
Silgan Holdings, Inc.	1,500,000	76,425,000
Metals & Mining - 2.1%
Compass Minerals International, Inc. (b)	900,000	64,665,000

TOTAL MATERIALS		141,090,000

REAL ESTATE - 9.0%
Equity Real Estate Investment Trusts (REITs) - 7.4%
Potlatch Corp. (c)	2,300,000	88,320,000
Sabra Health Care REIT, Inc.	2,500,000	58,250,000
Store Capital Corp.	3,000,000	81,870,000
		228,440,000
Real Estate Management & Development - 1.6%
Kennedy Wilson Europe Real Estate PLC	4,000,000	49,694,400

TOTAL REAL ESTATE		278,134,400

UTILITIES - 4.3%
Electric Utilities - 4.3%
El Paso Electric Co.	1,500,000	69,300,000
IDACORP, Inc.	800,000	62,712,000

TOTAL UTILITIES		132,012,000

TOTAL COMMON STOCKS
(Cost $2,709,455,280)		3,047,418,828

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.41% (d)	29,526,496	29,535,354
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	137,065,815	137,093,228
TOTAL MONEY MARKET FUNDS
(Cost $166,601,512)		166,628,582
TOTAL INVESTMENT PORTFOLIO - 104.5%
(Cost $2,876,056,792)		3,214,047,410
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(139,802,723)
NET ASSETS - 100%		$3,074,244,687

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,552
Fidelity Securities Lending Cash Central Fund	202,140
Total	$229,692

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Civitas Solutions, Inc.	$51,905,817	$1,436,164	$--	$--	$42,750,000
Hibbett Sports, Inc.	56,765,952	--	--	--	63,154,560
Potlatch Corp.	87,975,000	--	--	862,500	88,320,000
Universal Corp.	77,103,000	--	17,659,496	530,000	--
Total	$273,749,769	$1,436,164	$17,659,496	$1,392,500	$194,224,560

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $2,876,282,658. Net unrealized appreciation aggregated $337,764,752, of which $508,445,939 related to appreciated investment securities and $170,681,187 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2016